UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust
(exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané Tyler, Secretary
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577

Date of fiscal year end:     May 31

Date of reporting period:  November 30, 2006

Item 1.  Reports to Stockholders.

WESTCORE FUNDS

Semi-Annual Report

November 30, 2006

Westcore Equity Funds

Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund

Westcore Bond Funds

Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC.

WestCore Funds

*Better research
makes the
difference.*

1-800-392-CORE (2673) ■ www.westcore.com	1

Dear Fellow Shareholders:

We are pleased to report that all 11 of the Westcore Funds had positive rates of return for the first half of our fiscal year ended November 30, 2006. Performance ranged from a 4.4% return by the Westcore International Frontier Fund to a 14.1% return by the Westcore Small-Cap Value Fund. Over the past six months, the Funds capitalized on the strength of the stock and bond markets by adhering to the same fundamental research approach that has defined our investment process for the past 20 years.

While strong, absolute results - those that shareholders can "take to the bank" - are important, we also aim for strong performance relative to the Funds' peers. As such, it's noteworthy that nine of 10 eligible Westcore Funds delivered returns that earned them an Overall Morningstar RatingTM of three or more stars for risk-adjusted performance (as of November 30, 2006). Equally impressive are their longer-term rankings, which earned these same nine funds three or more stars for the three-year period.

Solid and consistent long-term performance also drew the attention of Lipper Inc., which rewarded five Westcore Funds with the distinguished Lipper Leader designation for the three-year period. Additionally, a number of our funds were recognized as Lipper Leaders for their exceptional expense and tax-efficiency ratings. For detailed information about fund rankings and returns, including important disclosures, please see pages 4 through 14.

In our review of the past six months, we were also pleased to see a continued increase in Westcore's assets under management. On June 1, 2006, we managed approximately $1.4 billion for our shareholders, and by November 30, 2006, that sum had climbed to approximately $1.8 billion. We attribute this growth to both positive returns across all our Funds and to new investors joining our Fund Family. Rest assured that as we grow, our commitment to providing shareholders with disciplined and consistent investment processes will not waiver.

Looking ahead, we are cautiously optimistic about the economy and markets in 2007. While the consensus seems to be that the Federal Reserve Board will remain in a near-term holding pattern with regard to interest rates, we will continue to keep our eye on housing, energy prices, consumer spending and other potential catalysts that could spur the Fed into action. More importantly, we will continue to rigorously analyze every security that we either currently own or are considering purchasing to determine whether it is worthy of your hard-earned money.

2	Semi-Annual Report November 30, 2006 (Unaudited)

In closing, we would like to remind you of a change in the Westcore Funds' fiscal year-end. Effective December 31, 2006, the Funds' fiscal periods will follow a standard calendar year. We believe this change will allow us to improve the efficiency of producing reports such as this one and that a more standardized reporting period will make it easier for you to track the performance of your Westcore Funds.

As always, we thank you for the opportunity to help you reach your financial goals. For more information, please call 1-800-392-2673, e-mail us at invest@westcore.com or visit us online at www.westcore.com.

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 11/30/06

						Since Incep.
Westcore MIDCO	6-Month*	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund	9.51%	13.44%	10.33%	9.82%	8.51%	12.27%
Russell Midcap Growth Index	8.43%	12.88%	13.47%	9.22%	8.53%	11.47%
Lipper Mid-Cap Growth Index	6.48%	11.80%	11.75%	7.01%	6.81%	10.46%
						Since Incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Growth Fund	6.68%	4.61%	8.95%	4.75%	8.14%	10.00%
Russell 1000 Growth Index	9.30%	8.38%	7.97%	2.59%	5.20%	10.71%
Lipper Large-Cap Growth Index	6.95%	3.90%	7.38%	2.00%	4.40%	9.87%
						Since Incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	10/1/99
Westcore Select Fund	10.38%	18.75%	15.28%	7.20%	NA	17.82%
Russell Midcap Growth Index	8.43%	12.88%	13.47%	9.22%	NA	5.54%
Lipper Mid-Cap Growth Index	6.48%	11.80%	11.75%	7.01%	NA	3.93%
						Since Incep.
Westcore International	6-Month*	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund	4.40%	18.94%	13.53%	13.52%	NA	5.52%
MSCIEAFE Small-Cap Index	6.17%	24.70%	26.44%	22.55%	NA	12.86%
Lipper International Small-Cap Index	8.73%	31.44%	27.91%	22.92%	NA	10.23%
						Since Incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Blue Chip Fund	7.40%	11.40%	12.20%	6.24%	7.40%	10.68%
S&P 500 Index	11.33%	14.24%	11.81%	6.08%	8.06%	11.69%
Lipper Large-Cap Core Index	9.96%	12.58%	10.43%	5.02%	6.96%	10.74%
						Since Incep.
Westcore Mid-Cap	6-Month*	1-Year	3-Year	5-Year	10-Year	10/1/98
Value Fund	9.59%	15.04%	17.74%	13.16%	NA	13.93%
Russell Midcap Value Index	11.86%	20.16%	20.04%	16.59%	NA	13.74%
Lipper Mid-Cap Value Index	9.71%	16.22%	15.89%	13.17%	NA	12.82%
						Since Incep.
Westcore Small-Cap	6-Month*	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund	9.35%	17.83%	16.03%	14.39%	10.32%	11.82%
Russell 2000 Index	9.72%	17.43%	14.19%	12.66%	9.69%	10.45%
Lipper Small-Cap Core Index	6.06%	13.86%	14.10%	11.97%	10.50%	11.64%
						Since Incep.
Westcore Small-Cap	6-Month*	1-Year	3-Year	5-Year	10-Year	12/13/04
Value Fund	14.05%	20.92%	NA	NA	NA	13.74%
Russell 2000 ValueIndex	12.21%	21.47%	NA	NA	NA	14.85%
Lipper Small-Cap Value Index	7.76%	16.63%	NA	NA	NA	13.70%

4	Semi-Annual Report November 30, 2006 (Unaudited)

Average Annual Total Returns as of 11/30/06 (continued)

						Since Incep.
Westcore Flexible	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund	8.75%	13.61%	8.70%	9.74%	7.84%	9.09%
Lehman Brothers U.S. Corporate
High Yield Ba Index	7.17%	10.33%	7.82%	7.74%	7.49%	9.20%
Westcore Flexible Income Fund
Custom Index[1]	7.17%	10.33%	7.82%	7.74%	7.51%	9.33%
Lipper High Current Yield Index	5.97%	10.07%	8.30%	8.80%	5.06%	7.43%
						Since Incep.
	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Plus Bond Fund	6.19%	7.20%	5.47%	6.54%	6.48%	7.18%
Lehman Brothers Aggregate
Bond Index	5.93%	5.94%	4.25%	5.04%	6.20%	7.70%
Lipper Intermediate Investment
Grade Index	5.80%	5.91%	4.18%	4.89%	5.82%	7.00%
						Since Incep.
Westcore Colorado	6-Month*	1-Year	3-Year	5-Year	10-Year	6/1/91
Tax-Exempt Fund	4.19%	5.26%	3.05%	4.02%	4.44%	5.30%
Lehman Brothers 10-Year
Municipal Debt Index	4.79%	6.17%	4.39%	5.35%	5.71%	6.58%
Lipper Intermediate
Municipal Debt Index	3.67%	4.95%	3.23%	4.18%	4.62%	5.37%
*Not annualized.

1 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/06 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years.

The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 days of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Please see important footnotes on page 6.

1-800-392-CORE (2673) ■ www.westcore.com	5

Westcore Select Fund:
This Fund may participate in the Initial Public Offering ("IPO") market, and a significant portion of the Fund's Since Inception return is attributable to its investment in IPOs, which in turn have had a magnified impact due to the Fund's relatively small asset base. As the Fund's assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier, Small-Cap Opportunity and Small-Cap Value Funds: Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

Westcore Select Fund:
Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:
Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds:
These Funds are subject to additional risk in that it may invest in high-yield/high-risk bonds and is subject to greater levels of liquidity risk. In addition, these Funds' exposure to foreign markets can regularly effect the net asset value (NAV) and total return of these Funds due to foreign risk.

Westcore Colorado Tax-Exempt Fund:
This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.

6	Semi-Annual Report November 30, 2006 (Unaudited)

Fund		Beginning Account Value at 6/1/06	Ending Account Value at 11/30/06	Expenses Paid During Period* 6/1/06 to 11/30/06
Westcore MIDCO Growth Fund	Actual Fund Return	$1,000	$1,095	$5.72
	Hypothetical Fund Return	$1,000	$1,020	$5.51
Westcore Growth Fund	Actual Fund Return	$1,000	$1,067	$5.81
	Hypothetical Fund Return	$1,000	$1,019	$5.67
Westcore Select Fund	Actual Fund Return	$1,000	$1,104	$6.07
	Hypothetical Fund Return	$1,000	$1,019	$5.83
Westcore International	Actual Fund Return	$1,000	$1,044	$7.68
Frontier Fund	Hypothetical Fund Return	$1,000	$1,018	$7.58
Westcore Blue Chip Fund	Actual Fund Return	$1,000	$1,074	$5.65
	Hypothetical Fund Return	$1,000	$1,020	$5.50
Westcore Mid-Cap Value Fund	Actual Fund Return	$1,000	$1,096	$6.56
	Hypothetical Fund Return	$1,000	$1,019	$6.32
Westcore Small- Cap	Actual Fund Return	$1,000	$1,094	$6.82
Opportunity Fund	Hypothetical Fund Return	$1,000	$1,019	$6.57
Westcore Small-Cap Value Fund	Actual Fund Return	$1,000	$1,141	$6.96
	Hypothetical Fund Return	$1,000	$1,019	$6.56
Westcore Flexible Income Fund	Actual Fund Return	$1,000	$1,088	$4.44
	Hypothetical Fund Return	$1,000	$1,021	$4.30
Westcore Plus Bond Fund	Actual Fund Return	$1,000	$1,062	$2.84
	Hypothetical Fund Return	$1,000	$1,022	$2.78
Westcore Colorado	Actual Fund Return	$1,000	$1,042	$3.33
Tax-Exempt Fund	Hypothetical Fund Return	$1,000	$1,022	$3.29

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the first fiscal half-year/365 (to reflect the half-year period). The annualized expense ratio of Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds were 1.09%, 1.12%, 1.15%, 1.50%, 1.09%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively.

Disclosure Of Fund Expenses (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2006 and held until November 30, 2006.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

1-800-392-CORE (2673) ■ www.westcore.com	7

Morningstar Ratings™ as of 11/30/06
Fund	Overall	3-Year	5-Year	10-Year
Westcore MIDCO	«««	«««	««««	«««
Growth Fund	out of 824	out of 824	out of 660	out of 242
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Growth Fund	««««	«««	««««	««««
	out of 1,400	out of 1,400	out of 1,100	out of 425
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds
Westcore Select Fund	«««	««««	«««
	out of 824	out of 824	out of 660	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds
Westcore International	«	«	«	«
Frontier Fund	out of 82	out of 82	out of 63	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds
Westcore Blue	«««	««««	«««	«««
Chip Fund	out of 1,556	out of 1,556	out of 1,222	out of 497
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Mid-Cap	««««	««««	««««
Value Fund	out of 367	out of 367	out of 303	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds
Westcore Small-Cap	«««	««««	«««	«««
Opportunity Fund	out of 483	out of 483	out of 377	out of 110
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds
Westcore Flexible	««««	««««	««««	«««««
Income Fund	out of 473	out of 473	out of 384	out of 148
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds
Westcore Plus	«««««	«««««	«««««	«««««
Bond Fund	out of 949	out of 949	out of 749	out of 363
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds
Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 325 Muni	out of 325 Muni	out of 292 Muni	out of 233 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

©2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/06. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

See complete disclaimers beginning on page 11.

8	Semi-Annual Report November 30, 2006 (Unaudited)

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www. lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	9

Lipper Leaders for Expense for the Three-Years Ended 11/30/06:

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Lipper Leaders for Tax Efficiency for the Three-Years Ended 11/30/06:

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

10	Semi-Annual Report November 30, 2006 (Unaudited)

Please see the Average Annual Total Returns chart beginning on page 4 for complete performance.

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/06 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 824 funds in the last three years, 660 funds in the last five years and 242 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 3 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,400 funds in the last three years, 1,100 funds in the last five years and 425 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 3 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 824 funds in the last three years and 660 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 4 stars and 3 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 82 funds in the last three years and 63 funds in the last five years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 star and 1 star for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,556 funds in the last three years, 1,222 funds in the last five years and 497 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 4 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 367 funds in the last three years and 303 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Value Fund received a Morningstar Rating of 4 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 483 funds in the last three years, 377 funds in the last five years and 110 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 4 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 473 funds in the last three years, 384 funds in the last five years and 148 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income

1-800-392-CORE (2673) ■ www.westcore.com	11

Fund received a Morningstar Rating of 4 stars, 4 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 949 funds in the last three years, 749 funds in the last five years and 363 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of S stars, S stars and S stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 325 funds in the last three years, 292 funds in the last five years and 233 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored S. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 215 funds in the last three years, 162 funds in the last five years and 216 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Consistent Return rating of Lipper Leader, 4 and 2 for the three-year, five-year and overall periods, respectively.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 389 funds in the last three years, 315 funds in the last five years, 100 funds in the last ten years and 389 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 401 funds in the last three years, 336 funds in the last five years, 135 funds in the last ten years and 409 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Total Return

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored S. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse

12	Semi-Annual Report November 30, 2006 (Unaudited)

investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 483 funds in the last three years, 381 funds in the last five years and 483 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Total Return rating of Lipper Leader, 3 and 2 for the three-year, five-year and overall periods, respectively.

Westcore Blue Chip Fund was rated among the following number of Large-Cap Core Equity Funds for the following time periods: 680 funds in the last three years, 581 funds in the last five years, 249 funds in the last ten years and 683 funds in the overall period. With respect to these Large-Cap Core Equity Funds, Westcore Blue Chip Fund received a Total Return rating of Lipper Leader, 2, 2 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 422 funds in the last three years, 348 funds in the last five years, 152 funds in the last ten years and 425 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Tax Efficiency

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted verage of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 483 funds in the last three years, 381 funds in the last five years and 483 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income Funds for the following time periods: 113 funds in the last three years, 95 funds in the last five years, 67 funds in the last ten years and 69 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Expense

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 11/30/06. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance

1-800-392-CORE (2673) ■ www.westcore.com	13

and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2006, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 167 funds in the last three years, 146 funds in the last five years, 73 funds in the last ten years and 167 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 141 funds in the last three years, 119 funds in the last five years, 65 funds in the last ten years and 141 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader, 2, Lipper Leader and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 369 funds in the last three years, 356 funds in the last five years, 322 funds in the last ten years and 369 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively. The Single State Category is a culmination of multiple single state categories.

14	Semi-Annual Report November 30, 2006 (Unaudited)

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1-800-392-CORE (2673) ■ www.westcore.com	15

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of medium-sized companies with growth potential.

The U.S. equity markets posted strong returns during the six-month period ended November 30, 2006. A favorable economic environment along with robust corporate profits resulted in broad-based gains across most equity segments. The Westcore MIDCO Growth Fund performed well, with a return of 9.51% over this same period, outpacing the 8.43% return of its benchmark, the Russell Midcap Growth Index and the 6.48% return of its peer group, the Lipper Mid-Cap Growth Index.

We are pleased with how well the Fund performed in this recent market environment. We benefited in particular from strong stock selection in the information technology, consumer discretionary, industrial and healthcare sectors. The technology sector comprised about 20% of the overall portfolio throughout the period and was a strong contributor to our results. A standout in this group included Research In Motion Ltd., which was driven by accelerating growth from a new product cycle for its wireless mobile solutions . Security software company RSA Security Inc. also rose significantly upon the announcement that it was being acquired by EMC Corporation. A few tech stocks that were weak during the period were SanDisk Corp., NAVTEQ Corp. and Red Hat Inc. We continued to hold SanDisk, a developer of flash storage cards for various consumer electronics, believing its longer-term prospects are favorable; however, we sold both NAVTEQ, a creator of navigation software, and Red Hat, a distributor of Linux software, due to concerns over competitive pressures in their respective markets.

Within the consumer discretionary sector, up-scale retailers Coach Inc . and Polo Ralph Lauren Corp. contributed solidly to the Fund. In addition, Tempur-Pedic International Inc., a leading mattress manufacturer, rebounded nicely after experiencing weakness early in our

16	Semi-Annual Report November 30, 2006 (Unaudited)

holding period. Tempur-Pedic is a great example of being patient long enough to let our investment thesis play out. We remained underweight in this sector during the period at 17% versus 22% in the benchmark due to our concerns about the financial strength of the consumer.

The sector that was most detrimental to our relative performance was financials . We maintained an overweight position during the period at 14% in this sector versus 9% in the benchmark, which helped our performance; however, our stock selection lagged the benchmark's, causing our overall relative exposure to trail. Stock selection within the materials and energy sectors also detracted slightly from performance.

The major market event during this past six months was the Federal Reserve Board's decision in August to pause from its steady campaign of raising interest rates over the past two years. Although inflationary pressures had increased modestly during this period, a recent decline in energy and commodity prices, falling bond yields, and a weakening housing market signaled that inflation will remain in check and that the Fed may be done raising interest rates for a while. Corporate profits remained strong throughout the period as the economy appeared to be weathering the downturn in the housing and automotive sectors. The other positive influence for equities has been robust mergers and acquisition activity due to the tremendous amount of capital available to private equity buyers along with corporations being flush with cash.

Going forward, the economy appears to be moderating, with forecasts for 2007 real GDP growth around 2 .5%. Some forecasters are predicting a greater economic slowdown, or even a recession, along with an interest rate cut by the Fed in the first half of next year. However, we foresee reasonable economic growth combined with low interest rates and tame inflation, which should create an attractive environment for stocks. Market valuations for equities have risen and, in general, no longer appear cheap, but we are still finding good values with attractive secular growth prospects. We appreciate your continued confidence and look forward to serving you in 2007 and beyond.

1-800-392-CORE (2673) ■ www.westcore.com	17

Westcore MIDCO Growth Fund (continued)

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

18	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
2.64%	Coach Inc. (COH) Designs, produces and markets primarily leather goods including handbags, business cases and luggage and travel cases
2.37%	T. Rowe Price Group Inc. (TROW) An asset management firm that provides investment, record-keeping and communications services to corporate and public retirement plans
2.17%	NII Holdings Inc. (NIHD) Provides mobile communications for business customers in Latin
America
2.11%	Activision Inc. (ATVI) Publishes, develops and distributes interactive entertainment software for use with Microsoft Windows compatible personal computers and console game systems
2.09%	DaVita Inc. (DVA) Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
2.05%	International Game Technology (IGT) Designs and manufactures computerized casino gaming systems
2.04%	NVIDIA Corp. (NVDA) Designs, develops and markets three dimensional (3D) graphics processors and related software
1.90%	GameStop Corp. (GME) Operates specialty electronic game and PC entertainment software stores throughout the U.S., Puerto Rico and Guam
1.88%	Eaton Vance Corp. (EV) Provides mutual funds and investment advisory management and counseling services to individual and institutional clients
1.85%	AMR Corp. (AMR) Operates an airline that provides scheduled passenger, freight and mail service throughout North America, the Caribbean, Latin America, Europe and the Pacific

Percent of Net Assets in Top Ten Holdings: 21.10%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore Growth Fund

FUND STRATEGY: Investing primarily in large companies with growth potential.

"Hope for a good harvest, but keep on plowing."

The first six months of the fiscal year felt like "the best of times and the worst of times," as investors continued to grapple with the course of the U .S. economy. After several years of interest rate hikes, the Federal Reserve decided to "pause," fueling the debate of a potential economic recession. With high fuel and commodity costs, a stalling housing market and a "hawkish" tone on inflation from the Federal Reserve, investors sold equities aggressively. On June 1, 2006, the Russell 1000 Growth Index closed at 515.23 and did not find reprieve from the selling until July 17, when the Index closed at 484.14, some 6% lower. The Fund was unable to avoid the damage during the period, as the malaise was so broad in nature that even diversification did not provide the Fund with the expected risk protection. Key to our research process, we checked in once again with our companies and concluded it was best to "stay the course," as fundamentals appeared solid and valuations were very attractive. Adhering to our investment philosophy of creating opportunity when others are fearful, we used market volatility to increase our investments in those companies in which our research gave us the greatest conviction. Overall, we believed the most attractive risk/reward opportunities created by the market's retraction were in companies at the higher end of the capitalization range.

"Bull markets climb a wall of worry."

As they did during this period last year, the markets eventually worked through many of their doubts and fears, setting the fundamental backdrop for a strong rally. By mid-August, we had executed on a plan to increase the Fund's average market capitalization, as our research lead us to believe such a change would better position the Fund to participate in a recovery and help shield it from further declines. Although the Fund's 6.68% return for the

20	Semi-Annual Report November 30, 2006 (Unaudited)

semiannual period ended November 30, 2006, lagged the 9.30% return posted by its benchmark, the Russell 1000 Growth Index and the 6.95% return of its peer group, the Lipper Large-Cap Growth Index, we are encouraged by its relative advance in the months following the summer decline. Since August 10, 2006 the Fund is up 13.2% versus the 12.6% return of its benchmark as well as the 10 .6% return of broader market as measured by the S&P 500 Index. Although the market posted five-year highs during the period, we continued to see opportunity for capital appreciation in many companies fueled by robust margin expansion and also experiencing productivity gains, strong operating profit growth, and healthy balance sheets.

Positive contributions to the Fund's performance were derived from investments in the consumer discretionary, telecommunications and industrials sectors. Within consumer discretionary, the Fund's holdings in gaming stocks, namely Wynn Resorts Ltd. and Las Vegas Sands Corp., drove performance. Both Wynn Resorts and Las Vegas Sands have significant leverage to the explosive growth in resort gaming in Macau, China. Macau has over 100 million people within a three-hour drive and approximately 1 billion people within a three hour flight - with continued meaningful increases in visitation driven by the excitement around the opening of new mega-resorts, the future of gaming appears bright. In telecommunications, America Movil SA de CV capitalized on strong subscriber trends in Latin America, resulting in solid returns.

Meanwhile, the largest obstacle to performance was technology, with healthcare and energy also providing a drag. Most notably within technology, Corning Inc. declined 13.76% during the period after several of its customers lowered order shipment expectations mid-summer. Although the recent price action of Corning was quite painful, we continue to believe the company remains the most direct beneficiary of the strong secular trend toward next generation/flat-panel televisions. In addition, we believe once the market's concern over "options backdating" scandals subsides, investors will return to the sector as growth remains solid and valuations are very attractive.

Looking forward, we believe we are in the midst of a "mid-cycle" slowdown - a period of slowing growth with moderate inflation. Historically under this scenario, a "mid-cycle slowdown" was followed by years of growth, as experienced in the

1-800-392-CORE (2673) ■ www.westcore.com	21

Westcore Growth Fund (continued)

mid-1980s and mid-1990s . Given the backdrop of relatively low interest rates, decent profit growth, increased merger and acquisition activity, and reasonable valuations, we currently see more opportunities than risks in the marketplace. Near term, we anticipate the volatility in the marketplace will not abate; however, we are very encouraged by the recent out-performance of large capitalization growth stocks, which hopefully will mark the end of a long period of sub-par returns for the asset class.

In conclusion, although the summer was a difficult period, our conviction remains high that the Fund is positioned to outperform over the longer term as we exit this "mid-cycle" slowdown and enter a new projected period of growth.

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88.

This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

Lipper Large-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

22	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
4.44%	Apple Computer Inc. (AAPL) Designs, manufactures and markets personal computers and related personal computing and communicating solutions
4.11%	Microsoft Corp. (MSFT) Develops, manufactures, licenses, sells and supports software products
4.05%	Google Inc. (GOOG) Provides a web-based search engine through its Google.com website
3.15%	Goldman Sachs Group Inc. (GS) A global investment banking and securities firm specializing in investment banking, trading and principal investments and asset management and securities services
3.12%	Gilead Sciences Inc. (GILD) Discovers, develops and commercializes therapeutics for viral diseases
2.86%	Corning Inc. (GLW) Conducts operations in the telecommunications, advanced materials and information display industries
2.65%	Las Vegas Sands Corp. (LVS) Owns and operates the Venetian Casino Resort and the
Sands Expo and Convention Center in Las Vegas, NV, and the Sands Macao Casino in
Macau, China
2.60%	Precision Castparts Corp. (PCP) A worldwide manufacturer of complex metal components and products used in jet aircraft engines and other metal products markets
2.59%	American Express Co. (AXP) Through its subsidiaries, provides travel-related, financial advisory and international banking services around the world
2.30%	Cisco Systems Inc. (CSCO) Supplies data networking products to the corporate enterprise and public wide area service provider markets

Percent of Net Assets in Top Ten Holdings: 31.87%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

The U.S. equity markets posted strong returns during the fiscal six-month period ended November 30, 2006. A favorable economic environment along with robust corporate profits resulted in broad-based gains across most equity segments. The Westcore Select Fund performed very well, with a return of 10.38% over this same period, outpacing the Russell Midcap Growth Index return of 8.43% and the Lipper Mid-Cap Growth Index peer group return of 6.48%.

The Fund normally invests in a core group of 20-35 mid-cap growth stocks that we believe offer strong, longterm performance potential. Even though the individual holdings are concentrated, we seek to maintain broad diversification across both sectors and industries. Due to the concentrated nature of the Fund, there will be times when our sector weights will deviate meaningfully from the benchmark sectors.

Stock selection in the Fund was very strong during the period, with holdings in the consumer discretionary, industrial and information technology sectors contributing the most to our out-performance. During the period, we were meaningfully underweight the consumer discretionary sector at 12% versus over 21% in the benchmark. The strong gains delivered by holdings such as TempurPedic International Inc., Coach Inc., Aeropostale Inc., and GameStop Corp. more than made up for this underweight. We continued to own all four stocks at the end of the period and, together, they made up our entire exposure to this sector at 18% versus 22% in the benchmark. Our underweight position reflects our cautious outlook for this sector.

Within the industrial sector, our holdings in Continental and AMR Corp. performed exceptionally well. Both benefited from capacity growth in the airline industry remaining low while pricing and load factors remain high. Thus, we're seeing a substantial improvement in returns due to improving margins and asset turns.

The information technology sector also performed well, and continues to be our largest sector at 21% of the Fund. Electronic Arts Inc., a leading provider of video‑

24	Semi-Annual Report November 30, 2006 (Unaudited)

game software, gained due to increased demand resulting from the release of next-generation video game consoles. We recently added Seagate Technology Inc. to the Fund, believing that rising demand for high-density storage devices, particularly from the rapidly expanding consumer electronics marketplace, along with new product releases, will increase growth for the company.

A couple of challenging sectors for the Fund were healthcare and telecommunications. We held a large overweight in healthcare, an area of the market where the overall returns were relatively muted during the period. We continue to be very selective, and recently reduced our relative overweight. The telecommunications sector was a small part of the overall portfolio, at about 2.5%, but our stock selection did detract from our performance.

The other sector of note is energy. We held a meaningful underweight during the last six months, which proved to be beneficial as energy prices weakened and the sector underperformed. We sold our energy-related holdings, and we currently do not have any exposure in this sector. We will continue to monitor this sector carefully and add positions as we see fit.

The major market event during this past six months was the Federal Reserve Board's decision in August to pause from its steady campaign of raising interest rates over the past two years. Although inflationary pressures had increased modestly during this period, a recent decline in energy and commodity prices, falling bond yields, and a weakening housing market signaled that inflation will remain in check and that the Fed may be done raising interest rates for a while. Corporate profits remained strong throughout the period as the economy appeared to be weathering the downturn in the housing and automotive sectors. The other positive influence for equities has been robust merger and acquisition activity due to the tremendous amount of capital available to private equity buyers along with corporations being flush with cash.

1-800-392-CORE (2673) ■ www.westcore.com	25

Westcore Select Fund (continued)

Going forward the economy appears to be moderating with forecasts for 2007 real GDP growth around 2 .5%. Some forecasters are predicting a greater economic slowdown or even a recession along with an interest rate cut by the Fed in the first half of next year. However, we foresee reasonable economic growth combined with low interest rates and tame inflation, which should create an attractive environment for stocks. Market valuations for equities have risen and, in general, no longer appear cheap, but we are still finding good values with attractive secular growth prospects. We appreciate your continued confidence, and we look forward to serving you in 2007 and beyond.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

26	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
5.09%	Coach Inc. (COH) Designs, produces and markets primarily leather goods including handbags, business cases and luggage and travel cases
5.04%	AMR Corp. (AMR) Operates an airline that provides scheduled passenger, freight and mail service throughout North America, the Caribbean, Latin America, Europe and the Pacific
4.99%	Amdocs Ltd. (DOX) Provides integrated customer care and billing systems for major wireless and wireline telecommunications companies in the U.S. and internationally
4.99%	Oshkosh Truck Corp. (OSK) Designs, manufactures and markets fire and emergency apparatus and specialty commercial and military trucks
4.81%	Aeropostale Inc. (ARO) A mall-based retailer of casual apparel and accessories that targets young women and men in the pre-teen and teenage markets
4.69%	CapitalSource Inc. (CSE) Provides loans to small- and medium-sized businesses that required customized and sophisticated debt financing
4.65%	Dover Corp. (DOV) Manufactures a variety of specialized industrial products and manufacturing equipment for use in waste handling, bulk transport, petroleum and other industries
4.60%	DaVita Inc. (DVA) Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
4.60%	Constellation Brands Inc. Class A (STZ) Produces and markets beverage alcohol in
North America, Europe and Australia including such brands as Corona and Inglenook
4.51%	Tempur-Pedic International Inc. (TPX) Manufactures and markets foam mattresses, pillows and miscellaneous products under the Tempur-Pedic and other brand names

Percent of Net Assets in Top Ten Holdings: 47.97%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

The Westcore International Frontier Fund experienced a meaningful rebound in performance halfway through the period, yet fell short of matching its benchmark or peer group returns. For the six months ended November 30, 2006, the Fund gained 4.40% versus its benchmark, the MSCI EAFE Small Cap Index, which returned 6.17% and its peer group, the Lipper International Small-Cap Index which advanced 8.73%.

The rally extended across most sectors. In the Fund, we attribute the positive performance to fundamental company factors . Positive contributions from sectors such as commercial services, producer manufacturing and industrial services - three areas in which we benefited from strong stock selection - bolstered the Fund's overall performance. For example, one portfolio holding that stood out during the period was Paris-based Neopost, the second largest producer of postal meters behind Pitney-Bowes. Neopost, a producer manufacturer, climbed 15 .95% on market share gains and a report that fiscal first half profits jumped 19%.

On the negative side, our investments in the retail trade, electronic technology and consumer services sectors detracted from the Fund's relative performance. Again, the relative underperformance is largely explained by company-specific events. A poor performer in our portfolio was U.K.-based NETeller, operator of an online funds transfer service. In response to new legislation in the U.S., NETeller is being forced to reposition its business. We consequently sold our entire position of this consumer services company.

From a country standpoint, the Fund's Japan-based investments offered the highest positive variation in contribution to performance. This essentially means that although the markets were down in Japan for the period, our country weighting and performance provided a more favorable combination over the index. Nonetheless, a handful of our Japanese holdings experienced what we view as temporary setbacks during the period, including Tokyo-based Misumi Group Inc. The company manufactures factory automation parts and press dies, targeting automobile and electronics companies. What makes this company unique is its efficient QCT

28	Semi-Annual Report November 30, 2006 (Unaudited)

(quality, cost, time) supply chain management. Misumi uses catalogues for taking orders and delivers products to customers within three days. It is now working to export its business model across the globe. China is the highest growth area for the company, growing at over 40% per year. We expect Misumi's earnings will continue to increase at a double-digit rate over the next five years. As markets become more competitive and businesses focus on returns, Misumi's customer-base will need to tighten their supply chain in Japan or move production to China. In either case, we're confident Misumi will benefit.

We still believe that the most inefficiently priced stocks are those international companies with market capitalizations under $1.5 billion. In our judgment these companies, as a group, are under-researched, under-owned, and are often available at attractive prices. Through our value-driven, bottom-up approach to stock selection and portfolio construction, we believe that we can identify well-managed, fast-growing businesses selling at bargain prices relative to their intrinsic value that can generate excess returns.

To amplify our stock selection process, we broadened our geographic and sector mix in July. It was necessary to also increase the number of holdings to effectuate this change. The purpose of this more diversified strategy is to reduce near-term volatility resulting from country and industry risk. We feel that, over time, stock selection will drive relative performance. Since implementing this strategy, the Fund's returns have been in-line with the index, giving us confidence that the strategy will serve shareholders well in the long-term.

Also of note during the period, both Adam Schor and Kevin Beck announced their resignations as portfolio managers of the Fund. We would like to thank both Adam and Kevin for their contribution to the Fund over the past four years. With over 16 years of investment experience, John Fenley will continue to work on the investment team as lead manager of the Fund . Senior research analysts Jeremy Duhon and Koji Oki will support John in the research process.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund (Continued)

Country Breakdown as of November 30, 2006
Country	Market Value	%	Country	Market Value	%
Australia	2,976,578	7.83%	Netherlands	1,077,453	2.83%
Austria	643,382	1.69%	New Zealand	375,172	0.99%
Denmark	827,946	2.18%	Norway	1,006,517	2.65%
Finland	692,176	1.82%	Singapore	1,013,158	2.66%
France	1,554,436	4.09%	Spain	608,044	1.60%
Germany	1,354,986	3.56%	Sweden	1,123,307	2.95%
Greece	840,542	2.21%	Switzerland	1,545,035	4.06%
Hong Kong	1,054,936	2.77%	United Kingdom	7,185,621	18.89%
Ireland	418,632	1.10%	Cash Equivalents and
Italy	1,150,053	3.02%	Net Other Assets	1,280,421	3.37%
Japan	11,305,525	29.73%	Net Assets	$38,033,920	100%

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

30	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
2.52%	Mani Inc. (Japan) Manufactures medical goods and equipment including threads and needles for surgeries, surgical knives for eye surgeries and dental instruments and equipment
1.79%	Point Inc. (Japan) A nationwide casual wear retailer managing multiple brands such as
"Lowrys Farm" and "Global Work"
1.75%	So-net M3 Inc. (Japan) Offers marketing support to pharmaceutical companies via its
m3.com website under the "MR-kun" brand name
1.55%	Alpine Electronics Inc. (Japan) A manufacturer of car audio and navigation systems, targeting premium autos
1.55%	Misumi Group Inc. (Japan) Distributes precision machinery parts by mail order including items such as press die, plastic mold, automated machinery, PC and network and wiring components
1.55%	Village Vanguard Co Ltd. (Japan) A nationwide bookstore operator that also sells toys,
CDs, DVDs and anything else that in the end helps to sell books
1.55%	EPS Co Ltd. (Japan) A leading CRO (contract research organization) and SMO (site management organization) to pharmaceutical companies in Japan
1.53%	Pal Co. Ltd. (Japan) A multi-brand clothing and accessory retailer, targeting both basic and high fashion
1.51%	Nabtesco Corp. (Japan) Manufactures a variety of industrial products from reduction gears for robots to hydraulic equipment, airplane components including high voltage power units for airplanes and marine control systems
1.48%	Kenedix Inc. (Japan) An asset management company focusing on real estate and nonperforming loans

Percent of Net Assets in Top Ten Holdings: 16.78%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

After posting a 10.09% gain for the fiscal year ended May 31, 2006, the Westcore Blue Chip Fund added 7.40% through the half-year ended November 30, 2006. Despite outperforming its benchmark last year, the Fund lagged the 11.33% return posted by the S&P 500 Index and the 9.96% return of its peer group, the Lipper Large-Cap Core Index for the six-month period.

The half-year has been difficult for many managers. With valuation spreads between companies remaining tight, differentiation between opportunities has been more difficult than in the recent past. However, we continue to believe that our focus on companies that generate free cash flow and improve returns on capital will, over time, allow us to outperform. This focus provides an additional element that managers focused purely on earnings may not see.

We have noted that, with valuation differences compressed, we have gradually seen more opportunities in areas like technology, communications and healthcare, where the prospects for growth are greater. We have realized limited successes to date. For example, semiconductor maker Intel Corp. was a strong contributor during the period, as its competitive recovery gained traction. In addition, Zimmer Holdings Inc. (a medical device company) was among our most notable performers. However, the overall performance of our investments in healthcare and communications detracted from the portfolio's results during the period. Specifically, our investment in TEVA Pharmaceutical Industries Ltd. came under pressure on concerns about competition in the generic drug industry. Our research suggested that concerns about increased competition were exaggerated. We continue to believe that, over time, the significant quantity of large, branded drugs with expiring patents, and the increasing pressure from health insurers and the government for affordable drugs, will cause companies like TEVA to succeed.

32	Semi-Annual Report November 30, 2006 (Unaudited)

Our investment in cell phone giant Nokia Corp. underperformed our expectations, as demand forecasts moved lower and short-term uncertainty was created by certain license re-negotiations. However, Nokia continues to gain market share and remains dominant in emerging markets where demand growth is the strongest.

Our energy holdings lagged the index energy stocks. The source of this underperformance can be tied primarily to our position in Transocean Inc., an offshore contract drilling company, where the pullback in oil price hurt market expectations. Given the longer-term nature of their contracts and our belief that drilling activity must remain high even at these somewhat lower oil prices, we continue to be optimistic about Transocean.

Our best performance came from our investments in the capital goods, interest rate sensitive and consumer staples sectors. Our capital goods holdings in defense industry giants General Dynamics Corp. and Raytheon Co. benefited as the budget appropriations remained robust, extending the improvements in free cash flow. Our interest rate sensitive holdings included Merrill Lynch & Co., Inc. and Morgan Stanley. Both of these companies continue to benefit from a very strong trading market, a good mergers and acquisitions market, and from strong equity issuance in initial public offerings. Within consumer staples, Bunge Ltd. (one of the world's largest processors of soybeans, with related fertilizer and food products businesses) was a significant contributor to our results. Early in the year, the company faced several short-term issues that led to a decreased level of high-margin sales in the Southern hemisphere. Transportation costs were also a headwind. Bunge aggressively dealt with these concerns, rationalizing its manufacturing and processing footprint to reduce transport costs and gain efficiencies. During the period, Bunge benefited from overall strength in commodities and improved free cash flow and returns.

1-800-392-CORE (2673) ■ www.westcore.com	33

Westcore Blue Chip Fund (continued)

Looking ahead, we remain optimistic about the prospects for the equity markets in general and for the Westcore Blue Chip Fund in particular. Interest rates remain relatively low, energy prices have come down, and the economy as a whole appears stable at a somewhat slower growth rate. The portfolio continues to emphasize quality, large-cap stocks that we believe possess promising opportunities, purchased at attractive prices relative to the intrinsic value of those opportunities. As we look forward to 2007, we thank you for your continued trust and support.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Large-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Core Funds classification. This classification consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

34	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
4.09%	Microsoft Corp. (MSFT) Develops, manufactures, licenses, sells and supports software products
3.32%	Abbott Laboratories (ABT) Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
3.05%	Teva Pharmaceutical Industries Ltd. (TEVA) Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
2.84%	Medtronic Inc. (MDT) Provides device-based therapies that restore health, extend life and alleviate pain
2.69%	Amgen Inc. (AMGN) Discovers, develops, manufactures and markets human therapeutics based on cellular and molecular biology
2.69%	American International Group Inc. (AIG) Provides a variety of insurance and insurance-
related services in the U.S. and overseas
2.65%	Walt Disney Co. (DIS) An entertainment company that conducts operations in media networks, studio entertainment, theme parks and resorts, consumer products and
Internet and direct marketing
2.64%	Citigroup Inc. (C) A diversified financial services holding company that provides a broad range of financial services
2.63%	Colgate-Palmolive Co. (CL) A consumer products company that markets its products throughout the world
2.58%	Campbell Soup Co. (CPB) With its subsidiaries, manufactures and markets branded convenience foods

Percent of Net Assets in Top Ten Holdings: 29.18%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Mid-Cap Value Fund

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

The Westcore Mid-Cap Value Fund delivered shareholders a strong return of 9.59% during the six months ended November 30, 2006. While we produced positive results in absolute terms, we are disappointed that we did not outperform the Fund's benchmark, the Russell Midcap Value Index, which returned 11.86%. Our results also slightly lagged those of our peers, as reflected in the Lipper Mid-Cap Value Index return of 9.71%.

Over the past six months, we maintained a constructive outlook on the economy and the stock market. Entering into the period, we believed the Federal Reserve was nearing an end to its program to raise short-term interest rates. As we anticipated, the Fed stopped raising rates in August and, as of the end of this period, has left the federal funds rate unchanged at 5.25%. With the core inflation rate moderating, we do not foresee another round of rate increases entering 2007. We also believed that economic growth would slow to a more sustainable pace but remain solid and supportive of improving company fundamentals and higher stock prices. Not only were we pleased to see this scenario play out during the period, but our optimism was further boosted by reports of positive job creation and real wage increases, which should enable the consumer to remain a key driver of future economic growth.

Our best-performing sector versus the benchmark was basic materials. Pactiv Corp., which engages in the production and sales of consumer and food service/ food packaging products, was a stellar performer in this sector. The company has improved margins through a combination of cost reductions and pricing initiatives. Another sector that had a favorable effect on the Fund's relative performance was capital goods. One stock that stood out in this group was Manitowoc Company Inc., one of the world's leading producers of heavy cranes. The company is benefiting from the global upswing in crane demand, thus leading to higher margins

36	Semi-Annual Report November 30, 2006 (Unaudited)

and stronger cash flows. Also making a noteworthy contribution to the Fund's performance was the consumer cyclical sector, where the collective performance of such stocks as TJX Companies Inc., Brinker International Inc., Darden Restaurants Inc. and Federated Department Stores boosted our results.

In contrast, the sectors that detracted most from the portfolio's relative results were medical/healthcare, commercial services and utilities. Biovail Corp. was our most disappointing stock within the medical/healthcare sector. The company, a specialty pharmaceutical company, has specific expertise in drug delivery technology. We liquidated our position following Biovail's loss of a patent case, which significantly impacted the company's future cash flow . Meanwhile, the negative impact we felt from the commercial services sector cannot be tied to one particular stock . In fact, two of our three holdings in this sector produced positive returns. However, their collective results lagged the benchmark; therefore, making the sector one of our worst performers. Finally, the utilities sector held back our results, due primarily to our underweighting. Strong returns within this sector have pushed general valuations to lofty levels, therefore, we maintain our underweighting.

In summary, we continue to manage a well-diversified portfolio of stocks with strong free cash flow and improving fundamentals. As we look ahead, we are optimistic about the stock market and specifically about companies in your portfolio. As always, we thank you for your confidence and trust. We will continue to work hard on your behalf.

1-800-392-CORE (2673) ■ www.westcore.com	37

Westcore Mid-Cap Value Fund (continued)

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

38	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
3.74%	Cephalon Inc. (CEPH) Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer
3.25%	NiSource Inc. (NI) A holding company whose operating companies engage in all phases of the natural gas business
3.12%	Crown Holdings Inc. (CCK) Manufactures packaging products for household and consumer goods
2.95%	AMVESCAP PLC (AVZ) An independent investment management group operating under the AIM, INVESCO and Atlantic Trust brand names
2.85%	Ambac Financial Group Inc. (ABK) Provides financial guarantee insurance and financial management services
2.82%	Bunge Ltd. (BG) An integrated global agribusiness and food company spanning the farm-
to-consumer food chain
2.81%	Centerpoint Energy Inc. (CNP) Provides energy services to customers in mid-western states
2.63%	DPL Inc. (DPL) A holding company whose principal subsidiary is The Dayton Power and
Light Company which sells electricity in west central Ohio
2.60%	Starwood Hotels & Resorts Worldwide Inc. (HOT) Owns, manages and franchises hotels throughout the world
2.58%	Westar Energy Inc. (WR) An electric utility company servicing customers in Kansas

Percent of Net Assets in Top Ten Holdings: 29.35%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

For the six-month period ended November 30, 2006, the Westcore Small-Cap Opportunity Fund produced a strong return of 9.35%. While this is slightly less than the 9.72% gain posted by the Fund's benchmark, the Russell 2000 Index, it is well ahead of the 6.06% return of our peer group, the Lipper Small-Cap Core Index.

Throughout the past six months, we remained constructive on the economy and the stock market, especially small-cap stocks. Our belief going into the period was that inflation was moderating and that, as the economy showed signs of slowing, the Federal Reserve would stop raising short-term interest rates. Our theory proved correct and, after 17 consecutive increases in the fed funds rate, policymakers left rates unchanged in August and have not raised them since. This supports our assessment that economic growth has slowed to a more sustainable rate and that the economy appears to be on solid footing. While the downturn in home sales and prices created some angst among investors, the fact that workers are experiencing real wage increases and positive job creation should enable consumers to maintain their status as key contributors in future economic growth. Finally, the weaker dollar is making U.S. products more competitive globally. These promising underpinnings lead us to believe that stocks, and specifically small-cap stocks, will continue to deliver attractive returns in 2007.

Turning to the Fund, the three sectors that contributed the most to our results versus the benchmark index were interest rate sensitive, capital goods and consumer cyclical. The top performer in the interest rate sensitive sector was Clark Inc., a leading broker of life insurance products used to fund deferred compensation plans. Aegon saw the same potential improvement in company fundamentals that we saw and offered to acquire the company. General Cable Corp., a leading manufacturer of wire and cable products, also continued to be a strong performer for the portfolio. The

40	Semi-Annual Report November 30, 2006 (Unaudited)

company continues to produce improving sales, margins and cash flow, reflecting strong demand and high capacity utilization . Zale Corp., after struggling earlier in the year, has rebounded nicely. This specialty retailer of fine jewelry has sold some of its underperforming operations, specifically Bailey Banks & Biddle, and cleared out unwanted inventory through aggressive promotions. This has enabled Zale to get back to its core jewelry business in time for the critical holiday season.

The three sectors that detracted the most from the Fund's relative performance were technology, medical/ healthcare and commercial services. Within technology, Neoware Inc. provided the biggest drag on performance. The company provides software, services and solutions to enable thin client computing, which is an alternative computing architecture to traditional PC-based, client server computing. While we are optimistic about the future of the thin client computing market, Neoware has struggled in converting its prospect pipeline to sales. It has addressed sales execution by bringing in new sales executives and attacking the small/medium market, which has less sales volatility than the large market. Within the medical/healthcare space, Molecular Devices Corp. was our most significant underperformer. Molecular Devices is a supplier of bioanalytical measurement systems that accelerate and improve drug discovery. The stock came under pressure when management reduced guidance in the third quarter due to weaker-than-expected demand for the company's imaging products. We still believed that this company should benefit from a renewed focus on research and development activity by the pharmaceutical and biotechnology industries and therefore we maintained our position during the period. Source Interlink Cos. Inc., a distributor of books, magazines, DVDs and other home entertainment products,

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund (continued)

was the biggest detractor from performance within the commercial services sector. Weakness was driven by the announced departure of the company's founder and CEO. While change in senior management can sometimes bring uncertainty, we look for the new CEO to focus on driving down costs and capitalizing on operating synergies, thus generating greater free cash flow and improving returns.

Going forward, we believe our focus on high-quality companies that are generating free cash flow is a solid investment process. As always, we value your support and confidence.

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

42	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
4.21%	General Cable Corp. (BGC) Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
3.24%	Piper Jaffray Cos. (PJC) A financial services firm that provides investment advice and services to businesses, institutions and individuals
3.20%	Epicor Software Corp. (EPIC) Designs, develops, markets and supports enterprise software solutions integrating back office applications with front office applications for sales, marketing and customer support
2.98%	Clark Inc. (CLK) Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.
2.97%	Kendle International Inc. (KNDL) Provides a broad range of Phase I through Phase IV clinical research and drug development services to pharmaceutical and biotechnology industries
2.74%	EMCOR Group Inc. (EME) Designs and develops compound semiconductor materials and process technology
2.65%	Spartech Corp. (SEH) Produces engineered thermoplastic materials, polymer compounds and molded and profile products for a variety of manufacturing customers
2.60%	K-V Pharmaceutical Co. Class A (KVa) Researches, develops, manufactures and markets controlled-release and tastemasked forms of drug products using proprietary drug delivery and tastemasking technologies
2.36%	Sciele Pharma Inc. (SCRX) A pharmaceutical company that focuses on sales, marketing and development of branded prescription products for the treatment of cardiovascular/
metabolic and women's health
2.28%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California

Percent of Net Assets in Top Ten Holdings: 29.23%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

The six-month period ended November 30, 2006, was characterized in part by strong small-cap stock returns and the Westcore Small-Cap Value Fund also turned in impressive results. In fact, strong stock selection helped the Fund outpace its benchmark during the six months ended November 30, 2006, allowing it to gain 14.05% compared to a 12.21% return posted by the Russell 2000 Value Index. We're also pleased with our performance relative to our peers. The Fund significantly outperformed the Lipper Small-Cap Value Index, which produced a six-month return of 7.76%. While we are happy to report strong six-month returns, our focus remains on producing superior long-term, risk-adjusted performance for our shareholders.

Throughout the past six months, we remained constructive on the economy and the stock market, especially small-cap stocks. Our belief going into the period was that inflation was moderating and that, as the economy showed signs of slowing, the Federal Reserve would stop raising short-term interest rates. Our theory proved correct and, after 17 consecutive increases in the fed funds rate, policymakers left rates unchanged in August and have not raised them since. This supports our assessment that economic growth has slowed to a more sustainable rate and that the economy appears to be on solid footing. While the downturn in home sales and prices created some angst among investors, the fact that workers are experiencing real wage increases and positive job creation should enable consumers to maintain their status as key contributors in future economic growth. Finally, the weaker dollar is making U.S. products more competitive globally. These promising underpinnings lead us to believe that stocks, and specifically small-cap stocks, will continue to deliver attractive returns in 2007.

In this environment, the sectors that most positively impacted our relative performance were transportation, energy and interest rate sensitive. Within the transportation sector, Diana Shipping Inc. was a meaningful contributor to results.

44	Semi-Annual Report November 30, 2006 (Unaudited)

The company is benefiting from a combination of increased demand for dry bulk shipping capacity and a constrained supply of new ships. Over the next couple of years, shipyards are focusing their production capabilities on the more profitable specialized tankers and wet bulk ships. These supply/demand factors paint a favorable picture for dry bulk shippers such as Diana Shipping. Looking next at energy, our largest contributor to the Fund's performance was Gulf Island Fabrication Inc., a company engaged in the fabrication and refurbishment of drilling and production platforms. Gulf Island's stock price was under pressure earlier this year due to higher-than-expected costs associated with hurricane Katrina. These cost pressures proved to be temporary in nature and margins resumed their expansionary path during the third quarter. Our Outlook on Gulf Island remains positive, as we believe increased deep-water drilling in the Gulf will drive strong demand for the company's platform equipment. Cash America International Inc. also had strong results over the past six months, and was a key performer in the interest rate sensitive sector. This financial services company, which offers pawn loans, short-term unsecured cash advances, and check cashing, benefited from the successful introduction of its Internet payday lending services. Cash America is currently doing Internet business in 26 states and, importantly, has proactively registered in each of these 26 states - something that we believe gives it an edge over the competition.

The three sectors that most detracted from relative performance over the past six months were basic materials, technology and medical/healthcare. Albany International Corp., a maker of paper production products, was affected by investor concerns over European operations. We believe these issues will not materially impact the company, and we remain constructive on the long-term outlook for the stock. Our most disappointing holding during the quarter was in the technology sector. Nam Tai Electronics, a China-based provider of electronics components, was sold from the portfolio after management announced unexpected capital expenditures that would negatively impact profitability. These developments undermined our thesis for owning the stock and we liquidated the position in the third quarter. The underperformance of our position in the medical/healthcare sector was not driven by any particular

1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Small-Cap Value Fund (continued)

holding. Our slight overweight in the sector versus our benchmark was in fact the correct positioning, as this group was a solid performer for the market during the period. However, collectively, our holdings underperformed the Russell 2000 Value Index medical/healthcare returns.

Our bottom-up, research-driven approach enables our analyst team to focus their attention on what we believe are the most promising ideas within each sector. We remain confident in our investment selection process focused on finding dividend-paying companies that generate strong free cash flow and have positive company fundamentals. We thank you for your confidence and support.

Russell 2000 Value Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 4 and 5.

46	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
4.50%	Belden CDT Inc. (BDC) Manufactures high-speed electronic cables focusing on products for the specialty electronics and data networking markets
2.93%	Gulf Island Fabrication Inc. (GIFI) Makes offshore drilling and production platforms and other specialized structures used in the development and production of offshore oil and gas reserves
2.72%	Clark Inc. (CLK) Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the U.S.
2.72%	Berry Petroleum Co. (BRY) Produces, explores for and markets crude oil and natural gas in California
2.62%	Ennis Business Forms Inc. (EBF) Manufacturer of printed business products including business forms, checks, commercial printing, promotional products, office supplies, etc.
2.61%	Advanta Corp. (ADVNA) A financial services company that provides business credit cards, insurance and deposit products
2.60%	Sauer-Danfoss Inc. (SHS) Designs, manufactures and sells hydraulic systems and components for use primarily in applications of off-highway mobile equipment
2.43%	Associated Estates Realty Corp. (AEC) Specializes in the development, acquisition, ownership and management of multifamily properties in IN, MI and western PA
2.40%	Lincoln Electric Holdings Inc. (LECO) Designs and manufactures welding and cutting products
2.28%	Platinum Underwriters Holdings Ltd. (PTP) A holding company that provides property and casualty reinsurance coverage to insurers and select reinsurers on a worldwide basis

Percent of Net Assets in Top Ten Holdings: 27.81%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

We always like to start this commentary by reiterating our investment philosophy. We believe the most important aspect of the total return of our investors' portfolio should be to maximize income yield while maintaining safety of principal rather than to capture gains through rapid trading. In our opinion, the best way to achieve this is through a diversified portfolio of high-yield debt, investment grade corporate bonds, preferred stocks and income-generating equities. Our goal is to achieve a higher, long-term, risk-adjusted return than either a high-quality or a pure high-yield debt fund can produce.

Performance since our last report remains strong. Westcore Flexible Income Fund's return for the six months ended November 30, 2006, was 8.75%. This exceeded the performance of our benchmark, the Lehman Brothers U.S. Corporate High Yield Ba Index, which gained 7.17% and our peer group, the Lipper High Current Yield Index which advanced 5.97%. Our calendar year-to-date return in 2006 was 13.16% versus 9.32% for the Lehman Index. Longer-term performance also remained solid, with the Fund earning 8.70% for the three years ended November 30 compared to a 7.82% return for the Index.

We continued to see strong returns from most areas of the portfolio, especially from some of our Master Limited Partnership (MLP) equity investments. Our auto positions also performed well, but not as strongly as during the first half of the year. We continue to be constructive on most of the credits in the auto and auto-related sectors, but are growing more concerned about their prospects should the economy take a turn for the worse in 2007. The biggest drag on our overall performance has been our atypically large cash position. While we are encouraged by the Fund's strong relative and absolute performance during 2006, rest assured that we continue to watch for speed bumps that may impact returns over the coming years.

In our letter to you in May, we again expressed our concerns about the health of the U.S. consumer amidst the downturn in the housing market. The weakening of

48	Semi-Annual Report November 30, 2006 (Unaudited)

the housing market continued throughout 2006. While it doesn't yet show signs of a wholesale collapse, if current trends continue, we could be facing an increased probability of a consumer-led economic slowdown in 2007.

What does this mean in terms of your portfolio? We have grown increasingly cautious regarding credit as the year has progressed. In a "high-yield" fund it is rather difficult - and not what you pay us for - to abandon credit. Instead, we feel the best alternative is to increase our cash position as a natural hedge against potential credit weakness. Those of you who have been following the portfolio closely via the various services that report our holdings will note our increased cash holdings. We are currently targeting cash in the 10%-15% range, potentially for the next few quarters. We are also increasing our positions in shorter maturity debt.

We have increased cash not only to hedge credit, but also to provide us with "dry powder" should the economy start to weaken and spreads start to offer value. We think the current credit spreads are indicating that the market expects very low default rates and very strong credit performance as a whole. These expectations are similar to the "goldilocks" economy of the mid-1990s: modest growth with modest inflation. We also think that, for the broader market, investors are not being compensated in terms of yield to take on significant credit risk. We believe that, over the next few quarters, either a change in the economic winds or a more rational alignment of risk and reward will present us with better opportunities to invest.

There has been discussion in the financial press about the current leveraged buyout (LBO) "boom." We have seen two of the largest transactions in history take place since May: HCA Inc. and Kinder Morgan Inc. The market is still awash with piles of private equity money waiting to be put to work. Companies that no one would ever think could be LBO targets have been the subjects of speculation (Anheuser-Busch Companies, Inc., John Deere, Home Depot Inc.). That these companies could ever be the subjects of LBO discussions indicates the significant amount of capital that has been allocated to private equity.

We are very concerned about LBO risk, but note this would be more of a problem for the investment grade credit markets as opposed to the high yield market. Generally, the companies that are potential targets are highly rated, low-leverage enterprises with weak share prices. Some high yield credits we like, such as Station Casinos Inc., are LBO targets, but these are the exception rather than the rule. We think that if LBOs of investment grade companies do accelerate in 2007, it will provide us with the opportunity to invest in strong enterprises (like Kinder Morgan Inc .) that will be trading at yields offering value to debt investors.

1-800-392-CORE (2673) ■ www.westcore.com	49

Westcore Flexible Income Fund (continued)

As we mentioned earlier, we are being very cautious when it comes to credit selection. Our approach has always been to focus on those companies with a competitive advantage and strong assets that we believe can ride through a financial storm. Our primary focus will continue to be on the underlying strength of the companies in which we invest your capital.

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor's Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/ Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/06 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over five years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected Lipper High Current Yield Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

50	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Corporate Credit Exposure
as of 11/30/06*		Top 10 Sectors as of 11/30/06
3.54%	Ford Motor Co.	13.40%	Leisure
3.53%	GMAC LLC	11.46%	Autos
2.78%	Leucadia National Corp.	8.65%	Energy (Non-Utilities)
2.73%	Cox Enterprises	6.55%	Financial Services
2.29%	MGM Mirage	5.50%	Collateralized Debt Obligations
2.27%	Wynn Resorts	5.23%	Other Industrials
1.67%	Harrah's	4.63%	Cable & Media
1.66%	iStar Financial Inc.	4.57%	REITS - Diversified
1.65%	Hilton Hotels	3.35%	REITS - Healthcare
1.55%	Host Marriott	2.60%	Healthcare
Percent of Net Assets in Top Ten Corporate Credit
Exposure: 23.67%		Percent of Net Assets in Top Ten Sectors: 65.94%

*Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

In pursuit of Westcore Plus Bond Fund's investment objective our goal is to achieve a higher, long-term, risk-adjusted return than a typical intermediate investment grade bond fund. We're therefore pleased to report that the Fund's return for the six months ended November 30, 2006, was 6.19%. This compares to the 5.93% return of our benchmark, the Lehman Brothers Aggregate Bond Index, and the 5.80% return of our peer group, the Lipper Intermediate Investment Grade Index. Our calendar year-to-date return as of November 30 was 6.29% versus 4.94% for the Lehman Index and 4.96% for our peer group. Meanwhile, for the three-year period, the Fund earned an average annual return of 5.47% compared to a 4.25% return for the benchmark and 4.18% for our peer group.

We continued to see strong returns from most areas of the portfolio, especially corporate bonds, which included REITs, energy infrastructure, cable, and utilities. Our auto positions also performed well, but not as strongly as during the first half of the year, and we will continue to watch these closely in 2007.

Our government-sponsored mortgage backed securities, which we increased over the course of 2006, continued to add attractive income to the portfolio. Meanwhile, a significant cash position held back the Fund's overall performance. Nonetheless, we think it is wise to be particularly selective as we put capital to work in this environment.

In our letter to you in May, we expressed our concerns about the health of the U.S. consumer amidst the downturn in the housing market. The downturn continued throughout 2006. If current trends continue, the probability of a consumer-led economic slowdown in 2007 could increase. We will be watching for additional weakness in the housing market and continue to avoid securities backed by mortgage loans that carry more risk than we are comfortable with.

52	Semi-Annual Report November 30, 2006 (Unaudited)

Against this backdrop, we have grown increasingly cautious regarding credit. Barring clear evidence of an imminent recession, it is rather difficult - and not what you pay us for - to abandon credit. Instead, we feel the best alternative is to manage our cash position and select securities while being mindful of credit weakness.

A contributing factor to our cautious stance is the rapid growth of credit derivative products and leverage in the fixed income markets. While the trading of these derivatives has resulted in record bonuses on Wall Street, we do not use them, and we are concerned that the credit derivative market may be overextended.

We think the current credit spreads are indicating that the market expects very low default rates and very strong credit performance as a whole. These expectations are similar to the "goldilocks" economy of the mid-1990s: modest growth with modest inflation. We also believe that many segments of the market do not compensate investors with yields that justify the associated credit risk. Over the next few quarters, we feel that either a change in the economic winds or a more rational alignment of risk and reward will present us with appealing opportunities to invest.

There has been discussion in the financial press about the current leveraged buyout (LBO) "boom." Companies that no one previously would have thought could be LBO targets have been the subjects of speculation (Anheuser-Busch Companies, Inc., John Deere, Home Depot Inc.), suggesting that a significant amount of capital has been allocated to private equity.

We are very concerned about LBO risk but, so far, the impact to the portfolio has been limited due to our emphasis on bonds linked to the assets of companies and regulated industries. In some cases we believe we have found opportunities in the LBO news by adding securities with strong bondholder protections, as was the case with Harrah's and its legacy Park Place Entertainment debt.

Our strategy with respect to the direction of interest rates has helped the Fund's performance over the course of the year. While we entered the year with lower-than‑

1-800-392-CORE (2673) ■ www.westcore.com	53

Westcore Plus Bond Fund (continued)

index exposure to interest rates, when the Fed "paused" later in the year and rates came down, we adjusted our position to be in line with the index.

Looking ahead, we anticipate that the Fed will be slow to lower the Fed Funds Rate until it is clear that the economy is slowing and the inflation threat has receded. While energy and commodity prices have moderated, labor costs remain high year over year, recent productivity figures have declined and GDP growth remains steady.

Going forward, we will continue to focus on companies we believe possess a competitive advantage and strong assets that can ride through a financial storm.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

54	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Corporate Credit Exposure
as of 11/30/06*		Top 10 Sectors as of 11/30/06
1.31%	Ford Motor Co.	21.14%	Agency Mortgage-Backed
0.98%	Prologis Trust		Securities
0.94%	Cox Enterprises	15.07%	U.S. Government & Agency
0.93%	EOP Properties		Obligations
0.91%	Daimler Chrysler	7.46%	Financial Services
0.88%	Westfield Capital	5.82%	Energy (Non-Utilities)
0.87%	FPL Group	5.15%	Utilities
0.87%	iStar Financial Inc.	4.58%	Autos
0.85%	Simon Property Group	3.93%	Asset-Backed Securities
0.84%	Williams Companies	3.72%	Leisure
Percent of Net Assets in Top Ten Corporate Credit		3.25%	Other Industrials
Exposure: 9.38%		2.97%	REITS-Shopping Centers

		Percent of Net Assets in Top Ten Sectors: 75.43%

*Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates.

Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

When the Federal Reserve put their interest rate hike campaign on hold in August, bond investors saw it as an indication that economic growth was moderating. Bond prices consequently staged a rally during the six months ended November 30, 2006, causing yields to decline. This decline was reflected in the average yield of the Municipal 20 Bond Buyer Index, a gauge of "AAA" rated, 20-year tax-exempt general obligation bonds, which fell from 4.52% on June 1 to 4.04% on November 30.

During this same six-month period, the Westcore Colorado Tax-Exempt Fund returned 4.19% after fund expenses. This compares to a 4.79% return for the Fund's primary benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and a 3.67% return for the Fund's peer group, the Lipper Intermediate Municipal Debt Index. The Fund's lower return relative to its benchmark was due in part to higher coupon Colorado bonds that were redeemed this past November and December prior to their stated maturity date.

The Fund concentrated on enhancing total return during the period by purchasing long duration assets while selling shorter maturity securities. In keeping with our goal of minimizing tax liability, the Fund did not realize a net capital gain on the securities we sold. The issues we purchased are not subject to the Alternative Minimum Tax (AMT), which is also consistent with our underlying philosophy of providing shareholders a double-tax exempt return on investment. Among these purchases was a Colorado charter school obligation, which is rated single-"A" by Standard & Poor's.

Despite lowering the quality of our recent purchases, the Fund maintains an overall weighted average quality of Aa1 as rated by Moody's and AA+ as rated by Standard & Poor's. We intend to adhere to a high-quality portfolio while still

56	Semi-Annual Report November 30, 2006 (Unaudited)

increasing the Fund's overall yield to maturity. This objective will be a challenge in light of the overall decline in yields we have experienced over the past six months . Nonetheless, we believe our goal can be achieved by selling shorter maturity bonds and extending into longer maturity assets.

We continue to favor debt obligations issued by Colorado Health Facilities Authority. Two examples we purchased within the past six months include Evangelical Lutheran 5.25% due 6/01/2020, which has a potential call date of 6/01/2016 and carries and A3 rating by Moody's, and Adventist Health 5.125% due 11/15/2020, which carries a potential call date of 11/15/2016 and is rated A2 by Moody's. The former was purchased at 4.45% to the call date; Adventist Health was purchased to yield 4.37% to the 2016 call. At the time of purchase, these securities represented tax equivalent yields to the shorter call date of 7.24% and 7.11%, respectively, to Colorado investors in the 35% Federal tax bracket.

Our strategy is to purchase longer term securities in the 11-20 year range. Recent municipal bond demand reflects year-end buy programs from large institutional investors that have abundant cash. And while the new-issue calendar shows an increase in supply, municipal debt securities are being well received because of their attractive after-tax yields relative to taxable bonds.

Looking ahead, we'll continue to keep a close eye on signs of a potential softness in job growth, manufacturing activity or consumer spending, which could trigger a decrease in municipal bond yields and an increase in municipal bond prices. With Democratic control of Congress, some people theorize that attempts will be made to repeal President Bush's tax cuts, leading to higher Federal marginal tax rates in the future. Should such a scenario come to pass, we believe long maturity, high-quality Colorado municipal debt securities should provide an excellent asset class for the tax-averse investor.

1-800-392-CORE (2673) ■ www.westcore.com	57

Westcore Colorado Tax-Exempt Fund (continued)

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

58	Semi-Annual Report November 30, 2006 (Unaudited)

Top 10 Holdings as of November 30, 2006
2.19%	Arkansas River Power Authority, 5.875%, 10/01/2026
1.94%	Larimer County, Poudre School District R-1, 6.00%, 12/15/2017
1.93%	City and County of Denver Airport Series A Revenue, 5.00%, 11/15/2018
1.92%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017
1.92%	Jefferson County School District R-1, 5.00%, 12/15/2024
1.91%	El Paso County School District 12, 5.00%, 09/15/2013
1.85%	Colorado Health Facilities Authority, Poudre Valley Health, Series A, 5.00%, 3/01/2025
1.84%	Adams 12 Five Star Schools, Zero Coupon, 12/15/2024
1.82%	Boulder & Gilpin Counties, Boulder Valley School District Re-2, 5.00%, 12/01/2011
1.58%	Northwest Pkwy, Zero Coupon, 06/15/2025

Percent of Net Assets in Top Ten Holdings: 18.90%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	59

Statement of Investments	61
Westcore MIDCO Growth Fund	61
Westcore Growth Fund	64
Westcore Select Fund	66
Westcore International Frontier Fund	68
Westcore Blue Chip Fund	73
Westcore Mid-Cap Value Fund	75
Westcore Small-Cap Opportunity Fund	77
Westcore Small-Cap Value Fund	80
Westcore Flexible Income Fund	83
Westcore Plus Bond Fund	98
Westcore Colorado Tax-Exempt Fund	112
Statements of Assets and Liabilities	122
Statements of Operations	127
Statements of Changes in Net Assets	132
Financial Highlights	144
Notes to Financial Statements	166
Other Important Information	185

60	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore MIDCO Growth Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 96.36%			Food Products 0.76%
Consumer Discretionary 17.01%			Hain Celestial Group Inc. **	48,200	$ 1,447,928
Hotels - Restaurants - Leisure 4.72%			Total Consumer Staples
International Game			Cost $5,661,689)		7,080,182
Technology	89,600	$ 3,922,688
Scientific Games Corp. **	82,400	2,393,720	Energy 8.33%
Wynn Resorts Ltd.	30,800	2,705,780	Energy Equipment & Services 6.61%
		9,022,188	BJ Services Co.	47,400	1,600,698
Household Durables 0.84%			FMC Technologies Inc. **	50,300	3,018,503
Tempur-Pedic			Grant Prideco Inc. **	68,500	3,001,670
International Inc. **	76,100	1,604,188	Nabors Industries Ltd. **	47,200	1,593,472
			Noble Corp.	44,000	3,399,000
Internet & Catalog Retail 1.04%					12,613,343
Coldwater Creek Inc. **	79,100	1,989,365	Oil & Gas 1.72%
			Range Resources Corp.	105,800	3,289,322
Leisure Equipment & Products 0.74%			Total Energy
Marvel Entertainment			(Cost $9,730,974)		15,902,665
Inc. **	50,400	1,416,240
			Financials 12.40%
Specialty Retail 5.25%			Banks 3.23%
Aeropostale Inc. **	76,400	2,310,336	Marshall & Ilsley Corp.	71,300	3,264,827
Bed Bath & Beyond Inc. **	55,100	2,135,125	Zions Bancorporation	37,200	2,910,528
GameStop Corp. **	64,700	3,626,435			6,175,355
Ross Stores Inc.	63,000	1,952,370	Diversified Financials 7.80%
		10,024,266	Ambac Financial Group
			Inc.	40,350	3,455,574
Textiles & Apparel 4.42%			Eaton Vance Corp.	112,600	3,591,940
Coach Inc. **	116,500	5,033,965	State Street Corp.	53,400	3,317,742
Polo Ralph Lauren Corp.	43,600	3,409,520	T. Rowe Price Group Inc.	104,500	4,527,985
		8,443,485			14,893,241
Total Consumer Discretionary
(Cost $24,266,111)		32,499,732	Insurance 1.37%
			HCC Insurance Holdings
Consumer Staples 3.71%			Inc.	86,550	2,612,944
Beverages 1.28%			Total Financials
Constellation Brands Inc. **	87,300	2,442,654	(Cost $15,416,167)		23,681,540

Food & Drug Retailing 1.67%			Healthcare 17.99%
United Natural Foods Inc. **	90,000	3,189,600	Biotechnology 2.66%
			Digene Corp. **	60,600	3,096,660
			Medimmune Inc. **	60,600	1,981,014
					5,077,674

1-800-392-CORE (2673) ■ www.westcore.com	61

Westcore MIDCO Growth Fund (continued)

	Shares	Market Value		Shares	Market Value
Healthcare Equipment & Supplies 6.99%			Machinery 3.12%
ArthroCare Corp. **	40,100	$ 1,670,967	Dover Corp.	66,100	$ 3,324,830
Haemonetics Corp. **	39,700	1,797,616	Oshkosh Truck Corp.	55,000	2,640,550
Illumina Inc. **	64,200	2,473,626			5,965,380
Kinetic Concepts Inc. **	46,200	1,677,060	Total Industrials
St. Jude Medical Inc. **	42,500	1,583,975	(Cost $15,436,305)		19,217,154
Thermo Fisher Scientific,
Inc. **	56,500	2,476,395	Information Technology 23.64%
Ventana Medical Systems			Communication Equipment 1.53%
Inc. **	40,000	1,683,600	Research In Motion Ltd. **	21,100	2,929,313
		13,363,239
			Computers & Peripherals 2.76%
Healthcare Providers & Services 4.48%			SanDisk Corp. **	54,600	2,424,240
Covance Inc. **	7,400	443,038	Seagate Technology Inc.	110,700	2,851,632
DaVita Inc. **	75,150	3,998,732			5,275,872
Genesis Healthcare
Corp. **	18,400	851,920	Internet Software & Services 6.58%
Laboratory Corporation			Digital River Inc. **	58,200	3,428,562
of America **	46,200	3,270,960	F5 Networks Inc. **	26,700	1,997,427
		8,564,650	Fidelity National Information
			Services Inc.	73,500	2,932,650
Pharmaceuticals 3.86%			NeuStar Inc. **	62,000	2,061,500
Allergan Inc.	15,300	1,783,674	WebEx Communications
Endo Pharmaceuticals **	108,100	2,930,591	Inc. **	59,800	2,146,820
Human Genome Sciences					12,566,959
Inc. **	211,900	2,652,988
		7,367,253	Semiconductors & Semiconductor
			Equipment 4.34%
Total Healthcare			NVIDIA Corp. **	105,200	3,891,348
(Cost $ 28,081,529)		34,372,816	Silicon Laboratories
			Inc. **	49,000	1,578,780
Industrials 10.06%			Varian Semiconductor
Aerospace and Defense 1.00%			Equipment **	70,700	2,808,911
BE Aerospace Inc. **	72,600	1,902,846			8,279,039
			Software 8.43%
Airlines 3.95%			Activision Inc. **	236,900	4,039,145
AirTran Holdings Inc. **	75,400	937,222	Amdocs Ltd. **	61,000	2,351,550
AMR Corp. **	110,300	3,525,188	AutoDesk Inc. **	70,300	2,894,954
Continental Airlines			Electronic Arts Inc. **	59,700	3,334,245
Inc. **	76,100	3,092,704	Take-Two Interactive
		7,555,114	Software Inc. **	200,500	3,480,680
					16,100,574
Commercial Services & Supplies 0.76%
ChoicePoint Inc. **	39,300	1,445,454	Total Information Technology
			(Cost $35,962,405)		45,151,757
Construction & Engineering 1.23%
Jacobs Engineering Group
Inc. **	28,000	2,348,360

62	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore MIDCO Growth Fund (continued)
	Shares	Market Value		Shares	Market Value

Telecommunication Services 3.22%			Money Market Mutual Funds 1.35%
Wireless Telecommunication			Goldman Sachs
Services 3.22%			Financial Square
Leap Wireless			Prime Obligations
International **	35,500	$ 2,014,625	Fund - FST Shares	$ 2,575,637	$ 2,575,637
NII Holdings Inc. **	63,700	4,136,041
		6,150,666
Total Telecommunication Services			Total Money Market Mutual Funds
(Cost $5,155,541)		6,150,666	(Cost $2,575,637)		2,575,637
			Total Investments
Total Common Stocks			(Cost $142,286,358)	97.71%	186,632,149
(Cost $139,710,721)		184,056,512	Other Assets in Excess
			of Liabilities	2.29%	4,374,082
			Net Assets	100.00%	$ 191,006,231
			See Notes to Statement of Investments on
			page 121.

1-800-392-CORE (2673) ■ www.westcore.com	63

Westcore Growth Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 99.35%			Financials 12.26%
Consumer Discretionary 15.73%			Banks 2.67%
Hotels - Restaurants - Leisure 6.97%			Bank of America Corp.	24,460	$1,317,171
Las Vegas Sands Corp. **	79,840	$7,310,150	UBS AG	100,360	6,043,679
Marriott International Inc.	67,780	3,060,267			7,360,850
MGM Mirage **	85,660	4,605,938
Wynn Resorts Ltd.	48,050	4,221,193	Diversified Financials 8.73%
		19,197,548	American Express Co.	121,280	7,121,562
			Franklin Resources Inc.	40,030	4,272,802
Internet & Catalog Retail 1.02%			Goldman Sachs Group Inc.	44,600	8,688,080
eBay Inc. **	86,730	2,805,716	Nuveen Investments Inc.	72,030	3,574,129
			NYMEX Holdings Inc. **	3,500	404,600
Media 1.28%					24,061,173
Comcast Corp. **	87,540	3,541,868
			Insurance 0.86%
Multiline Retail 3.00%			Assurant Inc.	42,990	2,362,730
JC Penney Co. Inc.	46,640	3,607,138	Total Financials
Nordstrom Inc.	94,900	4,651,998	(Cost $28,291,468)		33,784,753
		8,259,136
			Healthcare 16.70%
Specialty Retail 1.97%			Biotechnology 7.69%
Best Buy Inc.	98,570	5,418,393	Amgen Inc. **	45,860	3,256,060
			Genentech Inc. **	59,490	4,863,308
Textiles & Apparel 1.49%			Genzyme Corp. **	69,390	4,468,716
Coach Inc. **	95,000	4,104,950	Gilead Sciences Inc. **	130,420	8,597,286
Total Consumer Discretionary					21,185,370
(Cost $33,597,053)		43,327,611
			Healthcare Equipment & Supplies 0.98%
Consumer Staples 1.89%			Medtronic Inc.	51,500	2,684,695
Food & Drug Retailing 1.89%
CVS Corp.	126,320	3,634,226	Healthcare Providers & Services 4.01%
Whole Foods Market Inc.	32,090	1,565,992	UnitedHealth Group Inc.	124,760	6,123,221
		5,200,218	WellPoint Inc. **	65,030	4,920,820
Total Consumer Staples					11,044,041
(Cost $ 5,930,905)		5,200,218
			Pharmaceuticals 4.02%
Energy 3.18%			Novartis AG	76,560	4,471,869
Energy Equipment & Services 3.18%			Shire Pharmaceutical	44,040	2,668,824
Baker Hughes Inc.	39,830	2,924,717	Wyeth	81,670	3,943,028
Schlumberger Ltd.	42,240	2,892,595			11,083,721
Transocean Inc. **	37,920	2,955,864	Total Healthcare
		8,773,176	(Cost $40,876,921)		45,997,827
Total Energy
(Cost $4,837,920)		8,773,176

64	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Growth Fund (continued)
	Shares	Market Value		Shares	Market Value
Industrials 9.69%			Software 9.01%
Aerospace & Defense 6.18%			Adobe Systems Inc. **	106,220	$ 4,262,609
Boeing Co.	64,390	$ 5,700,447	BEA Systems Inc. **	185,920	2,560,118
Precision Castparts Corp.	95,060	7,173,227	Electronic Arts Inc. **	67,670	3,779,370
United Technologies Corp.	64,290	4,148,634	Microsoft Corp.	385,850	11,316,980
		17,022,308	Oracle Corp. **	152,820	2,908,165
					24,827,242
Air Freight & Couriers 1.97%			Total Information Technology
FedEx Corp.	46,960	5,420,593	(Cost $81,772,404)		97,086,723

Machinery 1.54%
Danaher Corp.	37,930	2,773,441	Materials 1.06%
Deere & Co.	15,300	1,468,800	Chemicals 1.06%
		4,242,241	EI Du Pont de Nemours
Total Industrials			& Co.	62,100	2,914,353
(Cost $22,281,434)		26,685,142	Total Materials
			(Cost $2,591,862)		2,914,353
Information Technology 35.24%
Communication Equipment 6.94%
Cisco Systems Inc. **	235,940	6,342,067	Telecommunication Services 3.60%
Corning Inc. **	365,520	7,880,611	Wireless Telecommunication
QUALCOMM Inc.	133,835	4,897,023	Services 3.60%
		19,119,701	America Movil SA de
			CV ADS	110,940	4,933,502
Computers & Peripherals 5.32%			NII Holdings Inc. **	76,660	4,977,534
Apple Computer Inc. **	133,410	12,231,029			9,911,036
Dell Inc. **	88,750	2,417,550	Total Telecommunication Services
		14,648,579	(Cost $5,378,965)		9,911,036
			Total Common Stocks
Electronic Equipment - Supplies 1.08%			(Cost $225,558,932)		273,680,839
Jabil Circuit Inc.	104,620	2,967,023

Internet Software & Services 6.21%				Shares	Market Value
Akamai Technologies			Money Market Mutual Funds 0.51%
Inc. **	54,570	2,666,836	Goldman Sachs
Google Inc. **	22,980	11,143,462	Financial Square
Yahoo! Inc. **	122,650	3,310,323	Prime Obligations
		17,120,621	Fund - FST Shares	$ 1,422,964	$ 1,422,964
IT Consulting & Services 1.34%			Total Money Market Mutual Funds
Cognizant Technology			(Cost $1,422,964)		1,422,964
Solutions **	45,300	3,694,668	Total Investments	99.86%	275,103,803
			(Cost $226,981,896)
Semiconductor Equipment & Products 5.34%			Other Assets in Excess
Applied Materials Inc.	180,840	3,251,503	of Liabilities	0.14%	371,909
Intel Corp.	278,620	5,948,537	Net Assets	100.00%	$ 275,475,712
NVIDIA Corp. **	68,770	2,543,802	See Notes to Statement of Investments on page
Texas Instruments Inc.	100,340	2,965,047	121.
		14,708,889

1-800-392-CORE (2673) ■ www.westcore.com	65

Westcore Select Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 91.08%			Pharmaceuticals 3.54%
Consumer Discretionary 18.06%			Endo Pharmaceuticals **	29,100	$ 788,901
Household Durables 4.51%			Total Healthcare
Tempur-Pedic International			(Cost $4,233,923)		4,523,294
Inc. **	47,700	$ 1,005,516
			Industrials 18.78%
Specialty Retail 8.46%			Airlines 9.14%
Aeropostale Inc. **	35,500	1,073,520	AMR Corp. **	35,200	1,124,992
GameStop Corp. **	14,500	812,725	Continental Airlines Inc. **	22,500	914,400
		1,886,245			2,039,392
Textiles & Apparel 5.09%
Coach Inc. **	26,300	1,136,423	Machinery 9.64%
			Dover Corp.	20,600	1,036,180
Total Consumer Discretionary			Oshkosh Truck Corp.	23,200	1,113,832
(Cost $3,319,928)		4,028,184			2,150,012

			Total Industrials
Consumer Staples 4.60%			(Cost $3,801,411)		4,189,404
Beverages 4.60%
Constellation Brands			Information Technology 21.33%
Inc. **	36,700	1,026,866	Computers & Peripherals 7.49%
Total Consumer Staples			SanDisk Corp. **	17,800	790,320
(Cost $956,973)		1,026,866	Seagate Technology Inc.	34,200	880,992
					1,671,312
Financials 8.03%
Banks 8.03%			Internet Software and Services 4.36%
CapitalSource, Inc.	38,400	1,045,248	Fidelity National Information
Marshall & Ilsley Corp.	16,300	746,377	Services Inc.	24,400	973,560
		1,791,625
Total Financials			Software 9.48%
(Cost $1,741,676)		1,791,625	Amdocs Ltd. **	28,900	1,114,095
			Electronic Arts Inc. **	17,900	999,715
Healthcare 20.28%					2,113,810
Healthcare Equipment & Supplies 3.94%			Total Information Technology
Kinetic Concepts Inc. **	24,200	878,460	(Cost $4,661,946)		4,758,682
			Total Common Stocks
Healthcare Providers & Services 12.80%			(Cost $18,715,857)		20,318,055
DaVita Inc. **	19,300	1,026,953
Genesis Healthcare
Corp. **	21,000	972,300
Laboratory Corporation
of America **	12,100	856,680
		2,855,933

66	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Select Fund (continued)

	Shares	Market Value
Money Market Mutual Funds 8.65%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	$ 1,098,960	$ 1,098,960
Morgan Stanley
Institutional
Liquidity Funds
Prime Portfolio	829,640	829,640
Total Money Market Mutual Funds
(Cost $1,928,600)		1,928,600

Total Investments
(Cost $20,644,457)	99.73%	$ 22,246,655
Other Assets in Excess
of Liabilities	0.27%	60,346
Net Assets	100.00%	$ 22,307,001
See Notes to Statement of Investments on
page 121.

1-800-392-CORE (2673) ■ www.westcore.com	67

Westcore International Frontier Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 96.60%			En-japan Inc. (Japan)	100	$ 470,822
Commercial Services 16.19%			Seek Ltd. (Australia)	60,900	270,504
Advertising - Marketing Services 2.94%					1,171,630
Clear Media Ltd.			Total Commercial Services
(Hong Kong) **	126,000	$ 153,881	(Cost $5,448,453)		6,156,147
Observer AB (Sweden) **	61,300	295,357
So-net M3 Inc. (Japan) **	200	666,926	Communications 1.37%
		1,116,164	Specialty Telecommunications 1.37%
			Genesys S.A. (France) **	128,985	194,736
			Reverse Corp. Ltd.
			(Australia)	123,000	327,027
Financial Publishing - Services 1.24%					521,763
Alma Media OYJ
(Finland)	15,200	169,093
Iress Market Technology			Total Communications
Ltd. (Australia)	55,600	302,672	(Cost $426,706)		521,763
		471,765
			Consumer Durables 6.82%
			Electronics - Appliances2.47%
Miscellaneous Commercial Services 8.93%			Alpine Electronics, Inc.
Curanum AG (Germany)	18,400	172,525	(Japan)	39,500	591,024
Eurofins Scientific			Fisher & Paykel
(France) **	2,700	174,281	Appliances Holdings
GST Holdings Ltd.			Ltd. (New Zealand)	41,100	115,039
(Hong Kong)	388,000	141,159	G.U.D. Holdings Ltd.
Intrum Justitia AB			(Australia)	35,900	232,534
(Sweden)	24,100	285,020			938,597
ITE Group PLC
(United Kingdom)	155,200	459,153	Home Furnishings 1.10%
Prosegur S.A. Compania			Ekornes ASA (Norway)	11,700	264,018
de Seguridad S.A.			HTL International Holdings
(Spain)	7,200	233,710	(Singapore)	254,300	155,298
Raffles Education Corp.					419,316
Ltd. (Singapore)	222,000	243,742
SAI Global Ltd.
(Australia)	136,400	387,405	Homebuilding 1.39%
Savills PLC			Nihon Eslead Corp.
(United Kingdom)	35,600	456,276	(Japan)	19,600	528,288
Secom Techno Service
(Japan)	13,400	562,602	Other Consumer Specialties 0.39%
Techem AG (Germany)	3,900	280,715	Bijou Brigitte AG
		3,396,588	(Germany)	700	148,466

			Recreational Products 1.47%
			Amer Sports OYJ (Finland)	6,600	150,515
Personnel Services 3.08%			Jumbo S.A. (Greece)	12,100	253,188
Accident Exchange Group			Rodriguez Group (France)	3,200	155,658
PLC (United Kingdom)	55,000	430,304			559,361

68	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore International Frontier Fund (continued)

	Shares	Market Value		Shares	Market Value
Total Consumer Durables			Other Consumer Services 1.88%
(Cost $2,425,927)		$ 2,594,028	Hartford Education Corp.
			Ltd. (Singapore)	9,250	$ 3,546
Consumer Non-Durables 6.12%			InvoCare Ltd. (Australia)	71,600	310,123
Apparel - Footwear Retail 1.10%			Renaissance Inc. (Japan)	27,000	402,125
Folli - Follie S.A. (Greece)	6,200	229,906			715,794
Prime Success International
Group (Hong Kong)	228,000	189,933	Publishing - Books - Magazines 1.34%
		419,839	Bloomsbury Publishing
			PLC (United Kingdom)	38,700	228,224
Beverages: Alcoholic 0.53%			Informa Group PLC
Baron de Ley S.A.			(United Kingdom)	25,326	281,284
(Spain) **	3,200	201,046			509,508

Consumer Sundries 0.54%			Publishing - Newspapers 0.94%
OSIM International Ltd.			Independent News &
(Singapore)	185,000	205,522	Media PLC (Ireland)	36,800	132,562
			Schibsted ASA (Norway)	6,600	225,007
Food - Major Diversified 0.55%					357,569
Cremonini SpA (Italy)	65,300	207,335	Total Consumer Services
			(Cost $2,586,439)		2,836,088
Food - Specialty - Candy 2.74%
Barry Callebaut AG			Distribution Services 6.82%
(Switzerland) **	500	255,341	Electronics Distributors 1.12%
Hiestand Holding AG			Diploma PLC
(Switzerland)	200	230,307	(United Kingdom)	16,500	252,993
Unicharm Petcare Corp.			Esprinet SpA (Italy)	9,300	173,168
(Japan)	15,900	557,678			426,161
		1,043,326
			Medical Distributors 0.47%
Household - Personal Care 0.66%			Audika (France)	7,200	179,740
McBride PLC
(United Kingdom)	72,700	252,237	Wholesale Distributors 5.23%
Total Consumer Non-Durables			As One Corp. (Japan)	20,300	516,466
(Cost $2,141,421)		2,329,305	Compania de Distribucion
			Integral Logista SA
			(Spain)	2,900	173,288
Consumer Services 7.46%			KS Energy Services Ltd.
Casinos - Gaming 1.29%			(Singapore)	131,940	219,436
IG Group Holdings PLC
(United Kingdom)	84,500	491,260	Misumi Group Inc.
			(Japan)	34,160	590,212
Hotels - Resorts - Cruiselines 1.27%			United Arrows Ltd.
San-A Co. Ltd. (Japan)	14,900	482,700	(Japan)	28,000	488,618
					1,988,020
Movies - Entertainment 0.74%
Endemol NV (Netherlands) 13,800		279,257	Total Distribution Services
			(Cost $2,491,233)		2,593,921

1-800-392-CORE (2673) ■ www.westcore.com	69

Westcore International Frontier Fund (continued)

	Shares	Market Value		Shares	Market Value
Electronic Technology 1.97%			Real Estate Development 2.16%
Computer Peripherals 0.69%			Countrywide PLC
Lectra S.A. (France)	36,850	$ 262,555	(United Kingdom)	25,700	$ 256,641
			Kenedix Inc. (Japan)	124	563,466
Electronic Equipment - Instruments 0.83%					820,107
Kudelski S.A. (Switzerland)	9,400	314,536
			Regional Banks 1.40%
Telecommunications Equipment 0.45%			The Bank of Okinawa Ltd.
VTECH Holdings Ltd.			(Japan)	12,500	533,454
(Hong Kong)	27,500	173,052	Total Finance
Total Electronic Technology			(Cost $3,692,607)		4,115,028
(Cost $599,443)		750,143

			Health Technology 8.06%
Finance 10.82%			Medical Specialties 6.14%
Finance - Rental -Leasing 2.09%			Bespak PLC
Coates Hire Ltd.			(United Kingdom)	29,300	339,820
(Australia)	50,400	220,685	Elekta AB (Sweden)	18,236	398,721
Helphire Group PLC			Fisher & Paykel Healthcare
(United Kingdom)	35,600	264,528	Corp. Ltd. (New Zealand)	87,990	260,133
Kensington Group PLC			Mani Inc. (Japan)	11,387	865,670
(United Kingdom)	20,800	310,951	Sysmex Corp. (Japan)	12,000	469,613
		796,164			2,333,957
Financial Conglomerates 0.55%			Pharmaceuticals - Other 1.92%
Azimut Holding SpA			EPS Co. Ltd. (Japan)	239	588,441
(Italy)	16,400	210,025	Icon PLC (Ireland) **	3,800	141,284
					729,725
Investment Banks - Brokers 1.86%			Total Health Technology
London Capital Group			(Cost $3,096,253)		3,063,682
Holdings PLC
(United Kingdom) **	111,700	307,954	Industrial Services 5.83%
Macquarie Media Group			Contact Drilling 0.35%
Ltd. (Australia)	103,900	401,661	Songa Offshore ASA
		709,615	(Norway) **	14,100	134,481
Major Banks 0.58%
Bank Sarasin & Cie AG			Engineering & Construction 3.88%
(Switzerland)	75	219,042	Connaught PLC
			(United Kingdom)	63,000	324,468
			Koninklijke Boskalis Westminster
Multi-Line Insurance 0.88%			(Netherlands)	3,400	254,407
Wellington Underwriting			Mears Group PLC
PLC (United Kingdom)	139,200	333,149	(United Kingdom)	68,500	464,221
			Speedy Hire PLC
			(United Kingdom)	20,400	430,288
Property Casualty Insurance 1.30%					1,473,384
Admiral Group PLC
(United Kingdom)	27,800	493,472

70	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore International Frontier Fund (continued)

	Shares	Market Value		Shares	Market Value
Environmental Services 0.59%			Interpump Group SpA
Transpacific Industries			(Italy)	20,000	$ 175,078
Group Ltd. (Australia)	32,300	$ 225,270	Nabtesco Corp. (Japan)	48,000	573,072
			Rational AG (Germany)	1,100	183,671
Oilfield Services - Equipment 1.01%					1,394,100
ProSafe ASA (Norway)	5,624	383,010	Metal Fabrication 1.96%
Total Industrial Services			Draka Holding NV
(Cost $1,747,597)		2,216,145	(Netherlands) **	12,800	338,185
			Metka S.A. (Greece)	16,300	195,145
Process Industries 4.07%			Sabaf SpA (Italy)	6,300	213,757
Agricultural Commodities - Milling 0.38%					747,087
Iaws Group PLC (Ireland)	5,900	144,787
			Miscellaneous Manufacturing 0.43%
Chemicals - Major Diversified 1.06%			MasterFlex AG (Germany)	5,300	163,333
Kemira OYJ (Finland)	8,400	176,880
Victrex PLC			Office Equipment - Supplies 1.44%
(United Kingdom)	16,300	227,817	Domino Printing Sciences
		404,697	PLC (United Kingdom)	44,600	247,237
			Neopost (France)	2,330	299,470
Containers - Packaging 2.11%					546,707
Goodpack Ltd.
(Singapore)	170,700	174,110	Trucks - Construction - Farm
Guala Closures SpA			Machinery 1.88%
(Italy) **	29,800	170,688	Haulotte Group (France)	11,250	287,996
Mayr Melnhof Karton AG			KCI Konecranes International
(Austria)	1,100	199,346	OYJ (Finland)	7,700	195,689
MJ Maillis S.A. (Greece)	45,900	162,302	Palfinger AG (Austria)	1,900	232,074
Singamas Container Holdings					715,759
Ltd. (Hong Kong)	210,000	96,918	Total Producer Manufacturing
		803,364	(Cost $3,253,820)		3,776,941

Industrial Specialities 0.52%			Retail Trade 6.51%
SGL Carbon AG			Apparel - Footwear Retail 3.64%
(Germany) **	8,500	196,321	Giordano International Ltd.
Total Process Industries			(Hong Kong)	233,500	118,270
(Cost $1,493,344)		1,549,169	Pal Co. Ltd. (Japan)	14,500	582,480
			Point Inc. (Japan) **	11,700	682,260
					1,383,010
Producer Manufacturing 9.93%
Electrical Products 0.55%
Pfeiffer Vacuum Technology			Electronics - Appliance Stores 0.78%
AG (Germany)	2,710	209,955	JB Hi-Fi Ltd. (Australia)	63,100	298,696

Industrial Machinery 3.67%			Specialty Stores 2.09%
Andritz AG (Austria)	1,100	211,962	Beter BED Holdings NV
Bobst Group AG			(Netherlands)	9,000	205,605
(Switzerland)	5,300	250,317	Village Vanguard Co. Ltd.
			(Japan)	105	589,607
					795,212

1-800-392-CORE (2673) ■ www.westcore.com	71

Westcore International Frontier Fund (continued)

	Shares	Market Value
Total Retail Trade			CountryBreakdown as of November 30, 2006
(Cost $2,684,787)		$ 2,476,918	Country	Market Value	%
			Australia	$ 2,976,578	7.83%
Technology Services 1.98%			Austria	643,382	1.69%
Information Technology Services 0.72%			Denmark	827,946	2.18%
Swisslog Holding AG			Finland	692,176	1.82%
(Switzerland) **	220,100	275,492	France	1,554,436	4.09%
			Germany	1,354,986	3.56%
Internet Software & Services 1.26%			Greece	840,542	2.21%
Boss Media AB			Hong Kong	1,054,936	2.77%
(Sweden) **	90,200	144,210	Ireland	418,632	1.10%
SurfControl PLC			Italy	1,150,053	3.02%
(United Kingdom) **	39,900	333,343	Japan	11,305,525	29.73%
		477,553	Netherlands	1,077,453	2.83%
Total Technology Services			New Zealand	375,172	0.99%
(Cost $795,096)		753,045	Norway	1,006,517	2.65%
			Singapore	1,013,158	2.66%
Transportation 2.65%			Spain	608,044	1.60%
Marine Shipping 2.65%			Sweden	1,123,307	2.95%
D/S Norden A/S (Denmark)	500	422,829	Switzerland	1,545,035	4.06%
Dfds A/S (Denmark)	3,300	405,117	United Kingdom	7,185,621	18.89%
Noble Group Ltd.			Cash Equivalents and
(Hong Kong)	259,000	181,725	Net Other Assets	1,280,421	3.37%
			Net Assets	$ 38,033,920	100%
Total Transportation
(Cost $638,043)		1,009,671
Total Common Stocks
(Cost $33,521,170)		36,741,994

Warrants 0.03%
Process Industries 0.03%
Containers - Packaging 0.03%
Goodpack Ltd. - Warrants
(Singapore) **	33,412	11,505
Total Process Industries
(Cost $1,214)		11,505
Total Warrants
(Cost $1,214)		11,505
Total Investments
(Cost $33,522,384)	96.63%	$ 36,753,499
Other Assets in Excess
of Liabilities	3.37%	1,280,421
Net Assets	100.00%	$ 38,033,920

See Notes to Statement of Investments on
page 121.

72	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Blue Chip Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 98.44%			Hotels & Gaming 1.92%
Capital Goods 9.15%			Starwood Hotels & Resorts
Aerospace & Defense 4.12%			Worldwide Inc.	19,700	$ 1,264,149
General Dynamics Corp.	20,200	$ 1,511,768
Raytheon Co.	23,600	1,204,544	Publishing & Media 2.65%
		2,716,312	Walt Disney Co.	52,900	1,748,345

Electrical Equipment 1.82%			Restaurants 1.71%
General Electric Co.	34,000	1,199,520	Darden Restaurants Inc.	28,100	1,128,215
			Total Consumer Cyclicals
Industrial Products 3.21%			(Cost $4,049,271)		6,570,559
ITT Corp.	13,100	706,745
Parker Hannifin Corp.	16,900	1,410,812	Consumer Staples 7.62%
		2,117,557	Consumer Products 2.63%
Total Capital Goods			Colgate Palmolive Co.	26,700	1,736,835
(Cost $4,254,626)		6,033,389

			Food & Agricultural Products 4.99%
Commercial Services 4.35%			Bunge Ltd.	22,500	1,586,250
IT Services 1.83%			Campbell Soup Co.	44,700	1,701,729
Computer Sciences					3,287,979
Corp. **	23,200	1,211,040	Total Consumer Staples
			(Cost $3,695,202)		5,024,814
Transaction Processing 2.52%
First Data Corp.	34,550	872,387	Energy 8.14%
The Western Union Co. **	34,550	787,740	Exploration & Production 4.19%
		1,660,127	Occidental Petroleum
Total Commercial Services			Corp.	29,700	1,495,098
(Cost $2,349,642)		2,871,167	XTO Energy Inc.	25,000	1,265,000
					2,760,098
Communications 3.78%
Networking 2.42%			Integrated Oils 2.00%
Cisco Systems Inc. **	59,400	1,596,672	Marathon Oil Corp.	14,000	1,321,320

Telecomm Equipment & Solutions 1.36%			Oil Services 1.95%
Nokia Corp.	44,500	899,790	Transocean Inc. **	16,500	1,286,175
Total Communications			Total Energy
(Cost $2,062,403)		2,496,462	(Cost $2,378,253)		5,367,593

Consumer Cyclicals 9.96%			Interest Rate Sensitive 25.01%
Clothing & Accessories 2.45%			Integrated Financial Services 2.64%
TJX Companies Inc.	59,000	1,617,780	Citigroup Inc.	35,066	1,738,923

Department Stores 1.23%			Money Center Banks 2.25%
JC Penney Co. Inc.	10,500	812,070	Bank of America Corp.	27,600	1,486,260

1-800-392-CORE (2673) ■ www.westcore.com	73

Westcore Blue Chip Fund (continued)

	Shares	Market Value		Shares	Market Value
Property & Casualty Insurance 7.06%			Total Medical - Healthcare
ACE Ltd.	26,300	$ 1,494,892	(Cost $9,358,847)		$ 10,612,444
American International
Group Inc.	25,200	1,772,064	Technology 11.87%
MBIA Inc.	20,000	1,393,000	Computer Software5.49%
		4,659,956	Microsoft Corp.	92,100	2,701,293
			VeriSign Inc. **	35,300	921,683
Regional Banks 5.17%					3,622,976
The Bank of New York
Co. Inc.	36,300	1,290,102	PC's & Servers 2.58%
SunTrust Banks Inc.	9,500	775,675	International Business
US Bancorp	19,600	659,344	Machines Corp.	18,500	1,700,520
Wachovia Corp.	12,700	688,213
		3,413,334	Semiconductors 3.80%
			Altera Corp. **	49,700	988,533
Securities & Asset Management 3.43%			Intel Corp.	71,300	1,522,255
Merrill Lynch & Co., Inc	12,800	1,119,104			2,510,788
Morgan Stanley	15,000	1,142,400	Total Technology
		2,261,504	(Cost $6,852,369)		7,834,284

Specialty Finance 2.86%			Transportation 2.47%
Countrywide Financial			Railroads 2.47%
Corp.	21,200	842,064	Norfolk Southern Corp.	33,050	1,627,713
Freddie Mac	15,500	1,040,980	Total Transportation
		1,883,044	(Cost $1,183,068)		1,627,713
			Total Common Stocks
Thrifts 1.60%			(Cost $50,086,186)		64,938,502
Washington Mutual Inc.	24,200	1,057,056
Total Interest Rate Sensitive
(Cost $13,902,505)		16,500,077		Shares	Market Value

			Money Market Mutual Funds 0.02%
Medical - Healthcare 16.09%			Goldman Sachs
Healthcare - Services 0.89%			Financial
Caremark Rx Inc.	12,400	586,520	Square Prime
			Obligations Fund -
Medical Technology 5.17%			FST Shares	$ 12,739	$ 12,739
Medtronic Inc.	35,900	1,871,467	Total Money Market Mutual Funds
Zimmer Holdings Inc. **	21,100	1,539,456	(Cost $12,739)		12,739
		3,410,923	Total Investments
			(Cost $50,098,925)	98.46%	$ 64,951,241
Pharmaceuticals 10.03%			Other Assets in Excess
Abbott Laboratories	46,950	2,190,687	of Liabilities	1.54%	1,017,894
Amgen Inc. **	25,000	1,775,000	Net Assets	100.00%	$ 65,969,135
Barr Pharmaceuticals			See Notes to Statement of Investments on
Inc. **	12,450	635,946	page 121.
Teva Pharmaceutical
Industries Ltd.	62,800	2,013,368
		6,615,001

74	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Mid-Cap Value Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 95.73%			Department Stores 1.47%
Basic Materials 4.67%			Federated Department
Other Materials (Rubber & Plastic) 4.67%			Stores Inc.	30,300	$ 1,275,327
Crown Holdings Inc. **	130,950	$ 2,697,570
Pactiv Corp. **	38,850	1,338,383	Hotels & Gaming 2.60%
		4,035,953	Starwood Hotels & Resorts
Total Basic Materials			Worldwide Inc.	35,000	2,245,950
(Cost $2,610,021)		4,035,953

			Motor Vehicle Parts 2.13%
Capital Goods 3.14%			Autoliv Inc.	31,400	1,840,354
Industrial Products 1.28%
Parker Hannifin Corp.	13,250	1,106,110	Restaurants 3.48%
			Brinker International Inc.	21,700	986,699
Machinery 1.86%			Darden Restaurants Inc.	50,350	2,021,553
Manitowoc Company Inc.	26,650	1,605,396			3,008,252
Total Capital Goods			Total Consumer Cyclicals
(Cost $2,187,239)		2,711,506	(Cost $8,467,348)		10,464,771

Commercial Services 4.89%			Consumer Staples 6.41%
Distributors & Wholesalers 2.20%			Food & Agricultural Products 6.41%
ARAMARK Worldwide			Bunge Ltd.	34,550	2,435,775
Corp.	57,100	1,904,285	Smithfield Foods Inc. **	56,300	1,485,194
			Tyson Food Inc.	102,050	1,621,575
Environmental - Pollution Control 1.71%					5,542,544
Waste Connections Inc. **	36,550	1,474,793	Total Consumer Staples
			(Cost $5,175,469)		5,542,544
IT Services 0.98%
Computer Sciences			Energy 5.97%
Corp. **	16,250	848,250	Exploration & Production 5.97%
Total Commercial Services			Denbury Resources Inc. ** 31,100		912,785
(Cost $3,587,834)		4,227,328	Forest Oil Corp. **	24,900	884,946
			Range Resources Corp.	55,950	1,739,485
Communications 3.23%			XTO Energy Inc.	32,166	1,627,600
Telecom Equipment & Solutions 3.23%					5,164,816
Adtran Inc.	55,750	1,214,792	Total Energy
CommScope Inc. **	52,300	1,577,891	(Cost $3,319,147)		5,164,816
		2,792,683
Total Communications			Interest Rate Sensitive 25.01%
(Cost $2,753,047)		2,792,683	Life & Health Insurance 2.77%
			Nationwide Financial
			Services Inc.	16,000	832,000
Consumer Cyclicals 12.10%			Protective Life Corp.	33,100	1,562,982
Clothing & Accessories 2.42%					2,394,982
TJX Companies Inc.	76,400	2,094,888

1-800-392-CORE (2673) ■ www.westcore.com	75

Westcore Mid-Cap Value Fund (continued)

	Shares	Market Value		Shares	Market Value
Other Banks 2.29%			Technology 6.82%
Colonial BancGroup Inc.	81,250	$ 1,982,500	Computer Software 1.80%
			VeriSign Inc. **	59,800	$ 1,561,378
Property Casualty Insurance 10.84%
Ambac Financial			Semiconductors 3.29%
Group Inc.	28,800	2,466,432	Altera Corp. **	60,850	1,210,306
Assured Guaranty Ltd.	63,050	1,629,842	Fairchild Semiconductor
First American Financial			International Inc. **	100,000	1,632,000
Corp.	31,450	1,214,284			2,842,306
PartnerRe Ltd.	26,350	1,837,122
Radian Group Inc.	41,850	2,226,839	Technology Resellers/Distributors 1.73%
		9,374,519	Ingram Micro Inc. **	73,350	1,494,873
			Total Technology
Regional Banks 1.80%			(Cost $5,252,677)		5,898,557
Marshall & Ilsley Corp.	33,950	1,554,571
			Utilities 11.26%
Securities & Asset Management 5.12%			Regulated Electric 8.01%
Affiliated Managers Group			CenterPoint Energy Inc.	148,500	2,427,975
Inc. **	18,350	1,873,718	DPL Inc.	81,300	2,273,148
AMVESCAP PLC.	117,800	2,548,014	Westar Energy Inc.	83,900	2,230,901
		4,421,732			6,932,024
Specialty Finance 2.19%			Regulated Gas 3.25%
American Capital			NiSource Inc.	113,900	2,808,774
Strategies Ltd.	41,850	1,894,968	Total Utilities
Total Interest Rate Sensitive			(Cost $8,208,869)		9,740,798
(Cost $19,095,597)		21,623,272	Total Common Stocks
			(Cost $69,085,076)		82,777,854
Medical - Healthcare 6.99%
Medical Products & Supplies 1.85%			Money Market Mutual Funds 2.63%
Mentor Corp.	32,000	1,598,400	Goldman Sachs
			Financial Square
Pharmaceuticals 5.14%			Prime Obligations
Barr Pharmaceuticals			Fund - FST Shares	2,275,170	$ 2,275,170
Inc. **	23,775	1,214,427	Total Money Market Mutual Funds
Cephalon Inc. **	43,200	3,233,952	(Cost $2,275,170)		2,275,170
		4,448,379	Total Investments
Total Medical - Healthcare			(Cost $71,360,246)	98.36%	$ 85,053,024
(Cost $4,832,578)		6,046,779	Other Assets in Excess
			of Liabilities	1.64%	1,414,460
Real Estate Investment Trusts (REITs) 5.24%			Net Assets	100.00%	$ 86,467,484
Office Properties 5.24%			See Notes to Statement of Investments on
AMB Property Corp.	15,650	958,875	page 121.
Archstone-Smith Trust	16,260	975,275
Boston Properties Inc.	14,300	1,673,815
Camden Property Trust	11,550	920,882
		4,528,847
Total Real Estate Investment Trusts (REITs)
(Cost $3,595,250)		4,528,847

76	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Small-Cap Opportunity Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 96.91%			Communications 6.93%	12,350	$ 491,653
Basic Materials 4.32%			Telecomm Equipment & Solutions 6.93%
Other Materials (Rubber & Plastic) 4.32%			Belden CDT Inc.
			CommScope Inc. **	12,400	374,108
A. Schulman Inc.	17,825	$406,232	Novatel Wireless Inc. **	34,025	321,196
Spartech Corp.	21,500	643,280	Superior Essex Inc. **	13,950	493,830
		1,049,512			1,680,787
Total Basic Materials			Total Communications
(Cost $786,893)		1,049,512	(Cost $1,420,707)		1,680,787

			Consumer Cyclicals 9.87%
Capital Goods 11.23%			Apparel & Footwear Manufacturers 2.72%
Electrical Equipment 4.21%			Paxar Corp. **	11,850	252,998
General Cable Corp. **	24,045	1,021,913	Wolverine World Wide Inc. 14,000		406,840
					659,838
Engineering & Construction 3.98%			Clothing & Accessories 2.39%
EMCOR Group Inc. **	11,135	664,425	Aeropostale Inc. **	7,700	232,848
Insituform			Oxford Industries Inc.	6,800	345,576
Technologies Inc. **	11,725	301,567			578,424
		965,992	Motor Vehicle Parts 1.61%
Industrial Products 1.23%			CSK Auto Corp. **	23,500	391,275
Flanders Corp. **	30,075	297,442
			Recreation & Leisure 1.08%
Machinery 1.81%			WMS Industries Inc. **	7,550	262,589
Columbus McKinnon
Corp.**	18,900	439,047	Specialty Retail 2.07%
			Zale Corp. **	16,325	502,320
Total Capital Goods
(Cost $1,556,369)		2,724,394	Total Consumer Cyclicals
			(Cost $1,968,280)		2,394,446
Commercial Services5.01%
Business Products & Services 3.11%			Consumer Staples 2.27%
Quanta Services Inc. **	20,850	382,180	Grocery & Convenience 2.27%
Source Interlink Cos.			Casey's General Stores Inc. 22,100		550,069
Inc. **	41,750	372,410
		754,590	Total Consumer Staples
			(Cost $467,979)		550,069
Environmental - Pollution Control 1.90%
Waste Connections Inc. ** 11,400		459,990

Total Commercial Services
(Cost $1,026,057)		1,214,580

1-800-392-CORE (2673) ■ www.westcore.com	77

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value		Shares	Market Value
Energy 5.92%			Medical Technology 2.97%
Exploration & Production 5.92%			Kendle International Inc. **	20,550	$719,867
ATP Oil and Gas Corp. **	6,540	$295,935
Berry Petroleum Co.	16,875	552,656	Pharmaceuticals 4.95%
Cabot Oil & Gas Corp.	4,850	301,330	K-V Pharmaceutical Co.
Carrizo Oil & Gas Inc. **	8,575	285,548	- Class A **	25,975	631,192
		1,435,469	Sciele Pharma Inc. **	25,275	571,468
					1,202,660
Total Energy
(Cost $962,683)		1,435,469	Total Medical - Healthcare
			(Cost $2,745,854)		2,938,572
Interest Rate Sensitive 19.54%
Insurance - Real Estate Brokers 2.98%			Real Estate Investment Trusts (REITs) 4.25%
Clark Inc.	44,050	722,420	Hotels 2.27%
			Winston Hotels Inc.	40,575	551,009
Other Banks 2.70%
City Holding Co.	5,350	211,325	Office Properties 1.98%
First Community			PS Business Parks Inc.	6,725	479,156
Bancorp Inc.	8,200	442,882
		654,207
			Total Real Estate Investment Trusts (REITs)
Property Casualty Insurance 5.46%			(Cost $787,181)		1,030,165
IPC Holdings Ltd.	13,700	427,440
Max Re Capital Ltd.	16,150	387,600	Technology 10.86%
Triad Guaranty Inc. **	9,500	511,100	Epicor Software Corp. **	58,450	777,385
		1,326,140
			Electronic Equipment 1.54%
Securities & Asset Management 4.47%			X-Rite Inc.	31,350	373,065
Cowen Group Inc. **	17,600	297,968
Piper Jaffray Cos. **	12,075	785,720	PC's & Servers 0.87%
		1,083,688	Neoware Inc. **	19,000	212,230

Specialty Finance 3.93%			Semiconductor Capital Equipment 2.13%
Advanta Corp.	8,850	403,737	ChipMOS Technologies
KKR Financial Corp.	20,600	551,256	Bermuda Ltd. **	46,300	273,402
		954,993	FEI Co. **	9,975	242,492
					515,894

Total Interest Rate Sensitive			Semiconductors 1.97%
(Cost $3,540,154)		4,741,448	Fairchild Semiconductor
			International Inc. **	29,350	478,992
Medical - Healthcare 12.11%
Medical Products & Supplies 4.19%
Molecular Devices Corp. **	15,250	321,927	Technology Resellers - Distributors 1.15%
Orthofix Intl. N.V. **	10,900	474,041	Richardson Electronics Ltd.	27,850	278,500
STERIS Corp.	8,550	220,077
		1,016,045	Total Technology
			(Cost $2,363,729)		2,636,066

78	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Small-Cap Opportunity Fund (continued)

	Shares	Market Value

Transportation 2.50%
Trucking - Shipping - Air Freight 2.50%
Marten Transport Ltd. **	11,650	$ 213,312
Tsakos Energy
Navigation Ltd.	8,750	394,537

Total Transportation
(Cost $411,175)		607,849

Utilities 2.10%
Regulated Electric 1.05%
Westar Energy Inc.	9,600	255,264

Regulated Gas 1.05%
South Jersey Industries Inc.	7,600	253,460

Total Utilities
(Cost $455,194)		508,724

Total Common Stocks
(Cost $18,492,255)		23,512,081

Money Market Mutual Funds 5.13%
Goldman Sachs
Financial
Square Prime
Obligations Fund -
FST Shares	$1,210,798	$ 1,210,798
Morgan Stanley Institutional
Liquidity Funds Prime
Portfolio	33,201	33,201
Total Money Market Mutual Funds
(Cost $1,243,999)		1,243,999
Total Investments
(Cost $19,736,254)	102.04%	$ 24,756,080
Liabilities in Excess
of Other Assets	(2.04)%	(493,954)
Net Assets	100.00%	$ 24,262,126
See Notes to Statement of Investments on
page 121.

1-800-392-CORE (2673) ■ www.westcore.com	79

Westcore Small-Cap Value Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 96.02%			Consumer Cyclicals12.66%
Basic Materials 3.68%			Apparel & Footwear Manufacturers 1.44%
Forestry & Paper 1.61%			Cherokee Inc.	19,025	$805,709
Albany International Corp.	28,820	$899,184
			Clothing & Accessories 1.11%
Other Materials (Rubber & Plastic) 2.07%			Stage Stores Inc.	18,800	621,152
A. Schulman Inc.	21,900	499,101
Spartech Corp.	21,900	655,248	Hard Goods Retail 1.91%
		1,154,349	Aaron Rents Inc.	39,910	1,066,395
Total Basic Materials
(Cost $1,936,707)		2,053,533	Recreation & Leisure1.49%
			Callaway Golf Co.	56,065	828,080
Capital Goods 8.05%
Electrical Equipment 3.05%			Restaurants 3.20%
Lennox International			Bob Evans Farms Inc.	32,055	1,088,909
Inc.	41,625	1,217,115	Ruby Tuesday Inc.	25,800	696,342
LSI Industries Inc.	28,250	482,793			1,785,251
		1,699,908
			Specialty Retail 3.51%
Industrial Products 5.00%			Movado Group Inc.	43,945	1,099,064
Lincoln Electric			Yankee Candle Co. Inc.	25,295	861,548
Holdings Inc.	21,970	1,336,874			1,960,612
Sauer-Danfoss Inc.	46,960	1,453,412
		2,790,286	Total Consumer Cyclicals
			(Cost $6,019,703)		7,067,199
Total Capital Goods
(Cost $3,432,100)		4,490,194
			Consumer Staples 3.17%
Commercial Services 4.15%			Food & Agriculture Products 1.21%
Business Products & Services 4.15%			Lancaster Colony Corp.	15,740	672,727
CDI Corp.	32,635	849,489
Ennis Inc.	64,210	1,464,630	Grocery & Convenience 1.96%
			Casey's General Stores Inc.	43,965	1,094,289
Total Commercial Services
(Cost $1,944,218)		2,314,119	Total Consumer Staples
			(Cost $1,606,735)		1,767,016

Communications 6.14%			Energy 7.86%
Telecomm Equipment & Solutions 6.14%			Exploration & Production 4.94%
Belden CDT Inc.	63,050	2,510,021	Berry Petroleum Co.	46,360	1,518,290
Inter-Tel Inc.	41,070	915,450	Cabot Oil & Gas Corp.	19,925	1,237,941
					2,756,231
Total Communications
(Cost $2,441,550)		3,425,471

80	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value		Shares	Market Value
Oil Services 2.92%			Pharmaceuticals 2.70%
Gulf Island Fabrication			Meridian Bioscience Inc.	33,950	$ 826,004
Inc.	43,375	$ 1,632,201	Perrigo Co.	40,495	678,291
					1,504,295
Total Energy
(Cost $3,568,718)		4,388,432	Total Medical - Healthcare
			(Cost $2,086,738)		2,398,269

Interest Rate Sensitive 26.28%
Insurance - Real Estate Brokers 2.72%			Real Estate Investment Trusts (REITs) 5.39%
Clark Inc.	92,580	1,518,312	Hotels 1.42%
			Equity Inns Inc.	48,675	792,429
Other Banks 9.30%
First Community			Multi-Family 2.43%
Bancorp Inc.	18,155	980,551	Associated Estates
Flagstar Bancorp Inc.	55,600	836,780	Realty Corp.	92,165	1,354,825
Hanmi Financial Corp.	51,830	1,131,449
PFF Bancorp Inc.	16,925	558,525	Office-Industrial 1.54%
Southwest Bancorp Inc.	26,690	712,890	Parkway Properties Inc.	16,595	860,949
Westamerica Bancorp	19,570	969,302
		5,189,497	Total Real Estate Investment Trusts (REITs)
			(Cost $2,423,467)		3,008,203

Property Casualty Insurance 5.79%
Assured Guaranty Ltd.	29,495	762,446	Technology 5.10%
Max Re Capital Ltd.	49,895	1,197,480	Computer Software 1.19%
Platinum Underwriters			Blackbaud Inc.	25,795	665,253
Holdings Ltd.	41,775	1,271,213
		3,231,139	Electronic Equipment 2.89%
			Bel Fuse Inc.	21,290	781,343
Securities & Asset Management 2.00%			X-Rite Inc.	69,855	831,275
SWS Group Inc.	34,550	1,118,384			1,612,618

Specialty Finance 6.47%			Technology Resellers - Distributors 1.02%
Advanta Corp. -			Richardson Electronics
Class B	31,985	1,459,156	Ltd.	57,090	570,900
Cash America
International Inc.	20,540	906,635	Total Technology
MCG Capital Corp.	63,630	1,243,330	(Cost $2,240,968)		2,848,771
		3,609,121
			Transportation 5.73%
Total Interest Rate Sensitive			Trucking - Shipping - Air Freight 5.73%
(Cost $12,581,028)		14,666,453	Diana Shipping Inc.	54,600	838,656
			OMI Corp.	37,575	877,752
Medical - Healthcare 4.30%			Ship Finance
Healthcare Services 1.60%			International Ltd.	23,440	521,540
Owens & Minor Inc.	28,810	893,974

1-800-392-CORE (2673) ■ www.westcore.com	81

Westcore Small-Cap Value Fund (continued)

	Shares	Market Value

Tsakos Energy
Navigation Ltd.	21,305	$960,642

Total Transportation
(Cost $ 2,744,376)		3,198,590

Utilities 3.51%
Regulated Gas 3.51%
Cascade Natural Gas Corp.	21,370	551,774
Northwest Natural Gas Co.	14,410	594,268
South Jersey Industries Inc. 24,325		811,239

Total Utilities
(Cost $1,692,995)		1,957,281
Total Common Stocks
(Cost $44,719,303)		53,583,531

Money Market Mutual Funds 6.53%
Goldman Sachs
Financial
Square Prime
Obligations Fund -
FST - Shares	2,753,419	$2,753,419
Morgan Stanley
Institutional
Liquidity Funds
Prime Portfolio	888,647	888,647
Total Money Market Mutual Funds
(Cost $3,642,066)		3,642,066
Total Investments
(Cost $48,361,369)	102.55%	$57,225,597
Liabilities in Excess
of Other Assets	(2.55)%	(1,424,232)
Net Assets	100.00%	$55,801,365
See Notes to Statement of Investments on
page 121.

82	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund
	Shares	Market Value

Common Stocks 12.46%
Communications 0.10%
Media 0.10%
Charter Communications, Inc. **	90,000	$265,500
Total Communications
(Cost $135,900)		265,500

Financial 8.58%
Financial Services 2.17%
Alliance Capital Management Holding LP	13,000	994,370
Allied Capital Corp.	87,200	2,680,528
Apollo Investment Co.	25,792	579,546
Crystal River Capital (1)(6)(7)	37,000	832,892
Tortoise Capital Partners (1)(6)(7)(9)	36,500	502,240
		5,589,576
Real Estate Investment Trusts (REITs) 6.41%
Apartments 0.21%
American Campus Community Inc.	18,000	534,600

Diversified 1.81%
iStar Financial Inc.	49,900	2,334,821
KKR Financial Corp.	87,000	2,328,120

		4,662,941
Healthcare 0.98%
Health Care Property Investors Inc.	29,500	1,069,965
Healthcare Realty Trust Inc.	35,600	1,444,292
		2,514,257

Hotels 0.07%
Host Marriott Corp.	7,100	179,062

Mortgage 0.54%
Anthracite Capital Inc.	110,000	1,393,700

Office Property 1.13%
American Financial Realty Trust	56,500	664,440
Hospitality Properties Trust	27,000	1,355,130
HRPT Properties Trust	70,000	879,900
		2,899,470

Regional Malls 0.13%
The Mills Corp.	15,600	328,536

1-800-392-CORE (2673) ■ www.westcore.com	83

Westcore Flexible Income Fund (continued)

	Shares	Market Value

Timber 0.64%
Plum Creek Timber Co. Inc	22,000	$819,720
Rayonier Inc.	20,100	838,170
		1,657,890

Warehouse-Industrial 0.90%
First Industrial Realty Trust Inc.	46,000	2,311,500
Total Financial
(Cost $19,345,250)		22,071,532

Industrial 0.76%
Other Industrial 0.76%

B&G Foods Inc.	22,000	431,200
Centerplate Inc.	26,000	451,100
Fording Canadian Coal Trust	50,400	1,081,584
		1,193,884
Total Industrial
(Cost $2,009,072)		1,963,884

Utilities & Energy 3.02%
Energy-Non Utility 3.02%
Enbridge Energy Partners LP	48,000	2,402,880
Enterprise Products Partners LP	36,000	1,018,080
Kinder Morgan Energy Partners LP	40,300	1,954,147
Kinder Morgan Inc.	1	105
Northern Border Partners LP	39,500	2,387,380
		7,762,592
Total Utilities & Energy
(Cost $6,772,667)		7,762,592
Total Common Stocks
(Cost $28,262,889)		32,063,508

Warrants 0.00%
Financial 0.00%
Financial Services 0.00%
Tortoise Capital Partners Warrants (1)(6)(7)(9)**	9,125	0
Total Financials
(Cost $0)		0
Total Warrants
(Cost $0)		0

84	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Convertible Preferred Stocks 3.46%
Financial 0.54%
Real Estate Investment Trusts (REITs) 0.54%
Diversified 0.30%
Crescent Real Estate,
Series A, 6.75%	B3/B-	35,000	$768,950

Hotels 0.24%
FelCor Lodging,
Series A, 1.95%	B2/CCC+	25,000	626,250

Total Financial
(Cost $1,373,898)			1,395,200

Industrial 2.06%
Airlines 0.13%
Continental Airlines Finance Trust II,
6.00%, 11/15/2030	C/CCC	7,500	335,625

Autos 1.93%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032	B2/B-	73,000	2,533,100
General Motors Corp.,
Series C, 6.25%, 07/15/2033	B3/B	107,000	2,412,850

Total Industrial
(Cost $5,619,660)			5,281,575

Utilities & Energy 0.86%
Energy-Non Utility 0.86%
AES Trust III,
6.75%, 10/15/2029	B3/B	26,100	1,285,425
Chesapeake Energy Corp.,
4.50%	NR/B+	9,250	931,938

Total Utilities & Energy
(Cost $2,060,455)			2,217,363

Total Convertible Preferred Stocks
(Cost $9,054,013)			8,894,138

1-800-392-CORE (2673) ■ www.westcore.com	85

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Nonconvertible Preferred Stocks 14.91%
Financial 14.51%
Financial Services 1.02%
First Republic Capital Trust II,
Series B, 8.75% (1)(7)	NR/BB+	20,000	$496,250
Invesco Navigator Fund,
8.00% (1)(6)(7)	NR/NR	2,000	2,129,960
			2,626,210

Insurance 0.10%
Delphi Financial Group Inc.,
8.00%, 05/15/2033	Baa3/BBB	10,000	259,400

Real Estate Investment Trusts (REITs) 13.39%
Apartments 1.19%
Apartment Investment & Management Co.:
Series T, 8.00%	Ba3/B+	60,000	1,545,000
Series V, 8.00%	Ba3/B+	10,000	258,200
BRE Properties, Inc.,
6.75%	Baa3/BBB-	50,000	1,249,000
			3,052,200

Diversified 2.46%
Colonial Properties Trust,
Series D, 8.125%	Ba1/BB+	25,000	648,250
Cousins Properties, Inc.:
7.50%	NR/NR	25,000	641,250
7.75%	NR/NR	25,000	647,500
Digital Realty Trust Inc.,
8.50%	NR/NR	26,000	683,020
Entertainment Properties Trust,
7.75%	NR/NR	25,000	639,500
iStar Financial Inc.,
Series E, 7.875%	Ba1/BB+	75,500	1,929,969
Realty Income Corp.,
Series D, 7.375%	Baa3/BBB-	35,000	906,720
Vornado Realty Trust,
Series E, 7.00%	Baa3/BBB-	9,400	244,400
			6,340,609

86	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Healthcare 1.46%
Health Care Property Investors Inc.,
Series F, 7.10%	Baa3/BBB	30,000	$774,300
Health Care REIT Inc.,
Series F, 7.625%	Ba1/BB+	55,000	1,417,900
LTC Properties Inc.,
Series F, 8.00%	NR/NR	20,625	530,451
Nationwide Health Properties Inc.,
7.68%	Ba1/BB+	950	98,592
Omega Healthcare Investors Inc.,
Series D, 8.375%	B2/B+	35,000	927,500

			3,748,743
Hotels 1.45%
Hospitality Properties,
Series B, 8.875%	Baa3/BB+	25,000	655,470
Host Marriott Corp.,
Series E, 8.875%	B1/B-	60,000	1,654,200
Strategic Hotels & Resorts,
Series C, 8.25%	NR/NR	55,000	1,430,000

			3,739,670
Manufactured Homes 0.14%
Affordable Residential,
Series A, 8.25%	NR/NR	15,000	360,000

Mortgage 0.71%
Anthracite Capital Inc.,
Series C, 9.375%	NR/NR	41,200	1,088,916
Thornburg Mortgage Inc.,
Series C, 8.00%	B1/B	28,900	732,615

			1,821,531
Office Property 1.37%
Brandywine Realty Trust:
Series C, 7.50%	NR/NR	16,300	421,518
Series D, 7.375%	NR/NR	40,000	1,028,800
Highwoods Properties Inc.,
Series A, 8.625%	Ba2/BB+	50	54,703
Maguire Properties Inc.,
Series A, 7.625%	NR/NR	50,500	1,242,300
SL Green Realty Corp.,
Series C, 7.625%	NR/NR	30,000	776,700
			3,524,021

1-800-392-CORE (2673) ■ www.westcore.com	87

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Regional Malls 2.07%
CBL & Associates Properties,
Series D, 7.375%	NR/NR	40,000	$1,036,400
Glimcher Realty Trust,
Series G, 8.125%	B1/B	55,000	1,419,000
The Mills Corp.:
Series C, 9.00%	NR/NR	14,800	338,920
Series E, 8.75%	NR/NR	22,500	515,025
Taubman Centers Inc.:
Series G, 8.00%	B1/B+	27,200	731,000
Series H, 7.625%	B1/B+	49,100	1,287,343

			5,327,688

Shopping Centers 0.79%
Regency Centers Corp.,
Series D, 7.25%	Baa3/BBB-	30,000	761,250
Tanger Factory Outlet,
Series C, 7.50%	Ba1/BB+	50,000	1,279,690

			2,040,940

Storage 0.98%
Public Storage Inc.,
Series R, 8.00%	Baa1/BBB+	96,000	2,514,240

Warehouse-Industrial 0.77%
Centerpoint Properties Trust,
5.377% (6)	NR/NR	1,500	1,151,250
First Industrial Realty Trust Inc.:
6.24%	Baa3/BBB-	250	253,516
7.25%	Baa3/BBB-	22,100	575,263
			1,980,029
Total Financial
(Cost $37,123,175)			37,335,281

Industrial 0.31%
Airlines 0.09%
AMR Corp.,
7.875%, 07/13/2039	Caa2/NR	10,000	241,100

88	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Leisure 0.22%
Hilton Hotels Corp.,
8.00%, 08/15/2031	Ba2/BB	22,000	$560,780

Total Industrial
(Cost $745,277)			801,880

Utilities & Energy 0.09%
Utilities 0.09%
Cleveland Electric Financing Trust I,
9.00%, 12/15/2031	Ba1/BB+	4,000	103,720
TECO Capital Trust I,
8.50%, 01/31/2041	Ba3/B	5,001	125,825

Total Utilities & Energy
(Cost $237,704)			229,545
Total Nonconvertible Preferred Stocks
(Cost $38,106,156)			38,366,706

Convertible Bonds 0.05%
Industrial 0.05%
Cable & Media 0.05%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009 (1)	Caa3/CCC-	100,000	139,875

Total Industrial
(Cost $100,000)			139,875
Total Convertible Bonds
(Cost $100,000)			139,875

Corporate Bonds 49.92%
Financial 6.80%
Financial Services 3.36%
Allied Capital Corp.,
6.34%, 10/13/2012 (1)(7)	NR/NR	1,000,000	982,830
Emigrant Capital Trust II,
7.3913%, 04/14/2034 (1)(2)	NR/BBB-	500,000	499,395
Finova Capital Corp.,
7.50%, 11/15/2009	NR/NR	7,500	2,213

1-800-392-CORE (2673) ■ www.westcore.com	89

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Leucadia National Corp.:
7.00%, 08/15/2013	Ba2/BB	3,800,000	$3,838,000
7.75%, 08/15/2013	Ba2/BB	1,540,000	1,617,000
8.65%, 01/15/2027	Ba3/B	1,611,000	1,693,564
			8,633,002

Insurance 1.10%
Markel Capital Trust I,
Series B, 8.71%, 01/01/2046	Ba1/BB	750,000	783,529
Provident Financing Trust,
7.405%, 03/15/2038	Ba2/B+	250,000	261,564
Zurich Reinsurance,
7.125%, 10/15/2023	B2/BB+	1,700,000	1,793,500
			2,838,593

Real Estate Investment Trusts (REITs) 2.34%
Healthcare 0.91%
Omega Healthcare Investors Inc.,
7.00%, 01/15/2016	Ba3/BB	2,350,000	2,352,937

Hotels 0.91%
Host Marriott Corp.,
6.75%, 06/01/2016	Ba1/BB	2,325,000	2,345,344

Restaurants 0.42%
Trustreet Properties Inc.,
7.50%, 04/01/2015	B1/B+	1,000,000	1,085,000

Shopping Centers 0.10%
Price Development Co. LP,
7.29%, 03/11/2008	Ba1/BB+	250,000	251,160

Total Financial
(Cost $16,433,896)			17,506,036

Industrial 38.01%
Airlines 0.42%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1,
Class A-1, 7.20%, 01/02/2019 (4)	NR/NR	82,137	82,189

90	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Continental Airlines Inc.:
Pass-Through Certificates, Series 2001-1,
Class C, 7.033%, 06/15/2011 (4)	B2/B+	38,764	$38,643
Pass-Through Certificates, Series 1997-1,
Class B, 7.461%, 04/01/2013 (4)	Ba3/B-	64,545	64,424
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 08/02/2018 (4)	Ba2/BBB-	176,755	172,004
Delta Air Lines Inc.,
10.00%, 08/15/2008 (5)**	NR/NR	1,214,000	722,330

			1,079,590

Autos 9.53%
American Axle & Manufacturing,
5.25%, 02/11/2014	Ba3/BB	1,000,000	850,000
Dana Corp.,
5.85%, 01/15/2015 (5)**	D/NR	1,300,000	942,500
Delphi Corp.:
6.50%, 05/01/2009 (5)**	D/NR	1,375,000	1,454,063
8.25%, 10/15/2033 (5)**		1,015,000	979,475
Ford Capital BV,
9.50%, 06/01/2010	Caa1/CCC+	3,000,000	2,955,000
Ford Motor Co.:
9.215%, 09/15/2021	Caa1/CCC+	800,000	718,000
7.45%, 07/16/2031	Caa1/CCC+	3,000,000	2,388,750
Ford Motor Credit Co.,
7.875%, 06/15/2010	B1/B	500,000	502,654
General Motors Corp.,
8.25%, 07/15/2023	Caa1/B-	1,000,000	916,250
General Motors Acceptance Corp.:
7.60%, 12/01/2014 (2)	Ba1/BB+	4,389,000	4,582,129
8.00%, 11/01/2031	Ba1/BB+	4,000,000	4,496,248
Sonic Automotive Inc.,
8.625%, 08/15/2013	B1/B	1,750,000	1,793,750
Visteon Corp.,
8.25%, 08/01/2010	Caa2/CCC+	2,000,000	1,955,000

			24,533,819

Cable & Media 4.58%
CCH I Holdings, LLC:
11.00%, 10/01/2015	Caa2/CCC-	242,000	238,370
11.125%, 01/15/2014	Caa3/CCC-	296,000	256,040
12.125%, 01/15/2015	Ca/CCC-	2,225,000	1,913,500

1-800-392-CORE (2673) ■ www.westcore.com	91

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

CCH II Holdings, LLC,
10.25%, 09/15/2010	Caa2/CCC-	292,000	$306,600
Charter Communications, Inc.,
8.25%, 04/01/2007	Caa3/CCC-	100,000	100,875
COX Enterprises Inc.,
8.00%, 02/15/2007 (1)	Baa3/BB+	7,000,000	7,022,995
DirecTV Holdings,
6.375%, 06/15/2015	Ba3/BB-	2,000,000	1,940,000

			11,778,380

Chemicals 0.81%
Borden Inc.,
7.875%, 02/15/2023	Caa1/CCC+	575,000	460,000
Ferro Corp.,
9.125%, 01/01/2009	NR/B	1,050,000	1,081,500
Solutia Inc.,
11.25%, 07/15/2009 (5)**	D/NR	250,000	250,000
Union Carbide Chemical & Plastics Co. Inc,
7.875%, 04/01/2023	Ba2/BBB-	250,000	278,178

			2,069,678

Healthcare 2.60%
DaVita Inc.,
7.25%, 03/15/2015	B3/B	2,250,000	2,278,125
Eszopiclone Royalty Sub LLC,
Series IV, 12.00%, 03/15/2014 (1)(6)(7)	NR/NR	1,225,000	1,286,250
Tenet Healthcare Corp.,
9.875%, 07/01/2014	Caa1/CCC+	3,100,000	3,123,250

			6,687,625

Leisure 13.18%
Caesars Entertainment, Inc.,
7.00%, 04/15/2013		4,150,000	4,292,764
Hilton Hotels Corp.,
7.50%, 12/15/2017	Ba2/BB	3,500,000	3,692,500
Las Vegas Sands Corp.,
6.375%, 02/15/2015	B2/B	3,400,000	3,293,750
MGM Mirage Resorts Inc.,
7.25%, 08/01/2017	Ba2/BB	6,000,000	5,895,000
Mohegan Tribal Gaming Authority,
6.875%, 02/15/2015	Ba2/B	2,550,000	2,543,625

92	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Pinnacle Entertainment Inc.,
8.25%, 03/15/2012	Caa1/B-	875,000	$896,875
Premier Entertainment Biloxi,
10.75%, 02/01/2012	Caa1/NR	250,000	255,625
Royal Caribbean Cruises Ltd.,
6.875%, 12/01/2013	Ba1/BBB-	2,500,000	2,571,355
Seneca Gaming Corp.,
7.25%, 05/01/2012	Ba2/BB	100,000	100,500
Starwood Hotels & Resorts Worldwide Inc.,
7.825%, 05/01/2012	Baa3/BBB-	2,095,000	2,241,441
Station Casinos Inc.,
6.875%, 03/01/2016	Ba3/B+	2,450,000	2,296,875
Wynn Las Vegas LLC,
6.625%, 12/01/2014	B1/BB-	5,900,000	5,841,000

			33,921,310

Other Industrial 4.47%
Advanced Micro Devices Inc.,
7.75%, 11/01/2012	Ba3/B+	2,233,000	2,294,407
Allegheny Ludlum Corp.,
6.95%, 12/15/2025	Ba2/BB-	1,580,000	1,587,900
Amerigas Partners LP,
Series B, 7.25%, 05/20/2015	B1/NR	1,510,000	1,517,550
Freeport-McMoRan Copper & Gold Inc.,
6.875%, 02/01/2014	B1/B+	1,000,000	1,025,000
The Goodyear Tire & Rubber Co.:
7.857%, 08/15/2011	B3/B-	1,060,000	1,046,750
8.625%, 12/01/2011 (1)	B2/B-	250,000	255,000
Levi Strauss & Co.,
9.75%, 01/15/2015	B3/B-	1,500,000	1,610,625
Novelis Inc.,
7.25%, 02/15/2015 (1)	B2/B	225,000	217,125
Winn-Dixie Stores Inc.,
8.875%, 04/01/2008 (5)**	D/NR	2,150,000	1,945,750

			11,500,107

Telecom & Related 2.42%
American Tower Corp.,
7.50%, 05/01/2012	Ba3/BB-	500,000	517,500
Level 3 Communications Inc.,
12.875%, 03/15/2010	Caa2/CCC-	200,000	207,750

1-800-392-CORE (2673) ■ www.westcore.com	93

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Level 3 Financing Inc.,
10.75%, 10/15/2011	B2/CCC-	950,000	$1,015,312
Qwest Communications International Inc.,
8.874%, 02/15/2009 (2)	Ba3/B	1,000,000	1,016,250
Qwest Corp.:
7.50%, 06/15/2023	Ba1/BB	375,000	384,375
6.875%, 09/15/2033	Ba1/BB	1,726,000	1,678,535
Rogers Cantel,
9.75%, 06/01/2016	Ba2/BB+	700,000	878,500
Rogers Wireless Inc.,
7.50%, 03/15/2015	Ba2/BB	500,000	538,125

			6,236,347

Total Industrial
(Cost $95,607,865)			97,806,856

Utilities & Energy 5.11%
Energy-Non Utility 4.77%
Calpine Corp.,
8.75%, 07/15/2013 (1)(5)**	NR/D	200,000	216,000
Enterprise Products Operating LP,
8.375%, 08/01/2066	Ba1/B+	2,000,000	2,173,544
Kerr-McGee Corp.,
6.95%, 07/01/2024	Baa2/BBB-	1,050,000	1,157,958
KN Capital Trust III,
7.63%, 04/15/2028	NR/NR	1,970,000	1,914,060
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017	Ba1/B+	400,000	437,023
7.00%, 03/15/2027	Ba1/B+	1,850,000	1,970,821
Transcontinental Gas Pipe Line Corp.,
6.40%, 04/15/2016	Ba1/BB-	2,100,000	2,139,375
Utilicorp United,
8.00%, 03/01/2023	B2/NR	1,300,000	1,327,625
Whiting Petroleum Corp.,
7.00%, 02/01/2014	B1/B	950,000	954,750

			12,291,156

Utilities 0.34%
Indianapolis Power & Light Co.,
6.30%, 07/01/2013 (1)	Baa1/BBB-	100,000	104,218

94	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Portland General Electric,
7.875%, 03/15/2010	Baa2/BBB	100,000	$107,175
WPD Holdings,
7.25%, 12/15/2017 (1)	Baa3/BBB-	600,000	660,617

			872,010

Total Utilities & Energy
(Cost $12,459,387)			13,163,166
Total Corporate Bonds
(Cost $124,501,148)			128,476,058

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities			6.18%
Asset-Backed Securities 0.25%
ACE Securities Corp.,
Series 2004-IN1, Class B, 8.5813%,
02/25/2014 (1)(2)(4)(7)	Ba2/BBB-	300,000	281,345
Vanderbilt Mortgage Finance,
Series 2002-B, Class B1, 5.85%, 04/07/2018	Baa2/BBB	375,000	374,475
			655,820

Collateralized Debt Obligations 5.50%
Anthracite CDO, Ltd.,
Series 2004-1A, Class G, 8.27%,
02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	506,700
Archstone,
Series 2005-C1, 7.44%, 03/20/2010 (1)(2)(7)	NR/A	1,000,000	1,030,000
Crest Ltd. Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)	NR/BB-	200,000	120,800
Crest Ltd. Series 2003-2A,
Class E1, 10.2137%, 12/28/2013 (1)(2)(4)(6)(7)	Ba1/BB	250,000	266,450
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)	NR/BB-	413,450	233,144
Crest Ltd. Series 2004-1A,
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba2/BB	300,000	282,870
Class PS, 7.6671%, 12/28/2013 (1)(3)(4)(6)(7)	NR/NR	1,064,633	608,864
Exeter Street Solar, Class E1, 9.1138%,
10/28/2014 (1)(2)(4)(6)(7)	NR/BB+	455,775	467,261
Fairfield Street Solar, Class F, 10.235%,
12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,087,500	1,097,940
Denali Capital CLO III Ltd.,
Series 3A, Class B2L, 12.6137%,
07/21/2008 (1)(2)(4)(7)	Ba2/BB	250,000	253,398

1-800-392-CORE (2673) ■ www.westcore.com	95

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Denali Capital CLO VI Ltd.,
Series 6A, Class B2L, 9.2175%,
4/21/2010 (1)(2)(4)(7)	Ba2/BB	800,000	$800,000
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.00%,
12/04/2012 (1)(3)(4)(7)	NR/NR	100,000	88,125
MM Community Funding II Ltd.,
Series 2I, 21.28%,
12/15/2011 (1)(3)(4)(6)(7)	NR/BBB	500,000	260,000
N-Star Real Estate CDO Ltd.,
Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB	500,000	501,300
Preferred CPO Ltd,
10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,100,000	1,188,516
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.907%, 07/03/2012 (1)(3)(4)(7)	NR/NR	100,000	55,935
Preferred Term Securities X Ltd.,
Subordinate Income Notes, 19.00%,
07/03/2013 (1)(3)(4)(7)	NR/NR	150,000	116,827
Preferred Term Securities XI Ltd.,
Subordinate Income Notes, 19.00%,
10/03/2013 (1)(3)(4)(7)	NR/NR	150,000	121,658
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.00%,
12/24/2013 (1)(3)(4)(7)	NR/NR	750,000	673,744
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.00%,
03/24/2014 (1)(3)(4)(7)	NR/NR	900,000	774,090
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.50%,
06/17/2014 (1)(3)(4)(7)	NR/NR	500,000	423,625
Regional Diversified Funding:
Series 2004-1, 16.80%,
02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	385,000
Series 2005-1, 14.10%,
03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	697,500
River North CDO Ltd.,
Series 2005-1A, 12.50%,
02/06/2014 (1)(3)(4)(6)(7)	Ba3/NR	600,000	570,000

96	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Soloso Bank Pref 2005,
12.50%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	$720,000
TIAA Real Estate CDO Ltd.,
Series 2003-1A, Class PS, 16.00%,
09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	255,200
Tricadia:
Series 2003-1A, Class PS, 17.575%,
12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	235,000
Series 2004-2A, Class C, 9.067%,
12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	491,346	488,889
Tropic:
Series 2003-1A, Class PS, 12.85%,
10/15/2013 (1)(3)(4)(7)	NR/NR	700,000	493,500
Series 2004-1A, Class PS, 16.50%,
04/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	425,000

			14,141,336

Commercial Mortgage-Backed Securities 0.43%
Global Signal Trust,
Series 2004-2A, Class G, 7.113%,
12/15/2014 (1)(4)	Ba2/BB-	1,000,000	988,789
Times Square Hotel Trust,
8.528%, 08/01/2026 (1)(7)	Baa3/BB+	92,249	105,201

			1,093,990

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $16,683,965)			15,891,146

		Shares	Market Value

Money Market Mutual Funds 11.80%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares		17,538,831	17,538,831

Morgan Stanley Institutional Liquidity Funds Prime Portfolio 12,825,650			12,825,650

Total Money Market Mutual Funds
(Cost $30,364,481)			30,364,481
Total Investments
(Cost $247,072,652)		98.78%	$254,195,912

Other Assets in Excess of Liabilities		1.22%	3,146,107

Net Assets		100.00%	$257,342,019
See Notes to Statement of Investments on page 121

1-800-392-CORE (2673) ■ www.westcore.com	97

Westcore Plus Bond Fund
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Convertible Preferred Stocks 0.22%
Industrial 0.22%
Autos 0.22%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	B2/B-	22,000	$763,400
General Motors Corp., Series C, 6.25%, 07/15/2033	B3/B	35,000	789,250
Total Industrial
(Cost $1,780,966)			1,552,650
Total Convertible Preferred Stocks
(Cost $1,780,966)			1,552,650

Nonconvertible Preferred Stocks 2.75%
Financial 2.61%
Financial Services 0.37%
First Tennessee Bank, 3.90% (1)(2)	A3/BBB+	1,500	1,560,375
Goldman Sachs, 6.20%, 10/31/2010	A2/A-	40,000	1,040,000
			2,600,375
Real Estate Investment Trusts (REITs) 2.24%
Apartments 0.25%
Apartment Investment & Management Co.:
Series T, 8.00%	Ba3/B+	9,000	232,380
Series V, 8.00%	Ba3/B+	34,000	875,500
BRE Properties Inc., Series C, 6.75%	Baa3/BBB-	10,000	249,800
Cousins Properties Inc., 7.50%	NR/NR	15,000	384,750
			1,742,430
Diversified 0.30%
Colonial Properties Trust: Series D, 8.125%	Ba1/BB+	13,000	337,090
iStar Financial Inc., Series E, 7.875%	Ba1/BB+	70,500	1,802,156
			2,139,246
Healthcare 0.19%
Health Care REIT Inc., Series F, 7.625%	Ba1/BB+	40,000	1,031,200
Omega Healthcare Investors, Series D, 8.375%	B2/B+	12,500	331,250
			1,362,450
Manufactured Homes 0.07%
Affordable Residential, Series A, 8.25%	NR/NR	19,500	468,000

Shopping Centers 0.47%
New Plan Excel Realty Trust, Series E, 7.625%	Baa3/BBB-	13,000	333,710
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	518,126
Tanger Factory Outlet, Series C, 7.50%	Ba1/BB+	36,000	921,377

98	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Taubman Centers Inc.:
Series G, 8.00%	B1/B+	20,000	$537,500
Series H, 7.625%	B1/B+	36,100	946,499
			3,257,212

Storage 0.43%
Public Storage, Inc., Series R, 8.00%	Baa1/BBB+	114,000	2,985,660

Warehouse-Industrial 0.53%
Centerpoint Properties Trust, 5.377% (6)	Baa3/NR	3,900	2,993,250
First Industrial Realty Trust Inc., 6.24%	Baa3/BBB-	675	684,492
			3,677,742
Total Financial
(Cost $18,652,427)			18,233,115

Utilities & Energy 0.14%
Utilities 0.14%
Southern California Edison, 5.349%, 04/30/2010	Baa3/BBB-	9,400	949,400

Total Utilities & Energy
(Cost $940,000)			949,400
Total Nonconvertible Preferred Stocks
(Cost $19,592,427)			19,182,515

Corporate Bonds 48.08%
Financial 20.48%
Financial Services 7.09%
Allied Capital, 6.34%, 10/13/2012 (1)(7)	NR/NR	4,000,000	3,931,320
BB&T Corp., 4.90%, 06/30/2017	A1/A	3,500,000	3,377,175
BHP Billiton Finance, 5.00%, 12/15/2010	A1/A+	4,835,000	4,845,560
Charles Schwab Corp., 8.05%, 03/01/2010	A2/A-	210,000	229,370
Citicorp Capital II, 8.015%, 02/15/2027	Aa2/A	1,400,000	1,460,144
Comerica Inc., 4.80%, 05/01/2015	A3/A-	1,500,000	1,440,252
Emigrant Capital Trust II, 7.33%, 04/14/2034 (1)(2)	NR/BBB	850,000	848,972
FIA Card Services NA, 6.625%, 06/15/2012	Aa2/AA-	2,700,000	2,897,127
Fifth Third Bancorp, 4.50%, 06/01/2018	A1/A	75,000	69,307
First Empire Capital Trust, 8.277%, 06/01/2027	Baa1/BBB	25,000	26,278
General Electric Capital Corp.,
Series A, 5.875%, 01/15/2010	Aaa/AAA	2,250,000	2,339,804
HSBC Holdings PLC, 6.50%, 05/02/2036	Aa3/A+	200,000	222,527
Leucadia National Corp.:
7.00%, 08/15/2013	Ba2/BB	1,500,000	1,515,000

1-800-392-CORE (2673) ■ www.westcore.com	99

Westcore Plus Bond Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

7.75%, 08/15/2013	Ba2/BB	1,925,000	$2,021,250
8.65%, 01/15/2027	Ba3/B	635,000	667,544
M&I Capital Trust, 7.65%, 12/01/2026	A2/BBB+	900,000	933,021
Manufacturers & Traders Trust Co.,
3.85%, 04/01/2013 (1)	A3/A-	526,000	518,218
Marshall & Ilsley Bank, 2.90%, 08/18/2009	Aa3/A+	709,091	683,469
Merrill Lynch & Company Inc., 5.04%, 10/01/2009 (2)	NR/AA-	1,500,000	1,384,305
Residential Capital, 6.375%, 06/30/2010	Baa3/BBB	3,000,000	3,073,956
Royal Bank of Canada, 4.70%, 07/19/2010	Aa2/AA-	1,250,000	1,226,510
Union Bank of California, 5.95%, 05/11/2016	A2/A	3,000,000	3,136,494
USAA Capital Corp., 4.64%, 12/15/2009 (1)	Aa1/AAA	1,500,000	1,500,655
Wachovia Capital Trust III, 5.80%, 08/29/2049	A2/A-	3,300,000	3,347,497
Washington Mutual, Inc., 8.25%, 04/01/2010	Baa1/BBB+	3,200,000	3,478,842
Wells Fargo & Co., 4.625%, 08/09/2010	Aa1/AA	4,300,000	4,256,338
			49,430,935
Foreign Financials 0.35%
Swedish Export Credit, 4.125%, 10/15/2008	Aa1/AA+	2,500,000	2,473,145

Insurance 1.18%
Berkshire Hathaway, 4.85%, 01/15/2015	Aaa/AAA	1,000,000	986,362
Commerce Group Inc., 5.95%, 12/09/2013	Baa2/BBB	225,000	227,364
Fund American Companies Inc., 5.875%, 05/15/2013	Baa2/BBB	4,375,000	4,413,154
Markel Capital Trust, Series B, 8.71%, 01/01/2046	Ba1/BB	690,000	720,847
Prudential Financial, 4.35%, 05/12/2015	A3/A	1,752,370	1,684,578
Zurich Reinsurance, 7.125%, 10/15/2023	B2/BB+	200,000	211,000
			8,243,305

Real Estate Investment Trusts (REITs) 11.86%
Apartments 0.95%
BRE Properties Inc., 7.45%, 01/15/2011	Baa2/BBB	1,200,000	1,297,076
Colonial Realty LP, 4.75%, 02/01/2010	Baa3/BBB-	3,210,000	3,143,239
United Dominion Realty Trust:
3.90%, 03/15/2010	Baa2/BBB	625,000	605,979
5.25%, 01/15/2015	Baa2/BBB	1,575,000	1,553,457
			6,599,751

Diversified 1.95%
iStar Financial Inc., 6.50%, 12/15/2013	Baa2/BBB	4,116,000	4,271,466
National Retail Properties, Inc., 6.25%, 06/15/2014	Baa3/BBB-	975,000	1,009,904
Prime Property, 5.60%, 06/15/2011 (1)	A3/A	2,410,000	2,438,455
Vornado Realty LP, 4.75%, 12/01/2010	Baa2/BBB	2,101,000	2,056,606
Washington REIT, 5.25%, 01/15/2014	Baa1/A-	3,850,000	3,834,542
			13,610,973

100	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Health Care 1.36%
Health Care Property Investors Inc.,
7.072%, 06/08/2015	Baa3/BBB	2,000,000	$2,139,032
Health Care REIT Inc.,
5.875%, 05/15/2015	Baa3/BBB-	1,500,000	1,508,044
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011	Baa3/BBB-	375,000	411,981
5.125%, 04/01/2014	Baa3/BBB-	3,125,000	3,030,175
Nationwide Health,
6.00%, 05/20/2015	Baa3/BBB-	2,000,000	2,009,800
Senior Housing Properties Trust,
8.625%, 01/15/2012	Ba2/BB+	325,000	353,438
			9,452,470

Hotels 0.44%
Host Marriott Corp., 6.75%, 06/01/2016	Ba1/BB	3,075,000	3,101,906

Office Property 2.24%
Boston Properties LP, 5.00%, 06/01/2015	Baa2/BBB	375,000	366,508
EOP Operating Partnership Ltd.:
8.10%, 08/01/2010	Baa2/BBB	4,631,000	5,124,632
7.35%, 12/01/2017	Baa2/BBB	1,150,000	1,377,956
Highwoods Realty LP:
7.125%, 02/01/2008	Ba1/BBB-	1,250,000	1,271,913
8.125%, 01/15/2009	Ba1/BBB-	575,000	601,905
HRPT Properties Trust, 5.75%, 02/15/2014	Baa2/BBB	2,940,000	2,973,713
Mack-Cali Realty LP, 5.125%, 02/15/2014	Baa2/BBB	3,975,000	3,907,095
			15,623,722

Regional Malls 0.97%
The Rouse Co., 8.00%, 04/30/2009	Ba1/BB+	775,000	810,606
Simon Property Group:
6.10%, 05/01/2016	A3/A-	2,500,000	2,653,595
7.375%, 06/15/2018	A3/A-	2,868,000	3,277,284
			6,741,485
Restaurants 0.13%
Trustreet Properties Inc., 7.50%, 04/01/2015	B1/B+	850,000	922,250

Shopping Centers 2.50%
Developers Diversified Realty, 5.375%, 10/15/2012	Baa2/BBB	2,200,000	2,208,747
Kimco Realty Corp.:
5.98%, 07/30/2012	Baa1/A-	1,800,000	1,871,399
5.783%, 03/15/2016	Baa1/A-	2,000,000	2,065,154
Price Development Co. LP, 7.29%, 03/11/2008	Ba1/BB+	2,000,000	2,009,280

1-800-392-CORE (2673) ■ www.westcore.com	101

Westcore Plus Bond Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Weingarten Realty Investors:
7.00%, 07/15/2011	Baa1/A-	550,000	$593,447
4.857%, 01/15/2014	Baa1/A-	2,015,000	1,963,041
6.64%, 07/15/2026	Baa1/A-	545,000	619,835
Westfield Capital,
5.70%, 10/01/2016 (1)	A2/A-	6,000,000	6,110,118
			17,441,021

Timber 0.34%
Plum Creek Timberland, 5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,403,207

Warehouse 0.98%
Prologis Trust:
5.50%, 04/01/2012	Baa1/BBB+	4,375,000	4,414,344
7.81%, 02/01/2015	Baa1/BBB+	1,000,000	1,112,109
7.625%, 07/01/2017	Baa1/BBB+	1,100,000	1,274,424
			6,800,877
Total Financial
(Cost $141,506,729)			142,845,047

Industrial 16.63%
Airlines 0.21%
Delta Air Lines Inc., 10.00%, 08/15/2008 (5)**	NR/NR	336,000	199,920
FedEx Corp.:
Series A2, 7.89%, 09/23/2008	Baa1/BBB+	412,140	418,818
Series 1997-A, 7.50%, 01/15/2018 (4)	A3/A+	723,711	812,916
			1,431,654

Autos 4.36%
American Axle & Manufacturing Inc., 5.25%, 02/11/2014	Ba3/BB	850,000	722,500
American Honda Finance Corp., 5.125%, 12/15/2010 (1)	A1/A+	3,600,000	3,617,431
DaimlerChrysler NA Holdings Corp., 6.50%, 11/15/2013	A3/BBB	3,075,000	3,202,852
Dana Corp., 5.85%, 01/15/2015 (5)**	WR/NR	1,600,000	1,160,000
Delphi Corp., 6.50%, 05/01/2009 (5)**	WR/NR	1,000,000	1,057,500
Ford Capital BV, 9.50%, 06/01/2010	Caa1/CCC+	1,200,000	1,182,000
Ford Motor Co., 7.45%, 07/16/2031	Caa1/CCC+	2,775,000	2,209,594
Ford Motor Credit Co.:
6.9437%, 01/15/2010 (2)	B1/B	3,100,000	2,986,444
7.875%, 06/15/2010	B1/B	2,000,000	2,010,616
General Motors Acceptance Corp., 7.60%, 12/01/2014 (2)	Ba1/BB+	5,550,000	5,794,217
General Motors Corp., 8.25%, 07/15/2023	Caa1/B-	2,850,000	2,611,312
Strats-DaimlerChrysler CPI Notes,
4.06%, 11/15/2013 (1)(2)(6)(7)	A3/BBB	3,465,000	3,135,479
Visteon Corp., 8.25%, 08/01/2010	Caa2/CCC+	750,000	733,125
			30,423,070

102	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Beverages 0.66%
Diageo Finance BV, 5.30%, 10/28/2015	A3/A-	4,600,000	$4,589,622

Brewery 0.09%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014	A1/A+	175,000	172,544
5.05%, 10/15/2016	A1/A+	450,000	442,263
			614,807

Cable & Media 2.34%
AT&T Broadband Corp., 8.375%, 03/15/2013	Baa2/BBB+	2,975,000	3,427,753
CCH I Holdings, LLC, 11.125%, 01/15/2014	Caa3/CCC-	308,000	266,420
CCH I, LLC, 11.00%, 10/01/2015	Caa2/CCC-	253,000	249,205
Cox Communications Inc., 7.25%, 11/15/2015	Baa3/BBB-	3,000,000	3,296,811
Cox Enterprises Inc., 7.875%, 09/15/2010 (1)	Baa3/BB+	3,000,000	3,230,874
DirecTV Holdings, 6.375%, 06/15/2015	Ba3/BB-	1,650,000	1,600,500
Rogers Cable Inc., 5.50%, 03/15/2014	Ba2/BB+	1,275,000	1,212,844
Time Warner Inc., 9.15%, 02/01/2023	Baa2/BBB+	2,410,000	3,060,676
			16,345,083

Chemicals 0.44%
Borden Inc., 7.875%, 02/15/2023	Caa1/CCC+	775,000	620,000
Dow Chemical Co., 6.125%, 02/01/2011	A3/A-	350,000	363,586
Ferro Corp., 9.125%, 01/01/2009	NR/B	1,325,000	1,364,750
PPG Industries Inc., 6.875%, 02/15/2012	A2/A	688,000	733,392
			3,081,728

Commercial Services 0.10%
Aramark Services Inc.:
7.00%, 05/01/2007	Baa3/BBB-	275,000	276,018
6.375%, 02/15/2008	Baa3/BBB-	405,000	405,985
			682,003

Healthcare 0.90%
Baxter Finco BV, 4.75%, 10/15/2010	Baa1/A-	1,175,000	1,163,393
Coventry Health Care Inc., 6.125%, 01/15/2015	Ba1/BBB-	1,195,000	1,199,748
Davita Inc., 7.25%, 03/15/2015	B3/B	600,000	607,500
Eszopiclone Royalty Sub LLC,
Series IV, 12.00%, 03/15/2014 (1)(6)(7)	NR/NR	1,225,000	1,286,250
Tenet Healthcare Corp., 9.875%, 07/01/2014	Caa1/CCC+	2,000,000	2,015,000
			6,271,891

1-800-392-CORE (2673) ■ www.westcore.com	103

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Leisure 3.72%
Caesars Entertainment Inc., 7.00%, 04/15/2013	NR/NR	4,500,000	$4,654,805
Hilton Hotels Corp., 7.50%, 12/15/2017	Ba2/BB	5,057,000	5,335,135
Las Vegas Sands Corp., 6.375%, 02/15/2015	B2/B	2,000,000	1,937,500
Mashantucket West, 5.912%, 09/01/2021 (1)	Baa2/BBB-	800,000	783,758
MGM Mirage:
7.625%, 07/15/2013	B1/B+	1,500,000	1,481,250
7.25%, 08/01/2017	Ba2/BB	4,050,000	3,979,125
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Baa3/BBB-	2,250,000	2,334,746
Station Casinos Inc., 6.875%, 03/01/2016	Ba3/B+	2,900,000	2,718,750
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B1/BB-	2,750,000	2,722,500
			25,947,569

Other Industrial 3.25%
Advanced Micro Devices Inc., 7.75%, 11/01/2012	Ba3/B+	645,000	662,738
Amerigas Partners, 7.25%, 05/20/2015	B1/NR	1,250,000	1,256,250
BAE Systems Holdings Inc., 4.75%, 08/15/2010 (1)	Baa2/BBB	1,775,000	1,741,527
Burlington Northern SantaFe Co., 4.575%, 01/15/2021	Aa2/A+	1,706,567	1,667,408
Burlington Resources Inc., 6.875%, 02/15/2026	A2/A-	1,000,000	1,159,696
CSX Transportation Inc., 9.75%, 06/15/2020	Baa2/BBB	1,250,000	1,710,599
GATX Corp., 5.697%, 01/02/2025 (1)	Baa2/BBB+	292,618	293,315
International Steel Group Inc., 6.50%, 04/15/2014	Ba1/BBB-	1,100,000	1,133,000
Kennametal Inc., 7.20%, 06/15/2012	Baa3/BBB	1,910,000	2,038,707
Levi Strauss & Co., 9.75%, 01/15/2015	B3/B-	500,000	536,875
McDonald's Corp., 7.31%, 09/15/2027	A3/A-	1,525,000	1,547,822
Science Applications:
6.25%, 07/01/2012	A3/A-	2,700,000	2,804,117
5.50%, 07/01/2033	A3/A-	1,225,000	1,135,408
Sweetwater Investors LLC, 5.875%, 05/15/2014 (1)	NR/BBB-	581,019	581,752
West Fraser Timber Co. Ltd., 5.20%, 10/15/2014 (1)	Baa2/BBB	3,500,000	3,318,920

WM Wrigley Jr Co., 4.65%, 07/15/2015	A1/A+	1,125,000	1,089,635
			22,677,769
Telecom & Related 0.56%
American Tower Corp., 7.50%, 05/01/2012	Ba3/BB-	500,000	517,500
Anixter International Inc., 5.95%, 03/01/2015	Baa3/BB+	1,325,000	1,248,812
Qwest Communications International Inc.,
8.874%, 02/15/2009 (2)	Ba3/B	500,000	508,125
Rogers Wireless Inc., 6.375%, 03/01/2014	Ba2/BB+	1,500,000	1,513,125
Verizon Global, 4.375%, 06/01/2013	A3/A	125,000	119,348
			3,906,910

104	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund (continued)
	Bond Rating Moody's/S&P	Principal Amount	Market Value

Total Industrial
(Cost $115,847,562)			$115,972,106

Utilities & Energy 10.97%
Energy-Non Utility 5.82%
Ametek Inc., 7.20%, 07/15/2008	Baa3/BBB	2,035,000	2,078,663
Conoco Phillips 66 Capital Trust II,
8.00%, 01/15/2037	A3/BBB	950,000	988,634
Consumers Energy Co.:
6.875%, 03/01/2018	Baa2/BBB-	1,564,000	1,727,799
5.65%, 04/15/2020	Baa2/BBB-	1,225,000	1,226,612
Duke Capital LLC, 5.668%, 08/15/2014	Baa2/BBB	3,200,000	3,252,957
Duke Energy Corp., 5.30%, 10/01/2015	A2/BBB+	525,000	529,931
Energy Transfer Partners LP, 5.65%, 08/01/2012	NR/Baa3	1,325,000	1,337,328
Enterprise Products Operating LP, 8.375%, 08/01/2066	Ba1/B+	3,125,000	3,396,163
Kerr-McGee Corp., 6.95%, 07/01/2024	Baa2/BBB-	4,500,000	4,962,676
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	Baa1/BBB+	4,450,000	4,298,041
Kinder Morgan Finance, 5.70%, 01/05/2016	Baa1/BBB+	4,000,000	3,734,696
Magellan Midstream Partners, 6.45%, 06/01/2014	Baa3/BBB	800,000	837,392
Northern Border Partners LP:
8.875%, 06/15/2010	Baa2/BBB	1,000,000	1,105,990
7.10%, 03/15/2011	Baa2/BBB	1,000,000	1,063,032
6.15%, 10/01/2016	Baa2/BBB	1,800,000	1,858,057
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)	A3/A	350,000	351,719
Tennessee Gas Pipeline, 7.00%, 03/15/2027	Ba1/B+	75,000	79,898
Transcontinental Gas Pipe Line:
6.25%, 01/15/2008	Ba1/BB-	50,000	50,312
6.40%, 04/15/2016	Ba1/BB-	5,725,000	5,832,344
Utilicorp United, 8.00%, 03/01/2023	B2/NR	850,000	868,063
Whiting Petroleum Corp., 7.00%, 02/01/2014	B1/B	1,000,000	1,005,000
			40,585,307

Utilities 5.15%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)	Baa2/BBB-	600,000	609,808
CenterPoint Energy Inc., 7.25%, 09/01/2010	Ba1/BBB-	2,350,000	2,501,187
Commonwealth Edison Co., 5.95%, 08/15/2016	Baa2/BBB-	5,275,000	5,437,037
Curtis Palmer Inc., 5.90%, 07/15/2014 (1)	NR/A-	825,000	859,550
FPL Group Capital Inc.:
5.625%, 09/01/2011	A2/A-	2,000,000	2,043,872
6.35%, 10/01/2066	A3/BBB+	3,900,000	4,033,423
Indianapolis Power & Light Co., 6.30%, 07/01/2013 (1)	Baa1/BBB-	400,000	416,871
Midamerican Energy Holdings Co., 5.875%, 10/01/2012	Baa1/BBB+	200,000	206,326

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Westcore Plus Bond Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Nevada Power Co.:
6.50%, 04/15/2012	Ba1/BB+	175,000	$182,649
9.00%, 08/15/2013	Ba1/BB+	3,851,000	4,198,922
Pacific Gas & Electric, 4.80%, 03/01/2014	Baa1/BBB	700,000	683,028
Pacificorp, 6.90%, 11/15/2011	A3/A-	2,107,000	2,276,936
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	200,000	214,349
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)	Baa2/BBB	249,421	251,659
Power Receivables Finance LLC, 6.29%, 01/01/2012 (1)	Baa2/BBB	75,160	76,070
Public Service Co. of Oklahoma, 6.15%, 08/01/2016	Baa1/BBB	3,075,000	3,179,845
San Diego Gas & Electric Co., 6.00%, 06/01/2026	A1/A+	3,550,000	3,775,539
Tenaska Alabama II Partners LP,
6.125%, 03/30/2023 (1)	Baa3/BBB-	274,894	283,292
Tenaska Virginia Partners LP,
6.119%, 03/30/2024 (1)	Baa3/BBB-	238,917	246,512
Westar Energy, Inc., 5.10%, 07/15/2020	Baa2/BBB-	3,265,000	3,115,231
WPD Holdings:
6.875%, 12/15/2007 (1)	Baa3/BBB-	150,000	151,200
7.25%, 12/15/2017 (1)	Baa3/BBB-	875,000	963,400
Yorkshire Power Finance, 6.496%, 02/25/2008	Baa2/BBB-	175,000	176,957
			35,883,663
Total Utilities & Energy
(Cost $74,717,940)			76,468,970
Total Corporate Bonds
(Cost $332,072,231)	332,072,231		335,286,123

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 28.28%
Asset-Backed Securities 3.93%
ACE Securities Corp.;
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)	Aaa/AAA	140,800	139,605
Series 2004-IN1, Class B, 8.82%, 02/25/2014 (1)(2)(4)(7)	Ba2/BBB-	379,000	355,433
Banc of America Funding Corp.,
Series 2005-4, Class 1A4, 5.50%, 08/01/2035	Aa1/AAA	500,000	491,689
Series 2005-4, Class 2A4, 5.50%, 08/01/2035	Aa1/AAA	1,000,000	981,152
Bank of America Alternative Loan Trust,
Series 2005-4 CB9,5.50%, 04/25/2020 (4)	Aa1/NR	833,000	829,543
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.9143%, 10/25/2033(2)	Aaa/AAA	269,832	265,843
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.91%, 01/18/2011	Aaa/AAA	1,100,000	1,099,631
Citibank Credit Card Issuance Trust:
Series 2003-A6, Class A6, 2.90%, 05/15/2008 (4)	Aaa/AAA	300,000	291,330
Series 2005-B1, Class B1, 4.40%, 09/15/2010	A2/A	2,500,000	2,473,125

106	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
COMED Transitional Funding Trust,
Series 1998-1, Class A6, 5.63%, 06/25/2009	Aaa/AAA	50,398	$50,456
Community Reinvestment Revenue Notes,
5.73%, 06/01/2031 (1)(7)	NR/AAA	1,250,000	1,267,744
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.4798%, 11/25/2014 (4)	Aaa/AAA	381,598	375,574
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.19%, 03/01/2011 (4)	Aaa/AAA	400,000	415,599
Diversified REIT Trust,
Series 1999-1A, Class D, 6.78%, 03/18/2011 (1)	Baa3/BBB-	300,000	302,245
Ford Credit Auto, Class B, 4.52%, 09/15/2010	Aaa/A	3,000,000	2,973,213
Harley-Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.76%, 03/15/2008 (4)	Aaa/AAA	297,226	293,389
Series 2005-3, Class B, 4.60%, 05/15/2013 (4)	A3/A	1,000,000	992,552
Series 2006-3, Class B, 5.43%, 11/15/2014 (4)	A3/A	2,850,000	2,879,526
Honda Auto Receivables Owner Trust,
Series 2003-3, Class A4, 2.77%, 12/21/2007 (4)	Aaa/AAA	221,733	220,700
Marriott Vacation Club Owner Trust,
5.362%, 4/20/2014 (1)(4)	Aaa/AAA	1,000,000	1,000,000
Nissan Auto Receivables Owner Trust,
Series 2003-C, Class A4, 2.70%, 12/17/2007 (4)	Aaa/AAA	28,144	28,108
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.10%, 03/25/2009 (4)	Aaa/AAA	300,701	296,624
Strats-FHLB,
3.09%, 08/15/2019 (1)(2)(6)(7)	Aaa/AAA	2,150,000	1,964,885
Vanderbilt Mortgage Finance:
Series 2002-B, Class B1, 5.85%, 04/07/2018	Baa2/BBB	550,000	549,230
Series 1996-A, Class A5, 7.425%, 05/07/2026	Aaa/AAA	27,612	27,723
Washington Mutual,
Series 2003-AR3, Class B1, 4.78%, 04/25/2033	Aaa/AAA	184,513	184,947
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.736%, 12/25/2033	Aaa/AAA	1,011,397	987,496
Series 2004-O, Class A1, 4.8967%, 08/25/2034	Aaa/AAA	5,325,131	5,204,016
Series 2004-E, Class A1, 4.911%, 11/25/2039	Aaa/AAA	373,407	367,347
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4, 6.98%, 12/26/2008	Aaa/AAA	96,081	97,449
			27,406,174

Collateralized Debt Obligations 1.98%
Anthracite CDO, Ltd.,
Series 2004-1A, Class G, 8.27%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	506,700

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Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Archstone,
Series 2005-C1, 7.44%, 03/20/2010 (1)(2)(7)	NR/A	1,300,000	$1,339,000
Crest Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)	Ba3/BB-	800,000	483,200
Crest Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)	Ba3/BB	620,174	349,716
Crest Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba2/BB	750,000	707,175
Fairfield Street Solar,Class F,
10.235%, 12/28/2014 (1)(2)(4)(6)(7)	NR/BB-	1,000,000	1,009,600
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.00%, 12/04/2012 (1)(3)(4)(7)	NR/NR	150,000	132,187
N-Star Real Estate CDO Ltd.,
Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB	600,000	601,560
Preferred CPO Ltd.,
10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,000,000	1,080,469
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.907%, 07/03/2012 (1)(3)(4)(7)	NR/NR	250,000	139,838
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.00%, 07/03/2013 (1)(3)(4)(7)	NR/NR	350,000	272,597
Preferred Term Securities XI B-3 Ltd.,
Subordinate Income Notes,
5.30%, 09/24/2008 (1)(2)(4)(7)	A2/NR	500,000	500,145
Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.00%, 10/03/2013 (1)(3)(4)(7)	NR/NR	350,000	283,868
Preferred Term Securities XII Ltd.,
Subordinate Income Notes,
19.00%, 12/24/2013 (1)(3)(4)(7)	NR/NR	500,000	449,163
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes,
18.00%, 03/24/2014 (1)(3)(4)(7)	NR/NR	500,000	430,050
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes,
17.50%, 06/17/2014 (1)(3)(4)(7)	NR/NR	500,000	423,625

108	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Regional Diversified Funding:
Series 2004-1, 16.80%, 02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	$385,000
Series 2005-1, 14.10%, 03/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	697,500
River North CDO Ltd.,
Series 2005-1A, 12.50%,
02/06/2014 (1)(3)(4)(6)(7)	Ba3	800,000	760,000
Soloso Bank Pref,
12.50%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	720,000
TIAA Real Estate CDO Ltd.,
Series 2003-1A, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	255,200
Tricadia:
Series 2003-1, Class PS,
17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	235,000
Series 2004-2A, Class C,
9.067%, 12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	491,346	488,889
Tropic:
Series 2003-1A, Class PS,
12.85%, 10/15/2013 (1)(3)(4)(7)	NR/NR	1,000,000	705,000
Series 2004-1A, Class PS,
16.50%, 04/15/2014 (1)(3)(4)(6)(7)	NR/NR	1,000,000	850,000
			13,805,482

Collateralized Mortgage Obligations 0.19%
Banc of America Mortgage Securities, Inc.:
Series 2005-2, Class 1A12, 5.50%, 03/25/2035	NR/AAA	342,252	340,482
Series 2005-8, Class A14, 5.50%, 09/25/2035	Aa1/AAA	1,000,000	976,020
			1,316,502

Commercial Mortgage-Backed Securities 1.04%
Global Signal Trust:
Series 2004-2A, Class G,
7.113%, 12/15/2014 (1)(4)(6)	Ba2/BB-	1,225,000	1,211,266
Series 2006-1, Class E,
6.495%, 02/15/2036 (1)(4)	Baa3/NR	1,000,000	1,017,930
SBA CMBS Trust:
5.314%, 11/15/2036 (1)	Aaa/NR	1,250,000	1,264,824
5.559%, 11/15/2036 (1)	A2/NR	3,300,000	3,344,623
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	392,059	447,104
			7,285,747

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Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Agency Mortgage-Backed Securities 21.14%
FHARM:
Pool #781804, 5.076%, 07/01/2034 (2)		3,505,670	$3,464,265
Pool #781811, 5.115%, 07/01/2034 (2)		1,753,298	1,734,299
Pool #781958, 5.09%, 09/01/2034 (2)		4,479,386	4,428,581
FHLMC:
Gold Pool #G00336, 6.00%, 10/01/2024		272,074	276,328
Gold Pool #G08061, 5.50%, 06/01/2035		1,879,810	1,875,082
Gold Pool #G01960, 5.00%, 12/01/2035		8,606,763	8,417,044
Gold Pool #A41748, 5.00%, 01/01/2036		11,524,437	11,270,404
Gold Pool #A42128, 5.50%, 01/01/2036		18,805,329	18,758,034
Gold Pool #G02064, 5.00%, 02/01/2036		14,338,156	14,022,100
FNMA:
Pool #356801, 6.00%, 12/01/2008		6,786	6,785
Pool #303845, 7.00%, 05/01/2011		45,324	46,392
Pool #703703, 5.052%, 01/01/2033 (2)		143,616	143,425
Pool #555717, 4.37%, 08/01/2033 (2)		361,106	353,663
Pool #779610, 4.994%, 06/01/2034 (2)		436,771	427,109
Pool #725705, 5.00%, 08/01/2034		3,594,459	3,519,313
Pool #809894, 4.949%, 03/01/2035 (2)		2,662,550	2,645,488
Pool #809893, 5.097%, 03/01/2035 (2)		2,396,277	2,387,310
Pool #255706, 5.50%, 05/01/2035		21,537,947	21,476,886
Pool #836496, 5.00%, 10/01/2035		17,785,017	17,385,744
Pool #735897, 5.50%, 10/01/2035		11,095,936	11,064,479
Pool #850582, 5.50%, 01/01/2036		6,586,246	6,567,574
GNMA:
Pool #780019, 9.50%, 12/15/2009 (2)		57,881	59,704
Pool #550656, 5.00%, 09/15/2035		2,762,711	2,719,707
Pool #609003, 5.00%, 08/15/2036		9,436,560	9,288,094
Pool #658056, 5.00%, 08/15/2036		4,825,063	4,749,151
Pool #658568, 5.00%, 08/15/2036		336,586	331,291
			147,418,252
Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $196,862,017)			197,232,157

U.S. Government & Agency Obligations 15.07%
FHLB, 5.125%, 11/18/2013	Aaa/AAA	75,000	74,415
FNMA:
4.96%, 02/17/2009 (2)	Aaa/AAA	2,000,000	1,951,600
8.20%, 03/10/2016	Aaa/AAA	55,000	69,105

110	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

6.78%, 12/28/2016	Aaa/AAA	70,000	$70,070
6.50%, 04/24/2017	Aaa/AAA	70,000	70,131
U.S. Treasury Bond,
6.00%, 02/15/2026		9,500,000	11,089,768
U.S. Treasury Notes:
4.375%, 12/31/2007		28,000,000	27,868,764
3.375%, 11/15/2008		10,000,000	9,775,400
4.25%, 01/15/2011		16,500,000	16,378,197
3.625%, 05/15/2013		200,000	191,195
4.00%, 02/15/2015		29,000,000	28,115,297
U.S. Treasury Strip Bond,
0.00%, 11/15/2018 **		16,200,000	9,394,429
Total U.S. Government & Agency Obligations
(Cost $103,238,550)			105,048,371

		Shares	Market Value

Money Market Mutual Funds 6.27%
Goldman Sachs Financial Square
Prime Obligations Fund - FST Shares		34,679,468	34,679,468
Morgan Stanley Institutional Liquidity Funds Prime Portfolio		9,064,906	9,064,906

Total Money Market Mutual Funds
(Cost $43,744,374)			43,744,374
Total Investments
(Cost $697,290,565)		100.67%	702,046,190
Liabilities in Excess of Other Assets		(0.67)%	(4,664,673)
Net Assets		100.00%	$697,381,517
See Notes to Statement of Investments on page 121

1-800-392-CORE (2673) ■ www.westcore.com	111

Westcore Colorado Tax-Exempt Fund

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Certificates of Participation 4.39%
Colorado State Certificate of Participation
UCDHSC Fitzsimons Academic,
5.00% 11/01/2018, Optional 11/01/2015 MBIA	Aaa/AAA	700,000	$760,732
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012,
Prerefunded 12/15/2007 @ 101.00, MBIA	Aaa/AAA	500,000	513,055
Larimer County, Certificate of Participation,
Courthouse & Jail
Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime
@ 100.00, FSA	Aaa/AAA	500,000	511,340
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013
@ 100.00, AMBAC	Aaa/AAA	150,000	159,732
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA	Aaa/AAA	510,000	521,256
Total Certificates of Participation
(Cost $2,398,123)			2,466,115

General Obligation Bonds 42.22%
County-City-Special District-School District 42.22%
Adams County School District 12, Series A:
5.00%, 12/15/2020, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	533,820
5.00%, 12/15/2021, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	200,000	216,038
Adams & Arapahoe Counties
Joint School District 28J,
5.35%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	294,676
School District 27J:
5.50%. 12/01/2016, Prerefunded 12/01/2006
@ 101.00, FGIC	Aaa/AAA	550,000	555,500
4.75%. 12/01/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	500,000	534,240

112	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016
@ 67.784, FGIC	Aaa/AAA	2,385,000	$1,032,657
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	500,000	501,700
Eagle Bend, District No. 2,
4.50%, 12/01/2025 Optional 12/01/2015
@ 100, RADIAN	NR/AA	400,000	410,412
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006
@ 100.00, AMBAC	Aaa/NR	95,000	95,000
5.20%, 12/01/2015, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/NR	5,000	5,042
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011,
@ 100.00, AMBAC	AAA/NR	125,000	132,108
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010
@ 100.00	AA1/AA+	500,000	534,595
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC	Aaa/AAA	1,000,000	1,023,620
5.125%, 12/01/2017, Optional 12/01/2009
@ 100.00	Aa3/AA	300,000	312,768
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/AAA	100,000	100,076
City & County of Denver
Board Water Commissioners,
5.50%, 10/01/2011	Aa1/AA+	250,000	271,535
City & County of Denver, School District No. 1, Series A:
5.00%, 12/01/2017, Optional 12/01/2014
@ 100.00, FGIC	Aaa/AAA	500,000	544,600
5.50%, 12/01/2022, FGIC	Aaa/AAA	500,000	599,150
Clear Creek County School District Re-1:
4.30%, 12/01/2013, Optional 12/01/2012
@ 100.00, FSA	NR/AAA	125,000	130,086

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Westcore Colorado Tax-Exempt Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Denver West Metropolitan District:
4.05%, 12/01/2013	NR/BBB	500,000	$494,600
4.25%, 12/01/2016, Optional 12/01/2015
@ 100.00	NR/BBB	140,000	141,040
Douglas & Elbert Counties
School District Re-1:
5.25%, 12/15/2016, Prerefunded
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	539,535
5.25%, 12/15/2017, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,079,070
Eagle, Garfield & Routt Counties
School District Re-50J:
5.25%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC	Aaa/AAA	290,000	306,643
5.25%, 12/01/2015, Prerefunded
12/01/2009 @ 101.00, FGIC	Aaa/AAA	710,000	751,578
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	266,060
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA	Aaa/NR	250,000	265,107
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012
@ 100.00	Aa1/NR	1,000,000	1,071,850
Evergreen Park & Recreation District,
5.25%, 12/01/2017, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	115,000	122,387
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1,
5.00%, 12/15/2020, Optional
12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	540,815
Jefferson County School
District R-1:
5.25%, 12/15/2011, Prerefunded
12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	782,760
5.00%, 12/15/2018, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	800,000	869,336
5.00%, 12/15/2024, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	1,000,000	1,076,610
La Plata County School District 9-R,
5.25%,11/01/2020, Prerefunded 11/01/2012
@100.00, MBIA	Aaa/NR	125,000	136,366

114	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008	Aa3/AA-	500,000	$519,305
5.00%, 12/15/2016, Optional 12/15/2008
@ 100.00, FSA	NR/AAA	700,000	719,271
6.00%, 12/15/2017, Prerefunded 12/15/2010
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,092,760
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J,
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	509,880
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006
@ 101.00, MBIA	Aaa/AAA	500,000	505,000
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	AAA/NR	500,000	539,935
5.00% 12/01/2022, Optional 12/01/2014
@ 100.00, MBIA	AAA/NR	300,000	323,745
5.00%, 12/01/2024, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	565,000	610,127
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	340,000	359,893
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	150,000	158,040
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	228,141
5.00%, 12/01/2015, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	165,000	175,695
San Miguel County School District R-1,
5.20%, 12/01/2006, Escrowed to Maturity	Aaa/AAA	160,000	160,000
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008
@ 100.00, FGIC	Aaa/AAA	250,000	257,178
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011
@ 100.00, MBIA	Aaa/NR	750,000	797,910
5.45%, 12/01/2016, Prerefunded 12/01/2006
@ 100.00, MBIA	Aaa/AAA	500,000	500,000
Total General Obligation Bonds
(Cost $23,094,546)			23,728,260

1-800-392-CORE (2673) ■ www.westcore.com	115

Westcore Colorado Tax-Exempt Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Revenue Bonds 50.48%
Special Tax 38.11%
Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Prerefunded 11/01/2009
@ 100.00	NR/NR	120,000	$124,625
Aurora Colorado Golf Course Enterprise:
4.125% 12/01/2013	Baa2/NR	110,000	108,653
4.250%, 12/01/2014	Baa2/NR	125,000	123,665
4.375% 12/01/2015	Baa2/NR	125,000	124,311
Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/NR	500,000	542,190
City and County of Denver Airport Series A Revenue:
5.00%, 11/15/2018, Optional 11/15/2015
@ 100.00, XLCA	Aaa/AAA	1,000,000	1,085,510
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015
@ 100.00	Aa3/AA-	500,000	504,415
Colorado Department of Transportation,
4.20%, 06/15/2009, MBIA	Aaa/AAA	225,000	228,614
Colorado Educational & Cultural Facilities Authority:
6.00% , 12/1/2016, Optional 12/01/2010
@ 100.00, RADIAN	NR/AA	125,000	135,330
5.00%, 03/01/2018, Optional 09/01/2015
@100.00, FGIC	Aaa/AAA	500,000	544,620
5.00%, 06/01/2020, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	200,000	209,734
5.00%, 12/01/2021, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	150,000	157,900
5.00%, 12/15/2021, Optional 12/15/2015
@100.00, MORAL OBLG	NR/A	180,000	189,709
5.125%, 09/15/2025, Optional 09/15/2015
@ 100.00, XLCA	Aaa/AAA	500,000	544,355
4.625%, 12/15/2028, Optional 12/15/2015
@ 100.00, MORAL OBLG	NR/A	250,000	251,470
Colorado Health Facilities Authority Revenue,
Covenant Retirement Comunities Inc.,
5.25%, 12/01/2025, Optional 12/01/2015
@ 100.00	NR/BBB	500,000	525,090
Colorado Health, Facilities Authority,
Poudre Valley Health, Series A:

116	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
5.625%, 12/01/2019, Optional 12/01/2009
@ 101.00, FSA	Aaa/NR	500,000	$533,820
5.00%, 03/01/2025, Optional 03/01/2015
@ 100.00	Baa2/BBB	1,000,000	1,038,920
Colorado Health Facilities Authority Revenue,
Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009
@ 101.00	NR/NR	90,000	94,180
Colorado Health Facilities Authority Revenue,
Park View Medical Center:
5.00%, 09/01/2010	A3/NR	205,000	211,466
5.00%, 09/01/2011	A3/NR	210,000	217,228
5.00%, 09/01/2020, Optional 09/15/2015
@ 100.00	A3/NR	450,000	474,395
Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives,
5.25%, 09/01/2021, Optional 09/01/2011
@ 100.00	Aa2/AA	500,000	536,295
Colorado Health Facilities Authority Revenue,
Vail Valley Medical Center:
5.00%, 01/15/2010	NR/BBB+	200,000	206,202
5.00%, 01/15/2020, Optional 01/15/2015
@ 100.00	NR/BBB+	440,000	462,114
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran,
5.25%, 06/01/2020, Optional 06/01/2016
@100.00	A3/A-	500,000	541,145
5.25%, 06/01/2023, Optional 06/01/2016
@100.00	A3/A-	400,000	430,320
Colorado Health Facilities Authority Revenue,
Adventist Sunbelt,
5.125%, 11/15/2020, Optional 11/15/2016
@100.00	A2/A+	500,000	539,800
Colorado School of Mines Auxilary Facility
Revenue Enterprise,
5.25%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	505,000	547,829
Colorado State College Board of Trustees,
Auxilary Facilities System - Enterprise Revenue Bonds,
5.00% ,05/15/2022, Optional 5/15/2013
@, MBIA	Aaa/AAA	660,000	702,940
Colorado State Board of Governors University -
Eneterprise Revenue Bonds

1-800-392-CORE (2673) ■ www.westcore.com	117

Westcore Colorado Tax-Exempt Fund (continued)
	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
5.00%, 12/01/2020, Optional 12/01/2015
@ 100.00, XCLA	Aaa/AAA	500,000	$540,970
Denver City & County Excise Tax,
5.25%, 09/01/2008, FSA	Aaa/AAA	500,000	514,525
Denver City & County Golf Enterprise:
5.00%, 09/01/2018, Optional 09/01/2016
@ 100.00	Baa2/NA	350,000	362,813
5.00%, 09/01/2019, Optional 09/01/2016
@ 100.00	Baa2/NA	500,000	516,715
Douglas County Sales & Use Tax Open Space,
6.00%, 10/15/2009, FSA	Aaa/AAA	500,000	533,305
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009
@ 100.00, FGIC	Aaa/AAA	200,000	210,908
Grand Junction Leasing:
5.00%, 06/15/2020, Optional 06/15/2016
@ 100.00, MBIA (8)	Aaa/AAA	390,000	426,789
5.00%, 06/15/2023, Optional 06/15/2016
@ 100.00, MBIA (8)	Aaa/AAA	390,000	423,540
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008
@ 100.00, MBIA	Aaa/AAA	250,000	255,765
5.15%, 10/01/2015, Optional 10/01/2010
@ 100.00, MBIA	Aaa/AAA	500,000	529,065
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	500,000	520,255
5.00%, 11/01/2019, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	100,000	103,882
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010
@ 100.00	NR/AA	300,000	321,807
Northwest Parkway Public Highway Authority Revenue,
Zero coupon until 06/15/2011, Convertible
to 5.80% until 06/15/2025,
Optional 06/15/2016 @100.00, FSA	Aaa/AAA	960,000	886,560
Superior Open Space Sales & Use Tax:
4.625%, 06/01/2015	NA/A-	100,000	103,008
4.75%, 06/01/2017, Optional 06/01/2016
@ 100.00	NA/A-	325,000	336,551
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,

118	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
5.25%, 09/01/2016, Optional 09/01/2011
@ 100.00, FSA	Aaa/AAA	500,000	$537,200
University of Colorado Hospital Autority:
5.60%, 11/15/2031, Optional 11/15/2011
@100.00	Baa1/NR	445,000	469,697
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00	Aa3/AA-	150,000	159,314
University of Colorado Enterprise Systems Revenue Series B:
5.00%, 06/01/2024, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	150,000	159,999
5.00%, 06/01/2026, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	750,000	808,568
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	500,000	528,560
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011
@ 100.00	NR/AA	220,000	233,847
			21,420,488
Other 0.38%
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011
@ 100.00, MBIA	Aaa/AAA	200,000	209,864

Utility 11.99%
Arkansas River Power Authority,
5.875%, 10/01/2026, SF 10/01/2022 XLCA	Aaa/AAA	1,000,000	1,230,800
Boulder County Water & Sewer:
5.50%, 12/01/2011, Prerefunded 12/01/2006
@ 100.00	Aa2/AA+	500,000	500,000
5.30%, 12/01/2012, Optional 12/01/2010
@ 100.00	Aa2/AA+	125,000	133,500
Broomfield Water Activity Enterprise:
5.50%, 12/01/2018, Optional 12/01/2010
@ 101.00, MBIA	Aaa/NR	500,000	539,150
4.75%, 12/01/2022, Optional 12/01/2012
@ 100.00, MBIA	AAA/NR	125,000	130,625

Colorado Water Reservior & Power Development Authority,
5.00%, 09/01/2026, Optional 09/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	536,060

1-800-392-CORE (2673) ■ www.westcore.com	119

Westcore Colorado Tax-Exempt Fund (continued)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Colorado Water Resources & Power Development Authority,
Drinking Water,
5.00%, 09/01/2017, Optional 09/01/2012
@ 100.00	Aaa/AAA	500,000	$534,905
Colorado Water Resources & Power Development Authority,
Small Water Resources,
5.70%, 11/01/2015, Optional 11/01/2010
@ 100.00, FGIC	Aaa/AAA	500,000	538,295
Colorado Water Resources & Power Development Authority,
Waste Water Revolving Fund,
5.50%, 09/01/2019	Aa1/AA	500,000	587,390
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	263,452
Fort Collins, Larimer County
Water Utility Enterprise,
4.25%, 12/01/2009, Optional
12/01/2008 @ 100.00, FSA	Aaa/AAA	500,000	506,855
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013
@ 100.00, FSA	Aaa/NR	150,000	159,498
Municipal Subdistrict, Northern Colorado Water Conservancy District,
5.25%, 12/01/2015, Optional 12/01/2007
@ 101.00, AMBAC	Aaa/AAA	250,000	256,680
Pueblo Colorado Board Waterworks:
5.25%, 11/01/2009, FSA	Aaa/AAA	120,000	125,648
5.10%, 01/01/2019, Optional 01/01/2009
@ 102.00, AMBAC	Aaa/AAA	150,000	156,897
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	539,935
			6,739,690
Total Revenue Bonds
(Cost $27,435,272)			28,370,042

120	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Colorado Tax-Exempt Fund (continued)
	Bond Rating
	Moody's/S&P	Shares	Market Value
Money Maket Mutual Funds 2.75%
Goldman Sachs Financial Square
Tax-Free Fund-FST Shares		714,798	$714,798

Total Money Market Mutual Funds
(Cost $714,798)			714,798
Total Investments
(Cost $53,642,739)	99.84%		55,279,215
Other Assets in Excess of Liabilities	0.16%		924,189
Net Assets	100.00%		$56,203,404

Notes to Statements of Investments

** Non-income producing security
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 6 to the Notes to
Financial Statements
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)	This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.
(4)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments
(5)	Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7)	This security is considered illiquid by the investment adviser. See Note 6 to the Notes to Financial Statements.
(8)	When-Issued Security. Cash equivalents are segregated equal to the purchase price.
(9)	Subsequent to the Fund's investment in this security of this issuer, the Fund became aware of an investment made by that issuer which raised questions about compliance with one of the Fund's fundamental investment limitations. The investment adviser has agreed to take necessary actions to address this investment, which may include disposing of the security.

1-800-392-CORE (2673) ■ www.westcore.com	121

Westcore Equity Funds
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Assets
Investments at value (cost - see below)	$186,632,149	$275,103,803
- see accompanying statements
Receivable for investment securities sold	7,965,528	896,057
Dividends and interest receivable	269,239	579,057
Receivable for fund shares subscribed	53,198	162,761
Investment for trustee deferred compensation plan	319,252	19,852
Prepaid and other assets	17,236	21,434
Total Assets	195,256,602	276,782,964

Liabilities
Payable for investment securities purchased	3,702,265	824,072
Payable for fund shares redeemed	25,431	199,084
Payable for investment advisory fee	100,713	145,947
Payable for administration fee	29,504	42,653
Reimbursement for shareholder servicing	8,015	19,323
Payable for trustee deferred compensation plan	319,252	19,852
Other payables	65,191	56,321
Total Liabilities	4,250,371	1,307,252
Net Assets	$191,006,231	$275,475,712
Composition of Net Assets
Paid-in capital	$117,499,780	$229,575,961
(Over)/Undistributed net investment income	(693,911)	(111,837)
Accumulated net realized gain / (loss) on
investments and foreign currency transactions	29,854,571	(2,110,319)
Net unrealized appreciation / (depreciation) on
investments and translation of assets and liabilities
denominated in foreign currencies	44,345,791	48,121,907

Net Assets	$191,006,231	$275,475,712

Net Asset Value Per Share
Net assets	$191,006,231	$275,475,712
Shares of beneficial interest outstanding	21,825,508	20,527,128
Net asset value per share	$8.75	$13.42
Cost of Investments	$142,286,358	$226,981,896

See Notes to Financial Statements

122	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Equity Funds (continued)
	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
Assets
Investments at value (cost - see below)	$22,246,655	$36,753,499
- see accompanying statements
Receivable for investment securities sold	0	1,621,697
Dividends and interest receivable	16,929	61,386
Receivable for fund shares subscribed	84,683	237,547
Unrealized gain on foreign currency contract	0	86
Investment for trustee deferred compensation plan	6,926	5,994
Prepaid and other assets	17,873	16,263

Total Assets	22,373,066	38,696,472

Liabilities
Payable to custodian	0	600,137
Payable for fund shares redeemed	33,063	11,604
Unrealized loss on foreign currency contract	0	7,180
Payable for investment advisory fee	5,986	3,482
Payable for administration fee	3,060	5,014
Reimbursement for shareholder servicing	1,374	2,175
Payable for trustee deferred compensation plan	6,926	5,994
Other payables	15,656	26,966

Total Liabilities	66,065	662,552

Net Assets	$22,307,001	$38,033,920

Composition of Net Assets
Paid-in capital	$21,427,501	$37,953,580
(Over)/Undistributed net investment income	(25,834)	370,866
Accumulated net realized gain / (loss) on investments
and foreign currency transactions	(696,864)	(3,506,049)
Net unrealized appreciation / (depreciation) on investments and
translation of assets and liabilities denominated in foreign currencies	1,602,198	3,215,523
Net Assets	$22,307,001	$38,033,920

Net Asset Value Per Share
Net assets	$22,307,001	$38,033,920
Shares of beneficial interest outstanding	1,344,668	2,719,431

Net asset value per share	$16.59	$13.99
Cost of Investments	$20,644,457	$33,522,384
See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	123

Westcore Equity Funds (continued)
	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
Assets
Investments at value (cost - see below)	$64,951,241	$85,053,024
- see accompanying statements
Receivable for investment securities sold	1,432,472	1,328,518
Dividends and interest receivable	78,365	112,800
Receivable for fund shares subscribed	7,533	98,517
Investment for trustee deferred compensation plan	35,826	3,064
Prepaid and other assets	11,312	22,358
Total Assets	66,516,749	86,618,281

Liabilities
Payable for investment securities purchased	430,569	0
Payable for fund shares redeemed	0	51,478
Payable for investment advisory fee	35,156	52,104
Payable for administration fee	10,299	13,191
Reimbursement for shareholder servicing	1,499	5,266
Payable for trustee deferred compensation plan	35,826	3,064
Other payables	34,265	25,694
Total Liabilities	547,614	150,797
Net Assets	$65,969,135	$86,467,484

Composition of Net Assets
Paid-in capital	$47,621,447	$71,145,783
(Over)/Undistributed net investment income	355,733	287,456
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	3,139,639	1,341,467
Net unrealized appreciation / (depreciation) on
investments and translation of assets and liabilities
denominated in foreign currencies	14,852,316	13,692,778
Net Assets	$65,969,135	$86,467,484

Net Asset Value Per Share
Net assets	$65,969,135	$86,467,484
Shares of beneficial interest outstanding	4,639,465	4,157,478

Net asset value per share	$14.22	$20.80
Cost of Investments	$50,098,925	$71,360,246

See Notes to Financial Statements

124	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Equity Funds (continued)
	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
Assets
Investments at value (cost - see below)	$24,756,080	$57,225,597
- see accompanying statements
Receivable for investment securities sold	77,055	0
Dividends and interest receivable	13,369	87,576
Receivable for fund shares subscribed	7,204	608,724
Investment for trustee deferred compensation plan	32,025	299
Prepaid and other assets	16,060	15,142
Total Assets	24,901,793	57,937,338

Liabilities
Payable for investment securities purchased	578,283	2,071,206
Payable for fund shares redeemed	0	2,500
Payable for investment advisory fee	9,993	32,983
Payable for administration fee	3,442	7,921
Reimbursement for shareholder servicing	923	3,283
Payable for trustee deferred compensation plan	32,025	299
Other payables	15,001	17,781
Total Liabilities	639,667	2,135,973

Net Assets	$24,262,126	$55,801,365

Composition of Net Assets
Paid-in capital	$17,130,061	$46,601,252
(Over)/Undistributed net investment income	(60,378)	397,423
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	2,172,617	(61,538)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	5,019,826	8,864,228
Net Assets	$24,262,126	$55,801,365

Net Asset Value Per Share
Net assets	$24,262,126	$55,801,365
Shares of beneficial interest outstanding	611,930	4,406,440
Net asset value per share	$39.65	$12.66
Cost of Investments	$19,736,254	$48,361,369

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	125

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund

Assets
Investments at value (cost - see below)	$254,195,912	$702,046,190	$55,279,215
- see accompanying statements
Cash and cash equivalents	0	0	837,650
Dividends and interest receivable	3,328,375	8,589,587	923,865
Receivable for fund shares subscribed	294,486	1,486,635	20,119
Investment for trustee deferred compensation plan	16,896	42,399	22,978
Prepaid and other assets	76,829	43,875	7,480

Total Assets	257,912,498	712,208,686	57,091,307

Liabilities
Payable for investment securities purchased	0	12,164,919	837,561
Payable for fund shares redeemed	315,800	2,240,417	0
Payable for investment advisory fee	66,961	67,623	3,270
Payable for administration fee	37,768	95,330	7,785
Reimbursement for shareholder servicing	18,062	40,881	2,944
Payable for trustee deferred compensation plan	16,896	42,399	22,978
Other payables	114,992	175,600	13,365
Total Liabilities	570,479	14,827,169	887,903

Net Assets	$257,342,019	$697,381,517	$56,203,404

Composition of Net Assets
Paid-in capital	$250,691,217	$694,113,275	$54,599,233
(Over)/Undistributed net investment income	501,306	(20,600)	(15,383)
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(973,764)	(1,466,783)	(16,922)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	7,123,260	4,755,625	1,636,476

Net Assets	$257,342,019	$697,381,517	$56,203,404

Net Asset Value Per Share
Net assets	$257,342,019	$697,381,517	$56,203,404
Shares of beneficial interest outstanding	24,792,238	65,624,407	5,001,721
Net asset value per share	$10.38	$10.63	$11.24
Cost of Investments	$247,072,652	$693,290,565	$53,642,739

See Notes to Financial Statements

126	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2006
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Investment Income
Dividends (net of foreign withholding taxes of
$285 and $36 for Midco Growth and
Growth Fund, respectively)	$520,075	$1,162,187
Interest	171,158	177,009
Total Income	691,233	1,339,196

Expenses
Investment advisory fee	606,861	829,821
Administrative fee	186,941	255,334
Shareholder servicing reimbursement	48,509	109,013
Transfer agent fees	38,778	43,744
Fund accounting fees and expenses	28,992	39,215
Legal fees	5,215	7,033
Printing fees	30,860	49,125
Registration fees	13,214	18,348
Audit fees	16,974	17,224
Custodian fees	9,599	10,237
Insurance	4,036	5,309
Trustee fees and expenses	9,534	12,715
Chief compliance officer fee	4,751	6,470
Shareholder meeting expenses	7,551	19,100
Other	4,599	8,415

Total expenses before waivers	1,016,414	1,431,103
Expenses waived by:
Investment adviser	0	0
Administrator	0	0

Net Expenses	1,016,414	1,431,103

Net Investment Income/(Loss)	(325,181)	(91,907)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	12,667,736	(1,901,468)
Foreign currency transactions	0	0
Net realized gain/(loss)	12,667,736	(1,901,468)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,413,225	18,969,749
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	4,413,225	18,969,749
Net Realized And Unrealized Gain/(Loss)	17,080,961	17,068,281

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$16,755,780	$16,976,374

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	127

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2006
	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Investment Income
Dividends (net of foreign withholding taxes of
$38,269 for International Frontier Fund)	$23,484	$303,610
Interest	37,516	37,865

Total Income	61,000	341,475

Expenses
Investment advisory fee	43,640	214,119
Administrative fee	13,334	35,700
Shareholder servicing reimbursement	4,835	12,509
Transfer agent fees	8,124	11,437
Fund accounting fees and expenses	15,373	22,880
Legal fees	274	1,193
Printing fees	1,367	6,566
Registration fees	6,771	9,089
Audit fees	7,662	9,765
Custodian fees	1,092	80,947
Insurance	184	822
Trustee fees and expenses	456	2,108
Chief compliance officer fee	328	904
Shareholder meeting expenses	1,486	2,589
Other	130	743

Total expenses before waivers	105,056	411,371

Expenses waived by:
Investment adviser	(26,187)	(139,932)
Administrator	(1,157)	(3,790)

Net Expenses	77,712	267,649

Net Investment Income/(Loss)	(16,712)	73,826

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	882,828	3,656,527
Foreign currency transactions	0	968,457
Net realized gain/(loss)	882,828	4,624,984
Net change in unrealized appreciation/(depreciation) on:
Investments	515,916	(2,592,480)
Translation of assets and liabilities
denominated in foreign currencies	0	(469,631)
Net change	515,916	(3,062,111)
Net Realized And Unrealized Gain/(Loss)	1,398,744	1,562,873

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$1,382,032	$1,636,699

See Notes to Financial Statements

128	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2006
	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund

Investment Income
Dividends (net of foreign withholding taxes of $1,748 and $1,747
for Blue Chip and Mid-Cap Value Fund, respectively)	$468,677	$559,060
Interest	31,209	61,698
Total Income	499,886	620,758

Expenses
Investment advisory fee	207,437	283,343
Administrative fee	63,867	75,493
Shareholder servicing reimbursement	7,893	27,777
Transfer agent fees	12,802	13,907
Fund accounting fees and expenses	16,105	16,105
Legal fees	1,739	2,204
Printing fees	7,736	11,979
Registration fees	7,846	8,621
Audit fees	11,219	11,124
Custodian fees	3,114	6,880
Insurance	1,285	1,372
Trustee fees and expenses	3,119	3,766
Chief compliance officer fee	1,623	1,907
Shareholder meeting expenses	1,000	7,246
Other	23	1,478
Total expenses before waivers	346,808	473,202
Expenses waived by:
Investment adviser	0	(1,147)
Administrator	0	(46)
Net Expenses	346,808	472,009

Net Investment Income/(Loss)	153,078	148,749

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	1,060,056	1,423,760
Foreign currency transactions	0	0
Net realized gain/(loss)	1,060,056	1,423,760
Net change in unrealized appreciation/(depreciation) on:
Investments	3,420,229	5,662,812
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	3,420,229	5,662,812
Net Realized And Unrealized Gain/(Loss)	4,480,285	7,086,572

Net Increase/(Decrease) In Net Assets
Resulting From Operations	$4,633,363	$7,235,321

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2006
	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
Investment Income
Dividends	$95,424	$508,614
Interest	17,162	45,361
Total Income	112,586	553,975

Expenses
Investment advisory fee	108,096	219,371
Administrative fee	21,606	43,758
Shareholder servicing reimbursement	5,262	16,763
Transfer agent fees	12,437	7,049
Fund accounting fees and expenses	16,012	15,832
Legal fees	549	1,094
Printing fees	3,007	6,208
Registration fees	7,868	9,009
Audit fees	9,671	9,574
Custodian fees	2,297	3,106
Insurance	555	822
Trustee fees and expenses	1,103	2,105
Chief compliance officer fee	546	1,101
Shareholder meeting expenses	1,353	2,499
Other	458	722
Total expenses before waivers	190,820	339,013
Expenses waived by:
Investment adviser	(48,786)	(52,226)
Administrator	(1,509)	(1,617)
Net Expenses	140,525	285,170
Net Investment Income/(Loss)	(27,939)	268,805

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	1,103,827	(96,166)
Foreign currency transactions	0	0
Net realized gain/(loss)	1,103,827	(96,166)
Net change in unrealized appreciation/(depreciation) on:
Investments	987,934	6,255,170
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	987,934	6,255,170
Net Realized And Unrealized Gain/(Loss)	2,091,761	6,159,004
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$2,063,822	$6,427,809

See Notes to Financial Statements

130	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Bond Funds
For the Six Months Ended November 30, 2006
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
Investment Income
Dividends (net of foreign witholding taxes of
$7,040 for Flexible Income Fund)	$2,184,645	$620,319	$0
Interest	5,679,375	16,205,887	1,258,740
Total Income	7,864,020	16,826,206	1,258,740

Expenses
Investment advisory fee	448,891	1,255,989	139,016
Administrative fee	198,933	556,785	55,672
Shareholder servicing reimbursement	86,819	202,444	17,860
Transfer agent fees	48,564	97,532	8,847
Fund accounting fees and expenses	40,351	104,296	22,289
Legal fees	4,759	14,938	1,275
Printing fees	26,930	87,342	7,735
Registration fees	14,826	21,338	1,184
Audit fees	13,860	18,775	10,649
Custodian fees	6,588	14,790	2,379
Insurance	3,767	10,341	1,007
Trustee fees and expenses	8,713	25,550	2,184
Chief compliance officer fee	4,965	13,990	1,415
Shareholder meeting expenses	20,868	45,380	880
Other	3,187	10,422	1,336
Total expenses before waivers	932,021	2,479,912	273,728
Expenses waived by:
Investment adviser	(79,758)	(895,569)	(88,482)
Administrator	(4,358)	(49,245)	(4,507)
Net Expenses	847,905	1,535,098	180,739
Net Investment Income/(Loss)	7,016,115	15,291,108	1,078,001

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	(797,512)	(779,549)	(15,838)
Foreign currency transactions	28,824	0	0
Net realized gain/(loss)	(768,688)	(779,549)	(15,838)
Net change in unrealized appreciation/(depreciation) on:
Investments	11,026,427	19,982,740	1,165,230
Translation of assets and liabilities
denominated in foreign currencies	0	0	0
Net change	11,026,427	19,982,740	1,165,230
Net Realized And Unrealized Gain/(Loss)	10,257,739	19,203,191	1,149,392
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$17,273,854	$34,494,299	$2,227,393

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore MIDCO Growth Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$(325,181)	$(655,364)
Net realized gain/(loss) from investment transactions	12,667,736	20,086,331
Change in unrealized net appreciation or depreciation
of investments	4,413,225	5,369,372
Net increase/(decrease) in net assets resulting from operations	16,755,780	24,800,339

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	(424,049)

Decrease in net assets from dividends and distributions	0	(424,049)

Beneficial Interest Transactions (Note 2)
Shares sold	6,940,726	38,456,076
Shares issued in reinvestment of dividends and distributions	0	397,781

	6,940,726	38,853,857
Shares redeemed	(26,338,563)	(52,673,277)

Net increase/(decrease) from beneficial interest transactions	(19,397,837)	(13,819,420)

Redemption fees	1,107	5,129

Net Increase/(Decrease) In Net Assets	(2,640,950)	10,561,999
Net Assets:
Beginning of period	193,647,181	183,085,182

End of period (including (over)/undistributed net investment
income of ($693,911) and ($368,730), respectively)	$191,006,231	$193,647,181

(1) Unaudited

See Notes to Financial Statements

132	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Growth Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$(91,907)	$(564,483)
Net realized gain/(loss) from investment transactions	(1,901,468)	370,713
Change in unrealized net appreciation or depreciation
of investments	18,969,749	14,921,019

Net increase/(decrease) in net assets resulting from operations	16,976,374	14,727,249

Dividends and Distributions
From net investment income	0	(56,298)
From net realized gain from investment transactions	0	(1,094,193)

Decrease in net assets from dividends and distributions	0	(1,150,491)

Beneficial Interest Transactions (Note 2)
Shares sold	47,597,739	104,649,686
Shares issued in reinvestment of dividends and distributions	0	1,099,948

	47,597,739	105,749,634
Shares redeemed	(44,461,783)	(43,706,125)

Net increase/(decrease) from beneficial interest transactions	3,135,956	62,043,509

Redemption fees	20,150	24,886

Net Increase/(Decrease) In Net Assets	20,132,480	75,645,153
Net Assets:
Beginning of period	255,343,232	179,698,079

End of period (including (over)/undistributed net investment
income of ($111,837) and ($19,930) respectively)	$275,475,712	$255,343,232

(1) Unaudited
See Notes to Financial Statements

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Westcore Select Fund
	Six Months Ended	Year Ended
	November 30, 2006 (1)	May 31, 2006
Operations
Net investment income/(loss)	$(16,712)	$(42,323)
Net realized gain/(loss) from investment transactions	882,828	1,998,795
Change in unrealized net appreciation or depreciation
of investments	515,916	(13,838)
Net increase/(decrease) in net assets resulting from operations	1,382,032	1,942,634

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	12,455,351	1,337,314
Shares issued in reinvestment of dividends and distributions	0	0
	12,455,351	1,337,314
Shares redeemed	(1,030,677)	(2,962,024)
Net increase/(decrease) from beneficial interest transactions	11,424,674	(1,624,710)
Redemption fees	1,767	1,209
Net Increase/(Decrease) In Net Assets	12,808,473	319,133

Net Assets:
Beginning of period	9,498,528	9,179,395
End of period (including (over)/undistributed net investment
income of ($23,334) and ($6,622), respectively)	$22,307,001	$9,498,528

(1) Unaudited
See Notes to Financial Statements

134	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore International Frontier Fund
	Six Months Ended	Year Ended
	November 30, 2006	May 31, 2006
Operations
Net investment income/(loss)	$73,826	$312,335
Net realized gain/(loss) from investments and foreign
currency transactions	4,624,984	2,961,454
Change in unrealized net appreciation or depreciation
of investments	(3,062,111)	3,064,673
Net increase/(decrease) in net assets resulting from operations	1,636,699	6,338,462

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	(64,646)
Decrease in net assets from dividends and distributions	0	(64,646)

Beneficial Interest Transactions (Note 2)
Shares sold	5,073,850	17,205,815
Shares issued in reinvestment of dividends and distributions	0	56,205
	5,073,850	17,262,020
Shares redeemed	(5,197,208)	(8,421,063)
Net increase/(decrease) from beneficial interest transactions	(123,358)	8,840,957
Redemption fees	3,653	5,521
Net Increase/(Decrease) In Net Assets	1,516,994	15,120,294
Net Assets:
Beginning of period	36,516,926	21,396,632
End of period (including (over)/undistributed net investment
income of $370,866 and $297,040, respectively)	$38,033,920	$36,516,926

(1) Unaudited

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	135

Westcore Blue Chip Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$153,078	$273,149
Net realized gain/(loss) from investment transactions	1,060,056	4,641,305
Change in unrealized net appreciation or depreciation
of investments	3,420,229	1,072,980
Net increase/(decrease) in net assets resulting from operations	4,633,363	5,987,434

Dividends And Distributions
From net investment income	0	(300,005)
From net realized gain from investment transactions	0	(4,500,076)
Decrease in net assets from dividends and distributions	0	(4,800,081)

Beneficial Interest Transactions (Note 2)
Shares sold	2,093,565	6,309,961
Shares issued in reinvestment of dividends and distributions	0	4,568,726

	2,093,565	10,878,687
Shares redeemed	(4,534,578)	(11,411,228)
Net increase/(decrease) from beneficial interest transactions	(2,441,013)	(532,541)
Redemption fees	1,496	2,273
Net Increase/(Decrease) In Net Assets	2,193,846	657,085
Net Assets:
Beginning of period	63,775,289	63,118,204
End of period (including (over)/undistributed net investment
income of $355,733 and $208,655, respectively)	$65,969,135	$63,775,289

(1) Unaudited

See Notes to Financial Statements

136	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Mid-Cap Value Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$148,749	$236,020
Net realized gain/(loss) from investment transactions	1,423,760	1,566,014
Change in unrealized net appreciation or depreciation
of investments	5,662,812	3,444,734
Net increase/(decrease) in net assets resulting from operations	7,235,321	5,246,768

Dividends And Distributions
From net investment income	0	(100,176)
From net realized gain from investment transactions	0	(2,945,774)
Decrease in net assets from dividends and distributions	0	(3,045,950)

Beneficial Interest Transactions (Note 2)
Shares sold	16,820,101	43,777,131
Shares issued in reinvestment of dividends and distributions	0	2,555,799

	16,820,101	46,332,930
Shares redeemed	(8,634,003)	(8,236,566)
Net increase/(decrease) from beneficial interest transactions	8,186,098	38,096,364
Redemption fees	5,880	9,838
Net Increase/(Decrease) In Net Assets	15,427,299	40,307,020
Net Assets:
Beginning of period	71,040,185	30,733,165
End of period (including (over)/undistributed net investment
income of $287,457 and $138,708, respectively)	$86,467,484	$71,040,185

(1) Unaudited

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	137

Westcore Small-Cap Opportunity Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$(27,939)	$(67,526)
Net realized gain/(loss) from investment transactions	1,103,827	1,905,693
Change in unrealized net appreciation or depreciation of investments	987,934	1,520,707
Net increase/(decrease) in net assets resulting from operations	2,063,822	3,358,874
Dividends And Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	(2,540,489)
Decrease in net assets from dividends and distributions	0	(2,540,489)
Beneficial Interest Transactions (Note 2)
Shares sold	3,929,943	6,608,896
Shares issued in reinvestment of dividends and distributions	0	2,511,882
	3,929,943	9,120,778
Shares redeemed	(2,205,021)	(7,860,433)
Net increase/(decrease) from beneficial interest transactions	1,724,922	1,260,345
Redemption fees	110	122
Net Increase/(Decrease) In Net Assets	3,788,854	2,078,852
Net Assets:
Beginning of period	20,473,272	18,394,420
End of period (including (over)/undistributed net investment
income of ($60,378) and ($32,439), respectively)	$24,262,126	$20,473,272

(1) Unaudited

See Notes to Financial Statements

138	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Small-Cap Value Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$268,805	$400,729
Net realized gain/(loss) from investment transactions	(96,166)	141,520
Change in unrealized net appreciation or depreciation
of investments	6,255,170	2,654,352
Net increase/(decrease) in net assets resulting from operations	6,427,809	3,196,601
Dividends And Distributions
From net investment income	0	(259,929)
From net realized gain from investment transactions	0	(158,936)
Decrease in net assets from dividends and distributions	0	(418,865)
Beneficial Interest Transactions (Note 2)
Shares sold	16,703,210	22,565,422
Shares issued in reinvestment of dividends and distributions	0	396,136
	16,703,210	22,961,558
Shares redeemed	(5,130,997)	(3,975,101)
Net increase/(decrease) from beneficial interest transactions	11,572,213	18,986,457
Redemption fees	4,540	582
Net Increase/(Decrease) In Net Assets	18,004,562	21,764,775
Net Assets:
Beginning of period	37,796,803	16,032,028
End of period (including (over)/undistributed net investment
$397,423 and $128,618, respectively)	$55,801,365	$37,796,803

(1) Unaudited

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	139

Westcore Flexible Income Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$7,016,115	$12,865,591
Net realized gain/(loss) from investment transactions	(768,688)	(1,451,891)
Change in unrealized net appreciation or depreciation
of investments	11,026,427	(1,934,899)
Net increase/(decrease) in net assets resulting from operations	17,273,854	9,478,801
Dividends And Distributions
From net investment income	(6,532,273)	(11,898,362)
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	(6,532,273)	(11,898,362)
Beneficial Interest Transactions (Note 2)
Shares sold	92,553,773	77,368,215
Shares issued in reinvestment of dividends and distributions	6,262,474	11,343,256
	98,816,247	88,771,471
Shares redeemed	(23,352,886)	(78,382,266)
Net increase/(decrease) from beneficial interest transactions	75,463,361	10,329,205
Redemption fees	21,466	47,992
Net Increase/(Decrease) In Net Assets	86,226,408	7,957,636
Net Assets:
Beginning of period	171,115,611	163,157,975
End of period (including (over)/undistributed net investment
income of $501,306 and $17,464, respectively)	$257,342,019	$171,115,611

(1) Unaudited

See Notes to Financial Statements

140	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Plus Bond Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$15,291,108	$19,714,471
Net realized gain/(loss) from investment transactions	(779,549)	(111,528)
Change in unrealized net appreciation or depreciation
of investments	19,982,740	(15,917,548)
Net increase/(decrease) in net assets resulting from operations	34,494,299	3,685,395
Dividends And Distributions
From net investment income	(15,165,173)	(19,686,599)
From net realized gain from investment transactions	0	(32,175)
Decrease in net assets from dividends and distributions	(15,165,173)	(19,718,774)
Beneficial Interest Transactions (Note 2)
Shares sold	264,980,579	335,321,578
Shares issued in reinvestment of dividends and distributions	13,165,881	17,358,100
	278,146,460	352,679,678
Shares redeemed	(60,646,972)	(102,838,846)
Net increase/(decrease) from beneficial interest transactions	217,499,488	249,840,832
Redemption fees	43,607	92,518
Net Increase/(Decrease) In Net Assets	236,872,221	233,899,971
Net Assets:
Beginning of period	460,509,296	226,609,325
End of period (including (over)/undistributed net investment
income of ($20,600) and ($146,535), respectively)	$697,381,517	$460,509,296

(1) Unaudited

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Colorado Tax-Exempt Fund
	Six Months Ended	Year Ended
	November 30, 2006(1)	May 31, 2006
Operations
Net investment income/(loss)	$1,078,001	$2,193,349
Net realized gain/(loss) from investment transactions	(15,838)	7,768
Change in unrealized net appreciation or depreciation
of investments	1,165,230	(1,644,064)
Net increase/(decrease) in net assets resulting from operations	2,227,393	557,053
Dividends And Distributions
From net investment income	(1,078,713)	(2,195,840)
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	(1,078,713)	(2,195,840)
Beneficial Interest Transactions (Note 2)
Shares sold	3,765,879	12,372,793
Shares issued in reinvestment of dividends and distributions	881,118	1,838,004
	4,646,997	14,210,797
Shares redeemed	(5,121,525)	(16,391,190)
Net increase/(decrease) from beneficial interest transactions	(474,528)	(2,180,393)
Redemption fees	421	1,953
Net Increase/(Decrease) In Net Assets	674,573	(3,817,227)
Net Assets:
Beginning of period	55,528,831	59,346,058
End of period (including (over)/undistributed net investment
income of ($15,383) and ($14,671), respectively)	$56,203,404	$55,528,831

(1) Unaudited

See Notes to Financial Statements

142	Semi-Annual Report November 30, 2006 (Unaudited)

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Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$7.99	$7.03
Income from investment operations
Net investment income/(loss)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.78	1.01
Total income/(loss) from investment operations	0.76	0.98
Distributions
Dividends from net investment income	0.00	(0.00)
Distributions from net realized gain on investments	0.00	(0.02)
Total distributions	0.00	(0.02)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$8.75	$7.99
Total return	9.51%(3)	13.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$191,006	$193,647
Ratio of expenses to average net assets	1.09%(4)	1.09%
Ratio of expenses to average net assets without fee waivers	1.09%(4)	1.09%
Ratio of net investment income/(loss) to average net assets	(0.35)%(4)	(0.34)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.35)%(4)	(0.34)%
Portfolio turnover rate(5)	69.60%	126.52%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $126,288,761 and $135,085,305, respectively.

See Notes to Financial Statements

144	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$6.79	$5.69	$5.81	$5.97

(0.04)	(0.03)	(0.02)	(0.05)
0.28	1.13	(0.10)	(0.11)
0.24	1.10	(0.12)	(0.16)

(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)
(0.00)(2)	-	-	-
$7.03	$6.79	$5.69	$5.81
3.53%	19.33%	(2.07)%	(2.68)%

$183,085	$180,159	$124,309	$114,450
1.11%	1.14%	1.15%	1.15%
1.11%	1.18%	1.41%	1.33%
(0.62)%	(0.62)%	(0.57)%	(0.75)%

(0.62)%	(0.66)%	(0.83)%	(0.92)%
83.60%	53.11%	49.48%	67.04%

1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$12.58	$11.74
Income from investment operations
Net investment income/(loss)	(0.00)(2)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.84	0.93
Total income/(loss) from investment operations	0.84	0.90
Distributions
Dividends from net investment income	0.00	(0.00)(2)
Distributions from net realized gain on investments	0.00	(0.06)
Total distributions	0.00	(0.06)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$13.42	$12.58
Total return	6.68%(3)	7.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275,476	$255,343
Ratio of expenses to average net assets	1.12%(4)	1.08%
Ratio of expenses to average net assets without fee waivers	1.12%(4)	1.08%
Ratio of net investment income/(loss) to average net assets	(0.07)%(4)	(0.24)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.07)%(4)	(0.24)%
Portfolio turnover rate(5)	79.07%	111.44%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $208,612,099 and $199,452,623, respectively.

See Notes to Financial Statements

146	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$11.01	$9.25	$10.48	$12.14

0.01	(0.02)	(0.01)	(0.03)
0.94	1.78	(1.22)	(1.53)
0.95	1.76	(1.23)	(1.56)

(0.01)	(0.00)	(0.00)	(0.00)
(0.21)	(0.00)	(0.00)	(0.10)
(0.22)	(0.00)	(0.00)	(0.10)
(0.00)(2)	-	-	-
$11.74	$11.01	$9.25	$10.48
8.61%	19.03%	(11.74)%	(12.86)%

$179,698	$82,013	$32,864	$25,827
1.13%	1.15%	1.15%	1.15%
1.13%	1.26%	1.52%	1.61%
0.13%	(0.26)%	(0.17)%	(0.38)%

0.13%	(0.37)%	(0.54)%	(0.85)%
113.23%	48.66%	41.19%	49.09%

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$15.04	$12.23
Income from investment operations
Net investment income/(loss)	(0.01)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.56	2.88
Total income/(loss) from investment operations	1.55	2.81
Distributions
Dividends from net investment income	(0.00)	(0.00)
Distributions from net realized gain on investments	(0.00)	(0.00)
Total distributions	(0.00)	(0.00)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$16.59	$15.04
Total return	10.38%(3)	22.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,307	$9,499
Ratio of expenses to average net assets	1.15%(4)	1.15%
Ratio of expenses to average net assets without fee waivers	1.56%(4)	1.75%
Ratio of net investment income/(loss) to average net assets	(0.25)%(4)	(0.45)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.65)%(4)	(1.05)%
Portfolio turnover rate(5)	62.65%	148.48%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $18,031,004 and $7,929,351, respectively.

See Notes to Financial Statements

148	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$11.46	$9.46	$11.43	$12.73

(0.08)	(0.08)	(0.08)	(0.09)
0.85	2.08	(1.89)	(1.21)
0.77	2.00	(1.97)	(1.30)

(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)
(0.00)(2)	-	-	-
$12.23	$11.46	$9.46	$11.43
6.72%	21.14%	(17.24)%	(10.21)%

$9,179	$7,532	$7,323	$14,871
1.15%	1.15%	1.15%	1.15%
1.83%	2.08%	2.19%	1.59%
(0.72)%	(0.68)%	(0.59)%	(0.47)%

(1.40)%	(1.61)%	(1.63)%	(0.91)%
107.49%	80.76%	105.70%	1152.79%

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$13.40	$10.43
Income from investment operations
Net investment income/(loss)	0.03	0.11
Net realized and unrealized gain/(loss) on investments	0.56	2.89
Total income/(loss) from investment operations	0.59	3.00
Distributions
Dividends from net investment income	0.00	(0.00)
Distributions from net realized gain on investments	0.00	(0.03)
Total distributions	0.00	(0.03)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$13.99	$13.40
Total return	4.40%(3)	28.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,034	$36,517
Ratio of expenses to average net assets	1.50%(4)	1.50%
Ratio of expenses to average net assets without fee waivers	2.30%(4)	1.98%
Ratio of net investment income/(loss) to average net assets	0.41%(4)	1.12%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.39)%(4)	0.64%
Portfolio turnover rate(5)	88.05%	38.39%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $30,185,550 and $30,507,919 respectively.

See Notes to Financial Statements

150	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$9.97	$7.38	$7.49	$8.69

0.03	0.02	0.01	(0.11)
0.44	2.57	(0.12)	(1.09)
0.47	2.59	(0.11)	(1.20)

(0.01)	(0.00)(2)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)
(0.01)	(0.00)	(0.00)	(0.00)
(0.00)(2)	-	-	-
$10.43	$9.97	$7.38	$7.49
4.73%	35.16%	(1.47)%	(13.91)%

$21,397	$13,921	$9,982	$11,673
1.50%	1.50%	1.50%	1.50%
2.12%	2.39%	3.27%	2.35%
0.31%	0.21%	0.28%	(0.75)%

(0.31)%	(0.68)%	(1.49)%	(1.60)%
51.95%	63.47%	42.73%	114.55%

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$13.24	$13.02
Income from investment operations
Net investment income/(loss)	0.03	0.06
Net realized and unrealized gain/(loss) on investments	0.95	1.24
Total income/(loss) from investment operations	0.98	1.30
Distributions
Dividends from net investment income	0.00	(0.07)
Distributions from net realized gain on investments	0.00	(1.01)
Total distributions	0.00	(1.08)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$14.22	$13.24
Total return	7.40%(3)	10.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,969	$63,775
Ratio of expenses to average net assets	1.09%(4)	1.11%
Ratio of expenses to average net assets without fee waivers	1.09%(4)	1.11%
Ratio of net investment income/(loss) to average net assets	0.48%(4)	0.43%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.48%(4)	0.43%
Portfolio turnover rate(5)	28.09%	49.55%

(1)     Unaudited.

(2)     Less than ($.005) per share.

(3)     Total return not annualized for periods less than one full year.

(4)     Annualized.

(5)     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $17,506,447 and $19,543,855, respectively.

See Notes to Financial Statements

152	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$11.62	$9.79	$11.28	$13.65

0.06	0.01	0.04	0.03
1.34	1.83	(1.47)	(1.57)
1.40	1.84	(1.43)	(1.54)

(0.00)	(0.01)	(0.06)	(0.03)
(0.00)	(0.00)	(0.00)	(0.80)
(0.00)	(0.01)	(0.06)	(0.83)
(0.00)(2)	-	-	-
$13.02	$11.62	$9.79	$11.28
12.05%	18.83%	(12.63)%	(11.33)%

$63,118	$33,439	$30,782	$42,612
1.15%	1.15%	1.15%	1.15%
1.26%	1.34%	1.52%	1.33%
0.57%	0.07%	0.47%	0.23%

0.46%	(0.12)%	0.10%	0.05%
58.40%	56.46%	49.12%	50.17%

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Mid-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Six Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$18.96	$17.54
Income from investment operations
Net investment income/(loss)	0.03	0.06
Net realized and unrealized gain/(loss) on investments	1.81	2.63
Total income/(loss) from investment operations	1.84	2.69
Distributions
Dividends from net investment income	0.00	(0.04)
Distributions from net realized gain on investments	0.00	(1.23)
Total distributions	0.00	(1.27)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$20.80	$18.96
Total return	9.59%(3)	15.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,467	$71,040
Ratio of expenses to average net assets	1.25%(4)	1.25%
Ratio of expenses to average net assets without fee waivers	1.25%(4)	1.26%
Ratio of net investment income/(loss) to average net assets	0.39%(4)	0.49%
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.39%(4)	0.48%
Portfolio turnover rate(5)	31.27%	49.24%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $30,691,915 and $23,228,012, respectively.

See Notes to Financial Statements

154	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$15.28	$11.95	$13.26	$15.25

0.03	(0.02)	0.00(2)	0.01
3.00	3.35	(1.31)	(0.94)
3.03	3.33	(1.31)	(0.93)

(0.00)	(0.00)(2)	(0.00)(2)	(0.00)
(0.77)	(0.00)	(0.00)	(1.06)
(0.77)	(0.00)	(0.00)	(1.06)
(0.00)(2)	-	-	-
$17.54	$15.28	$11.95	$13.26
20.02%	27.87%	(9.85)%	(5.92)%

$30,733	$17,568	$10,635	$9,279
1.25%	1.25%	1.25%	1.25%
1.45%	1.66%	2.26%	2.75%
0.26%	(0.12)%	0.03%	(0.14)%

0.07%	(0.53)%	(0.98)%	(1.65)%
63.31%	71.05%	50.36%	67.11%

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended		Year Ended
November 30,		May 31,
2006 (1)		2006
Net asset value – beginning of the period	$36.24	$34.96
Income from investment operations
Net investment income/(loss)	(0.04)	(0.12)
Net realized and unrealized gain/(loss) on investments	3.45	6.48
Total income/(loss) from investment operations	3.41	6.36
Distributions
Dividends from net investment income	0.00	(0.00)
Distributions from net realized gain on investments	0.00	(5.08)
Total distributions	0.00	(5.08)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$39.65	$36.24
Total return	9.35%(3)	19.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,262	$20,473
Ratio of expenses to average net assets	1.30%(4)	1.30%
Ratio of expenses to average net assets without fee waivers	1.76%(4)	1.77%
Ratio of net investment income/(loss) to average net assets	(0.26)%(4)	(0.34)%
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.72)%(4)	(0.81)%
Portfolio turnover rate(5)	29.34%	75.44%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $7,608,630 and $5,080,197, respectively.

See Notes to Financial Statements

156	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$32.71	$24.21	$27.47	$26.11

(0.30)	(0.20)	(0.06)	(0.03)
3.74	8.70	(3.20)	1.39
3.44	8.50	(3.26)	1.36

(0.00)	(0.00)	(0.00)	(0.00)
(1.19)	(0.00)	(0.00)	(0.00)
(1.19)	(0.00)	(0.00)	(0.00)
(0.00)(2)	-	-	-
$34.96	$32.71	$24.21	$27.47
10.33%	35.11%	(11.87)%	5.21%

$18,394	$34,040	$26,899	$40,030
1.30%	1.30%	1.30%	1.30%
1.69%	1.73%	1.96%	1.75%
(0.55)%	(0.65)%	(0.25)%	(0.11)%

(0.94)%	(1.08)%	(0.91)%	(0.57)%
70.18%	110.33%	38.79%	76.61%

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore Small-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Months Ended
November 30,
2006 (1)
Net asset value – beginning of the period	$11.10

Income from investment operations
Net investment income/(loss)	0.05
Net realized and unrealized gain/(loss) on investments	1.51
Total income/(loss) from investment operations	1.56
Dividends and Distributions
Dividends from net investment income	0.00
Distributions from net realized gain on investments	0.00
Total distributions	0.00
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$12.66
Total return	14.05%(3)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,801
Ratio of expenses to average net assets	1.30%(4)
Ratio of expenses to average net assets without fee waivers	1.54%(4)
Ratio of net investment income/(loss) to average net assets	1.22%(4)
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.98%(4)
Portfolio turnover rate(5)	12.78%

((1)    Unaudited.

(2)     Less than ($.005) per share.

(3)     Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $16,634,544 and $5,494,604, respectively.

See Notes to Financial Statements

158	Semi-Annual Report November 30, 2006 (Unaudited)

For the Period
Year Ended	December 13, 2004
May 31,	(inception) to
2006	May 31, 2005
$9.80	$10.00

0.14	0.03
1.34	(0.23)
1.48	(0.20)

(0.11)	(0.00)
(0.07)	(0.00)
(0.18)	(0.00)
(0.00)(2)	(0.00)(2)
$11.10	$9.80
15.22%	(2.00)%(3)

$37,797	$16,032
1.30%	1.30%(4)
1.61%	2.94%(4)
1.47%	1.33%(4)

1.16%	(0.31)%(4)
42.54%	27.42%

1-800-392-CORE (2673) ■ www.westcore.com	159

Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Six Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$9.86	$9.97
Income from investment operations
Net investment income/(loss)	0.35	0.74
Net realized and unrealized gain/(loss) on investments	0.50	(0.17)
Total income/(loss) from investment operations	0.85	0.57
Distributions
Dividends from net investment income	(0.33)	(0.68)
Distributions from net realized gain on investments	0.00	(0.00)
Tax return of capital	0.00	(0.00)
Total distributions	(0.33)	(0.68)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$10.38	$9.86
Total return	8.75%(3)	5.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$257,342	$171,116
Ratio of expenses to average net assets	0.85%(4)	0.85%
Ratio of expenses to average net assets without fee waivers	0.93%(4)	0.93%
Ratio of net investment income/(loss) to average net assets	7.01%(4)	7.44%
Ratio of net investment income/(loss) to average net assets
without fee waivers	6.93%(4)	7.36%
Portfolio turnover rate(5)	12.37%	25.48%

((1)     Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities   during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $71,990,942 and $22,169,523, respectively.

See Notes to Financial Statements

160	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002

$9.76	$9.19	$9.48	$9.64

0.71	0.69	0.75	0.75
0.17	0.54	(0.29)	(0.16)
0.88	1.23	0.46	0.59

(0.67)	(0.66)	(0.71)	(0.75)
(0.00)	(0.00)	(0.00)	(0.00)
-	(0.00)	(0.04)	(0.00)
(0.67)	(0.66)	(0.75)	(0.75)
(0.00)(2)	-	-	-
$9.97	$9.76	$9.19	$9.48
9.15%	13.57%	5.71%	6.40%

$163,158	$61,302	$9,726	$10,322
0.85%	0.85%	0.85%	0.85%
0.97%	1.06%	2.06%	1.77%
7.12%	7.12%	7.92%	7.96%

7.00%	6.91%	6.71%	7.04%
22.04%	37.03%	37.01%	48.07%

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Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$10.28	$10.70

Income from investment operations
Net investment income/(loss)	0.28	0.57
Net realized and unrealized gain/(loss) on investments	0.35	(0.41)
Total income/(loss) from investment operations	0.63	0.16
Distributions
Dividends from net investment income	(0.28)	(0.58)
Distributions from net realized gain on investments	0.00	(0.00)(2)
Tax return of capital	0.00	(0.00)
Total distributions	(0.28)	(0.58)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$10.63	$10.28
Total return	6.19%(3)	1.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$697,382	$460,509
Ratio of expenses to average net assets	0.55%(4)	0.55%
Ratio of expenses to average net assets without fee waivers	0.89%(4)	0.89%
Ratio of net investment income/(loss) to average net assets	5.47%(4)	5.58%
Ratio of net investment income/(loss) to average net assets
without fee waivers	5.13%(4)	5.24%
Portfolio turnover rate(5)	9.78%	32.35%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $248,185,220 and $51,776,714, respectively.

See Notes to Financial Statements

162	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$10.62	$10.67	$10.34	$10.37

0.59	0.62	0.71	0.66
0.14	(0.05)	0.33	(0.03)
0.73	0.57	1.04	0.63

(0.58)	(0.60)	(0.68)	(0.66)
(0.07)	(0.02)	(0.00)	(0.00)
-	(0.00)	(0.03)	(0.00)
(0.65)	(0.62)	(0.71)	(0.66)
0.00(2)	-	-	-
$10.70	$10.62	$10.67	$10.34
6.97%	5.52%	10.52%	6.24%

$226,609	$86,705	$52,727	$54,060
0.55%	0.55%	0.55%	0.55%
1.00%	1.03%	1.14%	1.07%
5.61%	5.79%	6.38%	6.34%

5.16%	5.31%	5.79%	5.82%
30.87%	50.32%	62.10%	60.19%

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Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	Months Ended	Year Ended
	November 30,	May 31,
	2006 (1)	2006
Net asset value – beginning of the period	$11.00	$11.32

Income from investment operations
Net investment income/(loss)	0.22	0.42
Net realized and unrealized gain/(loss) on investments	0.24	(0.32)
Total income/(loss) from investment operations	0.46	0.10

Distributions
Dividends from net investment income	(0.22)	(0.42)
Distributions from net realized gain on investments	0.00	(0.00)
Total distributions	(0.22)	(0.42)
Paid in-capital from redemption fees	(0.00)(2)	(0.00)(2)
Net asset value – end of period	$11.24	$11.00
Total return	4.19%(3)	0.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,203	$55,529
Ratio of expenses to average net assets	0.65%(4)	0.65%
Ratio of expenses to average net assets without fee waivers	0.98%(4)	0.98%
Ratio of net investment income/(loss) to average net assets	3.88%(4)	3.77%
Ratio of net investment income/(loss) to average net assets
without fee waivers	3.55% (4)	3.44%
Portfolio turnover rate(5)	4.34%	22.20%

(1)      Unaudited.

(2)      Less than ($.005) per share.

(3)      Total return not annualized for periods less than one full year.

(4)      Annualized.

(5)      A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition for a period and dividing it by the monthly average of the market value of such securities during the period. Purchase and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2006 were $2,331,294 and $2,347,227, respectively.

See Notes to Financial Statements

164	Semi-Annual Report November 30, 2006 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002
$11.23	$11.72	$11.18	$11.03

0.41	0.42	0.42	0.44
0.10	(0.49)	0.54	0.15
0.51	(0.07)	0.96	0.59

(0.42)	(0.42)	(0.42)	(0.44)
0.00	(0.00)	(0.00)	(0.00)
(0.42)	(0.42)	(0.42)	(0.44)
0.00(2)	-	-	-
$11.32	$11.23	$11.72	$11.18
4.55%	(0.59)%	8.77%	5.43%

$59,346	$50,227	$55,461	$45,508
0.65%	0.65%	0.65%	0.65%
1.07%	1.11%	1.15%	1.12%
3.68%	3.67%	3.65%	3.91%

3.26%	3.21%	3.15%	3.44%
32.94%	6.60%	8.69%	13.09%

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1. Significant Accounting Policies

Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ fromthose estimates.

Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") exchange are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

166	Semi-Annual Report November 30, 2006 (Unaudited)

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of November 30, 2006, securities which have been fair valued represented 5.79% and 2.60% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a transaction in a foreign denominated currency, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

As of November 30, 2006, the International Frontier Fund had outstanding foreign currency contracts as follows:

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			Unrealized
	Expiration	Contract	Appreciation/
Contract Description	Date	Amount	(Depreciation)
Contracts to Purchase

Japanese Yen	12/04/2006	178,987,238 (JPY)	$(7,180)
Japanese Yen	12/05/2006	10,586,784 (JPY)	$86

Federal Income Taxes - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2006 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Westcore	Westcore	Westcore	Westcore
	MIDCO	Growth	Select	International
Expiring	Growth Fund	Fund	Fund	Frontier Fund
2010	$0	$0	$236,616	$5,983,767
2011	0	0	83,097	1,905,398
2012	0	0	1,259,979	0
Total	$0	$0	$1,579,692	$7,889,165

	Westcore	Westcore	Westcore	Westcore
	Blue-Chip	Mid-Cap	Small-Cap	Small-Cap
Expiring	Fund	Value Fund	Opportunity Fund	Value Fund
2010	$0	$0	$0	$0
2011	0	0	0	0
2012	0	0	0	0
Total	$0	$0	$0	$0
		Westcore	Westcore	Westcore
		Flexible	Plus	Colorado
Expiring		Income Fund	Bond Fund	Tax-Exempt Fund
2008		0	274,024	0
2009		37,669	143,296	0
2010		0	0	0
2011		0	0	0
2012		1,493	58,526	1,084
2013		175,213	0	0
2014		1,154,297	408,464	0
Total		$1,368,672	$884,310	$1,084

Net capital loss carryforwards utilized during the year ended May 31, 2006, were $3,202,365 for Westcore International Frontier Fund, $1,998,795 for Westcore Select Fund and $7,268 for Westcore Colorado Tax-Exempt Fund.

Westcore Plus Bond Fund obtained a net capital loss carry forward of $475,846 and Westcore Colorado Tax-Exempt Fund obtained a net capital loss carry forward of $5,097 as part of the acquisition of the assets of Aristata Quality Bond

168	Semi-Annual Report November 30, 2006 (Unaudited)

Fund and Aristata Colorado Quality Tax-Exempt Fund by Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund, respectively. Use of these carry forwards to offset future capital gains is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations.

The Westcore Mid-Cap Value Fund intends to elect to defer to its fiscal year ending December 31, 2006, approximately $80,976 of losses recognized during the period from November 1, 2005 to May 31, 2006.

Classification of Distributions to Shareholders - Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds . Net assets were unaffected by the reclassifications.

For the year ended May 31, 2006, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)
Westcore MIDCO Growth Fund	0	639,010	(639,010)
Westcore Growth Fund	(561,420)	561,420	0
Westcore Select Fund	(41,894)	41,894	0
Westcore International Frontier Fund	0	(10,155)	10,155
Westcore Blue Chip Fund	(1)	0	1
Westcore Mid-Cap Value Fund	0	(46,227)	46,227
Westcore Small-Cap Opportunity Fund	0	64,125	(64,125)
Westcore Small-Cap Value Fund	0	(52,943)	52,943
Westcore Flexible Income Fund	(10,807)	(1,002,347)	1,013,154
Westcore Plus Bond Fund	47,544	(226,295)	178,751
Westcore Colorado Tax-Exempt Fund	0	0	0

The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses and certain investments.

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The tax character of the distributions paid during the past two fiscal years are as follows:

	Westcore		Westcore
	MIDCO		Growth
	Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$0	$0	$56,298	$103,575
Long-Term Capital Gain	424,049	0	1,094,193	2,212,450
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$424,049	$0	$1,150,491	$2,316,025
	Westcore		Westcore		Westcore
	Select		International		Blue-Chip
	Fund		Frontier Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$0	$0	$64,646	$21,912	$300,005	$0
Long-Term Capital Gain	0	0	0	0	4,500,076	0
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	0
Total	$0	$0	$64,646	$21,912	$4,800,081	$0

	Westcore		Westcore
	Mid-Cap		Small-Cap
	Value Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$634,195	$0	$50,000	$0
Long-Term Capital Gain	2,411,755	970,000	2,490,489	800,000
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$3,045,950	$970,000	$2,540,489	$800,000
	Westcore		Westcore
	Small-Cap		Flexible
	Value Fund		Income Fund
	Year Ended	Year Ended	Year Ended		Year Ended
	May 31,	May 31,	May 31,		May 31,
	2006	2005	2006		2005
Distributions paid from:
Ordinary Income	$418,865	$0	$11,898,362		$7,563,511
Long-Term Capital Gain	0	0		0	0
Tax-Exempt Income	0	0		0	0
Return of Capital	0	0		0	0
Total	418,865	$0	$11,898,362		$7,563,511

170	Semi-Annual Report November 30, 2006 (Unaudited)

	Westcore		Westcore
	Plus-Bond		Colorado
	Fund		Tax-Exempt Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$19,687,611	$8,390,919	$0	$0
Long-Term Capital Gain	31,163	834,406	0	0
Tax-Exempt Income	0	0	2,195,840	2,066,589
Return of Capital	0	0	0	0
Total	$19,718,774	$9,225,325	$2,195,840	$2,066,589

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

			Westcore	Westcore
			MIDCO	Growth
			Growth Fund	Fund
(Over)/undistributed net investment income			$3,311,127	$0
Accumulated net realized gain/(loss)			16,070,369	121,873
Net unrealized appreciation/(depreciation)			37,737,905	28,821,434
Effect of other timing differences			(368,730)	(19,930)
Total			$56,750,671	$28,923,377
		Westcore	Westcore	Westcore
		Select	International	Blue Chip
		Fund	Frontier Fund	Fund
(Over)/undistributed net investment income	$		$302,596	$279,985
Accumulated net realized gain/(loss)		(1,579,692)	(7,889,165)	2,191,361
Net unrealized appreciation/(depreciation)		1,086,282	6,035,766	11,286,677
Effect of other timing differences		(6,622)	(5,556)	(37,698)
Total		$500,032	$(1,556,359)	$13,720,325
		Westcore	Westcore	Westcore
		Mid-Cap	Small-Cap	Small-Cap
		Value Fund	Opportunity Fund	Value Fund
(Over)/undistributed net investment income		$141,443	$302,757	$129,199
Accumulated net realized gain/(loss)		0	804,786	(17,789)
Net unrealized appreciation/(depreciation)		8,028,648	3,993,139	2,625,609
Effect of other timing differences		(83,711)	(32,439)	(293)
Total		$8,086,380	$5,068,243	$2,772,304
		Westcore	Westcore	Westcore
		Flexible	Plus Bond	Colorado
		Income Fund	Fund	Tax-Exempt Fund
(Over)/undistributed net investment income		$97,202	$45,698	$4,429
Accumulated net realized gain/(loss)		(1,368,672)	(884,310)	(1,084)
Net unrealized appreciation/(depreciation)		(2,801,780)	(15,177,650)	474,447
Effect of other timing differences		(17,529)	(44,622)	(22,301)
Total		$(4,090,779)	$(16,060,884)	$455,491

The effect of other timing differences primarily includes deferred Trustees' compensation. For additional information regarding the Trustee Deferred Compensation Plan please see note 4 of the notes to Financial Statements on page 177.

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Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the six month period ended November 30, 2006.

Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested . Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

172	Semi-Annual Report November 30, 2006 (Unaudited)

2. SHARES OF BENEFICIAL INTEREST

On November 30, 2006, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds
Westcore MIDCO Growth Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	867,362	4,965,161
Shares issued as reinvestment of dividends and distributions	0	50,667
Total	867,362	5,015,828
Shares redeemed	(3,266,036)	(6,833,406)
Net decrease in shares	(2,398,674)	(1,817,578)

Westcore Growth Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	3,786,636	8,330,896
Shares issued as reinvestment of dividends and distributions	0	85,466
Total	3,786,636	8,416,362
Shares redeemed	(3,561,352)	(3,418,275)
Net increase in shares	225,284	4,998,087

Westcore Select Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	778,696	94,734
Shares issued as reinvestment of dividends and distributions	0	0
Total	778,696	94,734
Shares redeemed	(65,788)	(213,433)
Net increase / (decrease) in shares	712,908	(118,699)

Westcore International Frontier Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	394,799	1,390,278
Shares issued as reinvestment of dividends and distributions	0	4,649
Total	394,799	1,394,927
Shares redeemed	(401,489)	(720,616)
Net increase in shares	(6,690)	674,311

(1) Unaudited.

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Westcore Blue Chip Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	157,267	468,284
Shares issued as reinvestment of dividends and distributions	0	350,615
Total	157,267	818,899
Shares redeemed	(335,004)	(850,266)
Net increase / (decrease) in shares	(177,737)	(31,367)

Westcore Mid-Cap Value Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	857,323	2,289,390
Shares issued as reinvestment of dividends and distributions	0	136,933
Total	857,323	2,426,323
Shares redeemed	(446,075)	(432,555)
Net increase in shares	411,248	1,993,768

Westcore Small-Cap Opportunity Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	107,597	177,503
Shares issued as reinvestment of dividends and distributions	0	73,348
Total	107,597	250,851
Shares redeemed	(60,596)	(212,081)
Net increase / (decrease) in shares	47,001	38,770

Westcore Small-Cap Value Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	1,453,077	2,097,109
Shares issued as reinvestment of dividends and distributions	0	37,944
Total	1,453,077	2,135,053
Shares redeemed	(450,655)	(367,273)
Net increase in shares	1,002,422	1,767,780

(1) Unaudited.

174	Semi-Annual Report November 30, 2006 (Unaudited)

Westcore Flexible Income Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	9,135,715	7,754,455
Shares issued as reinvestment of dividends and distributions	624,457	1,144,546
Total	9,760,172	8,899,001
Shares redeemed	(2,325,280)	(7,912,725)
Net increase in shares	7,434,892	986,276

Westcore Plus Bond Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	25,368,728	31,804,862
Shares issued as reinvestment of dividends and distributions	1,262,516	1,655,230
Total	26,631,244	33,460,092
Shares redeemed	(5,816,468)	(9,830,644)
Net increase in shares	20,814,776	23,629,448

Westcore Colorado Tax-Exempt Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2006 (1)	May 31, 2006
Shares sold	339,404	1,104,189
Shares issued as reinvestment of dividends and distributions	79,464	164,890
Total	418,868	1,269,079
Shares redeemed	(462,970)	(1,467,642)
Net increase / (decrease) in shares	(44,102)	(198,563)

(1) Unaudited.

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3. Unrealized Appreciation and Depreciation on Investments (Tax Basis).

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
As of November 30, 2006
Gross appreciation (excess of value over tax cost)		$43,464,382	$48,250,631
Gross depreciation (excess of tax cost over value)		(872,687)	(2,236,062)
Net unrealized appreciation		$42,591,695	$46,014,569
Cost of investment for income tax purposes		$144,040,727	$229,089,234

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
As of November 30, 2006
Gross appreciation (excess of value over tax cost)	$1,932,888	$4,750,678	$14,742,735
Gross depreciation (excess of tax cost over value)	(331,912)	(1,540,237)	(150,845)
Net unrealized appreciation	$1,600,976	$3,210,441	$14,591,890
Cost of investment for income tax purposes	$20,645,679	$33,543,058	$50,359,351
	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
As of November 30, 2006
Gross appreciation (excess of value over tax cost)	$14,489,087	$5,435,283	$9,307,093
Gross depreciation (excess of tax cost over value)	(837,393)	(426,735)	(420,080)
Net unrealized appreciation	$13,651,694	$5,008,548	$8,887,013
Cost of investment for income tax purposes	$71,401,330	$19,747,556	$48,338,584

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of November 30, 2006
Gross appreciation (excess of value over tax cost)	$14,188,795	$11,857,604	$1,659,388
Gross depreciation (excess of tax cost over value)	(5,459,461)	(7,010,814)	(19,620)
Net unrealized appreciation	$8,729,334	$4,846,790	$1,639,768
Cost of investment for income tax purposes	$245,466,578	$697,199,400	$54,477,007

176	Semi-Annual Report November 30, 2006 (Unaudited)

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DenverIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

ALPS Fund Services, Inc . ("ALPS") and DenverIA serve as the Funds' co-administrators ("Co-Administrators") . ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0 .30% of the Fund's average net assets.

DenverIA and ALPS allocate the co-administration fee as shown in the chart below. In addition, ALPS' is entitled to a minimum Trust level fee of $357,250 per annum, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA	Total
First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

The administrative fees are then allocated to each Fund based upon the Fund's relative proportion of the Trust's Net Assets.

The Trust has agreed to reimburse DenverIA for costs incurred by DenverIA for record keeping and subaccounting services to persons who beneficially own shares of a Fund through omnibus accounts ("Beneficial Aggregate Value"). The amount reimbursed with respect to a Fund will not exceed the (i) lesser of the costs actually borne by DenverIA or (ii) that amount computed on a semi-annual basis by determining at the beginning of each semi-annual calendar period the actual cost of transfer agency services for the prior semi-annual calendar period borne by the Trust without taking into account the Beneficial Aggregate Value and applying that percentage to the Beneficial Aggregate Value.

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The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least April 29, 2008 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the six months ended November 30, 2006, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.56%, 2.30%, 1.25%, 1.76%, 1.54%, 0.93%, 0.89% and 0.98%, respectively.

Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the Adviser's respective Code of Ethics.

The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust's Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

Shareholders individually holding more than 5% of the Funds' outstanding shares as of November 30, 2006, constituted 10.73% of the Westcore MIDCO Growth, 15.62% of Westcore Select, 5.11% of Westcore International Frontier, 38.31% of Westcore Blue Chip, 28.78% of Westcore Small-Cap Opportunity 6 .06% of Westcore Colorado-Tax Exempt and 5.26% of Westcore Small-Cap Value Funds. Included in the percentages above are holdings of Denver IA and/

178	Semi-Annual Report November 30, 2006 (Unaudited)

or DenverIA's retirement savings plan representing 5.32% of Westcore MIDCO Growth, 9.98% of Westcore Select, 5.11% if Westcore International Frontier, 9.91% of Westcore Blue Chip and 7.82% of Westcore Small-Cap Opportunity Funds.

5.  New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds' financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds' financial statement disclosures.

6.  Illiquid Restricted Securities

As of November 30, 2006, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of November 30, 2006 for the Westcore Flexible Income and Westcore Plus Bond Funds was $20,758,304 and $26,193,697, respectively, which represents 8.07% and 3.76% of the Funds' net assets, respectively, as detailed below.

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Illiquid Securities as of November 30, 2006

Flexible Income Fund
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

ACE Securities Corp., 2004 IN1,	300,000	05/21/04	$243,585	$281,345
Class B, 8.5813%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$982,830
Anthracite CDO, Ltd.,	500,000	03/16/04	$500,000	$506,700
Series 2004-1A, Class G,
8.27%, 02/24/2014
Archstone, Series 2005-C1,	1,000,000	03/24/05	$1,000,000	$1,030,000
7.44%, 03/20/2010
Crest Ltd. Exeter Street Solar	468,127	04/08/04	$455,775	$467,261
2004-1A, Class E1,
9.1138%, 10/28/2014
Crest Ltd., Series 2003-1A,	200,000	08/28/12	$117,851	$120,800
Class PS 8.50%, 08/28/2012
Crest Ltd., Series 2003-2A,	250,000	12/18/03	$250,000	$266,450
Class E1 10.2137%, 12/28/2013
Crest Ltd., Series 2003-2A,	413,450	12/18/03	$235,820	$233,144
Class PS, 6.00% 12/28/2013
Crest Ltd., Series 2004-1A,	300,000	10/22/04	$285,920	$282,870
Class H2, 7.334%, 10/28/2014
Crest Ltd., Series 2004-1A,	1,064,633	10/22/04	$500,692	$608,864
Class PS, 7.667% 12/28/2013
Crest Ltd., Series 2004-1A,	1,087,500	11/24/04	$1,087,500	$1,097,940
Fairfield Street Solar, Class F1,
10.235%, 12/28/2014
Crystal River Capital	37,000	03/09/05	$925,000	$832,892
Denali Capital CLO III Ltd.,	250,000	06/26/03	$244,532	$253,398
Series 3A, Class B2L,
12.6137%, 07/21/2008
Denali Capital CLO VI Ltd.,	800,000	02/16/06	$800,000	$800,000
Series 6A, Class
B2L, 9.2175%, 04/21/2010
Eszopiclone Royalty Sub LLC	1,237,500	07/29/05	$1,225,000	$1,286,250
Series IV 12.00%,03/15/2014
First Republic Cap Trust II,	20,000	01/30/04	$530,000	$496,250
Series B, 8.75%
I-Preferred Term Securities I Ltd.,	100,000	12/04/02	$100,000	$88,125
Subordinate Income Notes,
22.00%, 12/04/2012
Invesco Navigator Fund, 8.00%	2,000	11/15/05	$2,000,000	$2,129,960
MM Community Funding II Ltd.,	500,000	03/12/04	$478,702	$260,000
Series 2I, 21.28%, 12/15/2011
N-STAR Real Estate CDO Ltd.,	500,000	06/16/04	$468,475	$501,300
Series 2004-2A, Class C2B,
6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$524,453	$540,235
07/26/2010:	600,000	02/07/05	$678,515	$648,281

180	Semi-Annual Report November 30, 2006 (Unaudited)

Flexible Income Fund
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred Term Securities VI Ltd.,	100,000	06/26/02	$100,000	$55,935
Subordinate Income Notes,
24.907%, 07/03/2012
Preferred Term Securities X Ltd.,	150,000	06/16/03	$150,000	$116,827
Subordinate Income Notes,
19.00%, 07/03/2013
Preferred Term Securities XI Ltd.,	150,000	06/16/03	$150,000	$121,658
Subordinate Income Notes,
19.00%, 10/03/2013
Preferred Term Securities XII Ltd.,	250,000	12/09/03	$250,000	$224,581
Subordinate Income Notes,	500,000	01/07/05	$522,391	$449,163
19.00%, 12/24/2013:
Preferred Term Securities XIII Ltd.,	500,000	03/09/04	$500,000	$430,050
Subordinate Income Notes,	400,000	01/31/05	$421,560	$344,040
18.00%, 03/24/2014:
Preferred Term Securities XIV Ltd.,	500,000	06/09/04	$500,000	$423,625
Subordinate Income Notes,
17.50%, 06/17/2014
Regional Diversified Funding, Series	500,000	02/13/04	$478,207	$385,000
2004-1, 16.80%, 02/15/2014
Regional Diversified Funding, Series	750,000	04/12/05	$750,000	$697,500
2005-1, 14.10%, 03/15/2015
River North CDO Ltd., Series	600,000	12/22/04	$600,000	$570,000
2005-1A, 12.50%, 02/06/2014
Soloso Bank Pref 2005,	750,000	08/03/05	$744,530	$720,000
12.50%, 10/15/2015
TIAA Real Estate CDO Ltd.,	250,000	10/16/03	$250,000	$255,200
Series 2003-1A, Class PS,
16.00%, 09/30/2013
Times Square Hotel Trust,	92,694	08/09/01	$92,249	$105,201
8.528%, 08/01/2026
Tortoise Capital Partners	36,500	12/01/05	$547,500	$502,240
Tortoise Capital Partners warrants	9,125	12/01/05	$0	$0
Tricadia, Series 2003-1, ,	250,000	01/14/04	$239,230	$235,000
Class PS, 17.575% 12/15/2013
Tricadia, Series 2004-2A,	491,346	10/08/04	$491,346	$488,889
Class C, 9.067%,12/23/2019
Tropic , Series 2003-1A,	700,000	09/07/05	$619,798	$493,500
Class PS, 12.85%,10/15/2013
Tropic, Series 2004-1A,	500,000	12/02/04	$500,000	$425,000
Class PS, 16.50%,04/15/2014
Total			$22,558,631	$20,758,304
Total Net Assets				$257,342,019
Illiquid Restricted Securities as % of Total Net Assets				8.07%

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Plus Bond Fund
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

ACE Securities Corp., 2004 IN1,	379,000	05/21/04	$307,733	$355,433
Class B, 8.82%, 02/25/2014
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3, 931,320
Anthracite CDO, Ltd.,	500,000	03/16/04	$500,000	$506,700
Series 2004-1A, Class G,
8.27%, 02/24/2014
Archstone, Series 2005-C1,	1,300,000	03/24/05	$1,300,000	$1,339,000
7.44%, 03/20/2010
Community Reinvestment	1,250,000	06/13/06	$1,250,000	$1,267,744
Revenue Notes, 5.73%, 06/01/2031
Crest Ltd., Series 2003-1A,	800,000	04/22/03	$471,401	$483,200
Class PS 8.50%, 08/28/2012
Crest Ltd., Series 2003-2A,	620,174	12/18/03	$353,728	$349,716
Class PS, 6.00% 12/28/2013
Crest Ltd., Series 2004-1A,	750,000	10/22/04	$714,800	$707,175
Class H2, 7.334%,10/28/2014
Crest Ltd., Series 2004-1A,	1,000,000	11/24/04	$1,000,000	$1,009,600
Fairfield Street Solar, Class F1,
10.235%, 12/28/2014
Eszopiclone Royalty Sub LLC	1,237,500	07/29/05	$1,225,000	$1,286,250
Series IV 12.00%,03/15/2014
I-Preferred Term Securities I Ltd.,	150,000	12/04/02	$150,000	$132,187
Subordinate Income Notes,
22.00%, 12/04/2012
N-STAR Real Estate CDO Ltd.,	600,000	06/16/04	$562,170	$601,560
Series 2004-2A, Class C2B,
6.591%, 06/28/2014
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$524,453	$540,235
07/26/2010:	500,000	02/27/05	$565,430	$540,234

Preferred Term Securities VI Ltd.,	250,000	06/26/02	$250,000	$139,838
Subordinate Income Notes,
24.907%, 07/03/2012
Preferred Term Securities X Ltd.,	350,000	06/16/03	$350,000	$272,597
Subordinate Income Notes,
19.00%, 07/03/2013
Preferred Term Securities XI Ltd.,	350,000	06/16/03	$350,000	$283,868
Subordinate Income Notes,
19.00%, 10/03/2013
Preferred Term Securities X1 B-3 Ltd.,	500,000	06/02/05	$502,978	$500,145
Subordinate Income Notes,
5.30%, 09/24/2008

182	Semi-Annual Report November 30, 2006 (Unaudited)

Plus Bond Fund (continued)
	Principal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value

Preferred Term Securities XII Ltd.,	250,000	12/09/03	$250,000	$224,582
Subordinate Income Notes,	250,000	01/07/05	$261,196	$224,581
19.00%, 12/24/2013:
Preferred Term Securities XIII Ltd.,	500,000	03/09/04	$500,000	$430,050
Subordinate Income Notes,
18.00%, 03/24/2014
Preferred Term Securities XIV Ltd.,	500,000	06/09/04	$500,000	$423,625
Subordinate Income Notes,
17.50%, 06/17/2014

Regional Diversified Funding,	500,000	02/13/04	$478,207	$385,000
Series 2004-1A, 16.80%, 02/15/2014
Regional Diversified Funding,	750,000	04/12/05	$750,000	$697,500
Series 2005-1A, 14.10%, 03/15/2015
River North CDO ltd.,	800,000	12/22/04	$800,000	$760,000
Series 2005-1A, 12.50%,02/06/2014
Soloso Bank Pref 2005,	750,000	08/03/05	$744,530	$720,000
12.50%, 10/15/2015
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,750,000	$1,583,575
4.06%, 11/15/2013	905,000	11/16/05	$872,483	$818,935
	385,000	11/23/05	$369,401	$348,387
	425,000	12/15/05	$406,724	$384,582

Strats-FHLB, 3.09%, 08/15/2019	1,500,000	02/24/05	$1,500,000	$1,370,850
	100,000	12/15/05	$96,728	$91,390
	50,000	12/15/05	$48,364	$45,695
	500,000	12/28/05	$481,474	$456,950

TIAA Real Estate CDO Ltd.,	250,000	11/06/03	$250,000	$255,200
Series 2003-1A, Class PS,
16.00%, 09/30/2013
Times Square Hotel Trust,	393,498	08/09/01	$392,059	$447,104
8.528%, 08/01/2026
Tricadia, Series 2003-1,	250,000	01/14/04	$239,233	$235,000
Class PS, 17.575%, 12/15/2013
Tricadia, Series 2004-2A,	491,346	10/08/04	$491,346	$488,889
Class C, 9.067%, 12/15/2019
Tropic, Series 2003-1A.	1,000,000	09/07/05	$885,426	$705,000
Class PS, 12.85%,10/15/2013
Tropic, Series 2004-1A.	1,000,000	01/27/06	$950,938	$850,000
Class PS, 16.50%, 04/15/2014
Total			$28,620,802	$26,193,697
Total Net Assets				$697,381,517
Illiquid Restricted Securities as % of Total Net Assets				3.76%

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7. Change in Fiscal Year End

At the August 9, 2006 Board Meeting, the Trustees unanimously approved a change in the Trust and Funds' fiscal year end from May 31 to December 31, effective with the fiscal year ending December 31, 2006.

184	Semi-Annual Report November 30, 2006 (Unaudited)

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2006 are available without a charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the commission's website at http://www.sec.gov.

Approval of Agreements

On August 9, 2006, the Board of Trustees reviewed the Advisory Agreement with DenverIA (the "Agreement"), along with the Co-Administration Agreement, and the Distribution Agreement.

Prior to making its determination, the Board received and reviewed detailed information from DenverIA, including, among other things, information provided by Lipper, Inc. ("Lipper") comparing the performance, advisory fee and other expenses of each Fund to that of a relevant peer group and expense universe identified by Lipper. The Board also received from DenverIA and reviewed certain information responsive to requests from independent counsel to assist the Board in its considerations. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's duties and responsibilities in considering renewal of the Agreement.

During the course of its deliberations, the Board, including a majority of the Trustees who are not interested persons under the Investment Company Act of 1940 (the "Independent Trustees"), reached the following conclusions, among others, regarding DenverIA and the Agreement:

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  Based on analysis of the information described above, the nature, extent, and quality of services performed by DenverIA are beneficial to the Fund shareholders, and that DenverIA had the institutional capabilities to deliver those services.

  The relative performance of most of the Funds was good to excellent and although some of the Funds lagged their peers or their benchmark for certain periods, the Board discussed with DenverIA the reasons behind such results and was optimistic about the possibility of improved performance in the future . The Board noted, in particular the significant improvement in the relative performance of the International Frontier Fund.

  The management fees and other compensation paid by each Fund to DenverIA are reasonable in relation to the nature and quality of services provided, the fees and expenses of each Fund's peer group and expense universe, and the fees charged to other clients of DenverIA.

  The overall expense ratio for each Fund is reasonable, taking into account Fund size, quality of service, performance, and contractual expense limitations.

  Under the current annual fund operating expenses, as adjusted because of the contractual expense limitations where applicable, the Funds are equitably protected from the lack of economies of scale at this time.

  The use of "soft" dollars is consistent with regulatory requirements and likely to benefit the Funds.

The Board then determined to renew the Advisory Agreement, as well as the Co-Administration and Distribution Agreements, for another year and determined to continue with the various service agreements between the Trust and ALPS.

On November 15, 2006, in connection with the change in fiscal year end to December 31, the Board of Trustees determined that it would prefer to move the annual review of the Agreement to its regularly scheduled fourth quarter Board meeting, held in this case on November 15, 2006.

Prior to making its determination, the Board reviewed supplemental performance information relating to each Fund prepared by DenverIA, relating to the changes in performance since the date of the materials reviewed at the August 9, 2006 meeting. The Board also was informed by DenverIA that DenverIA had no additional information to update its responses about its business provided in

186	Semi-Annual Report November 30, 2006 (Unaudited)

connection with the August 9, 2006 meeting. In addition, the Board reviewed the memorandum from its independent counsel provided in connection with the August 9, 2006 meeting and detailing the Board's duties and responsibilities in considering renewal of the Agreement.

Based on this review, the Board reaffirmed each of the conclusions reached at the August 9, 2006 meeting and described above. The Board then determined to renew the Advisory Agreement, as well as the Co-Administration and Distribution Agreements, for another year and determined to continue with the various service agreements between the Trust and ALPS.

1-800-392-CORE (2673) ■ www.westcore.com	187

188	Semi-Annual Report November 30, 2006 (Unaudited)

1-800-392-CORE (2673) ■ www.westcore.com	189

190	Semi-Annual Report November 30, 2006 (Unaudited)

1-800-392-CORE (2673) ■ www.westcore.com	191

192	Semi-Annual Report November 30, 2006 (Unaudited)

WESTCORE FUNDS | Better research makes the difference.

1625 Broadway
Suite 2200
Denver, CO 80202
1-800-392-CORE (2673)
www.westcore.com

Westcore Trustees and Officers:
Jack D. Henderson, Chairman
Mary K. Anstine, Trustee
McNeil S. Fiske, Trustee
James B. O'Boyle, Trustee
Lyman E. Seely, Trustee
Robert L. Stamp, Trustee
Todger Anderson, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Wade A. Clouse, Asst. Treasurer
Tane' T. Tyler, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.
Funds distributed by ALPS Distributors, Inc.
WC120

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Statements of Investments.

Statements of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Todger Anderson
                        Todger Anderson
                        President/Principal Executive Officer

Date:                February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Todger Anderson
                        Todger Anderson
                        President/Principal Executive Officer

Date:                February 8, 2007

By:                   /s/ Jasper R. Frontz
                        Jasper R. Frontz
                        Treasurer/Principal Financial Officer

Date:                February 8, 2007